Registration No. 333-19925
                                                    Registration No. 811-01705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 13                                   |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 195                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On April 30, 2008 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by AXA Equitable Life Insurance Company. The contract offers a variable income annuity option funded by one or more of the 11 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract.


--------------------------------------------------------------------------------
Variable investment options:
--------------------------------------------------------------------------------
o AXA Moderate Allocation*             o EQ/AllianceBernstein Quality Bond
o Multimanager Aggressive Equity       o EQ/AllianceBernstein Small Cap Growth
o Multimanager High Yield              o EQ/AllianceBernstein Value
o EQ/AllianceBernstein Common Stock    o EQ/Equity 500 Index
o EQ/AllianceBernstein Intermediate    o EQ/Money Market
  Government Securities
o EQ/AllianceBernstein International
--------------------------------------------------------------------------------



*  An "AXA Allocation" portfolio.

You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.



TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

o a nonqualified annuity ("NQ") for after-tax contributions only

o a plan qualified under Section 401(a) of the Internal Revenue Code

o a traditional individual retirement annuity ("IRA")

o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")

A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2008, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling (800) 245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X02033

Contents of this prospectus
--------------------------------------------------------------------------------

VARIABLE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Variable Immediate Annuity at a glance -- key features                       7
Fee table                                                                    8


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           10
--------------------------------------------------------------------------------
How you can purchase a contract                                             10
Owner and annuitant requirements                                            10
What are your investment options under the contract?                        10
Portfolios of the Trusts                                                    11


--------------------------------------------------------------------------------
2. SELECTING YOUR ANNUITY OPTION                                            13
--------------------------------------------------------------------------------
Allocating your premium payment                                             13
Transfers among the variable investment options                             13
Your right to cancel within a certain number of days                        13
Your annuity payout option                                                  14
Determining your monthly variable payments                                  14
Assumed Investment Return                                                   15


--------------------------------------------------------------------------------
3. CHARGES AND EXPENSES                                                     16
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          16
Charges that the Trusts deduct                                              16


----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.


2  Contents of this prospectus

--------------------------------------------------------------------------------
4. TAX INFORMATION                                                          17
--------------------------------------------------------------------------------
Overview                                                                    17
Taxation of annuity payments                                                17
Special rules for tax-favored retirement programs                           18
Federal and state income tax withholding
     and information reporting                                              19
Special rules for contracts issued in Puerto Rico                           20
Impact of taxes to AXA Equitable                                            20


--------------------------------------------------------------------------------
5. MORE INFORMATION                                                         21
--------------------------------------------------------------------------------
About Separate Account A                                                    21
About the Trusts                                                            21
About our general account                                                   21
About your voting rights                                                    22
Voting rights of others                                                     22
Separate Account A voting rights                                            22
Changes in applicable law                                                   22
About legal proceedings                                                     22
Financial Statements                                                        22
Distribution of the contracts                                               22


--------------------------------------------------------------------------------
APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
   SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS     A-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                         Page
   annuitant                               10
   annuity payout options                  14
   annuity unit                            13
   annuity unit value                      13
   Assumed Investment Return ("AIR")       15
   business day                            10
   contract date                            7
   contract date anniversary                7
   contract year                            7
   fixed income annuity option          cover
   IRA                                  cover
   IRS                                     17
   life contingency                        13
   net investment return                   13
   nonqualified annuity                    17
   portfolio                            cover
   premium payment                         10
   processing office                        6
   qualified annuity                       17
   Required Beginning Date                 19
   SAI                                  cover
   traditional IRA                         18
   TSA                                  cover
   variable income annuity option       cover
   variable investment options          cover


4  Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

AXA Equitable
Variable Immediate Annuity
Benefit Payment Service Group
P.O. Box 4993
Syracuse, NY 13221

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


During our regular business hours you may call (800) 245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.


You should send all notices and requests to our processing office at the address above.

WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


6  Who is AXA Equitable?

Variable Immediate Annuity at a glance -- key features


------------------------------------------------------------------------------------------------------------------------------------
Professional investment   The Variable Immediate Annuity's variable investment options invest in different portfolios managed by
management                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed income annuity      o Provides fixed annuity payments supported by our general account.
option
                          o This option can only be selected when you purchase your Variable Immediate Annuity.

                          o You may not allocate 100% of your premium payment to the fixed income annuity option.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages            o No tax on transfers inside the contract when you make transfers among the variable investment options.
Your annuity payments
                          o We make monthly annuity payments to you based on the annuity option you choose.

                          o Once issued, the contract may not be surrendered. The contract does not have a cash surrender value.
------------------------------------------------------------------------------------------------------------------------------------
Payout options            o Fixed annuity payout options

                          o Variable annuity payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features       o You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers. Transfers are permitted monthly for contracts issued in New York.

                          ----------------------------------------------------------------------------------------------------------
                          The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial premium payment. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract anniversary is April 30.
                          ----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges        o We deduct a daily charge currently at an effective annual rate of 0.50% of the assets invested in the variable investment options. This charge is for mortality and expense risks and administrative charges.
                          We may increase this charge to a maximum effective annual rate of 1.55%.

                        o We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract.

                        o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is deducted from your premium payment.

                        o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. This prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


                        Variable Immediate Annuity at a glance -- key features 7

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your premium payment when you purchase your contract
------------------------------------------------------------------------------------------------------------------------------------
Administrative expense charge(1)                                                $350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Maximum     Current
                                                                                -------     -------
Mortality and expense risks                                                     1.25%       0.40%

Administration                                                                  0.30%       0.10%
                                                                                -----       -----
Variable investment option total annual expenses                                1.55%       0.50%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are           Lowest     Highest
deducted from portfolio assets including management fees, service fees,         ------     -------
  and/or other expenses)(2)                                                     0.38%      1.09%
------------------------------------------------------------------------------------------------------------------------------------


This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.


------------------------------------------------------------------------------------
                                             Manage-          12b-1      Other
Portfolio Name                             ment Fees(3)       Fees     Expenses(4)
------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------
 AXA Moderate Allocation                       0.10%            --      0.17%
 Multimanager Aggressive Equity                0.60%            --      0.19%
 Multimanager High Yield                       0.57%            --      0.19%
------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock             0.47%            --      0.13%
 EQ/AllianceBernstein Intermediate
 Government Securities                         0.50%            --      0.13%
 EQ/AllianceBernstein International            0.71%            --      0.18%
 EQ/AllianceBernstein Quality Bond             0.50%            --      0.14%
 EQ/AllianceBernstein Small Cap Growth         0.74%            --      0.13%
 EQ/AllianceBernstein Value                    0.59%            --      0.12%
 EQ/Equity 500 Index                           0.25%            --      0.13%
 EQ/Money Market                               0.32%            --      0.13%
------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                               Net
                                               Acquired         Total                         Annual
                                               Fund Fees        Annual       Fee Waivers     Expenses
                                                  and          Expenses        and/or         (After
                                                Expenses        (Before        Expense        Expense
expenses)(2)                                  (Underlying       Expense      Reimburse-       Limita-
 Portfolio Name                             Portfolios) (5)   Limitations)     ments(6)        tions)
----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation                       0.82%             1.09%          (0.17)%        0.92%
 Multimanager Aggressive Equity                  --              0.79%             --          0.79%
 Multimanager High Yield                         --              0.76%             --          0.76%
----------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock               --              0.60%             --          0.60%
 EQ/AllianceBernstein Intermediate
 Government Securities                           --              0.63%             --          0.63%
 EQ/AllianceBernstein International              --              0.89%          (0.04)%        0.85%
 EQ/AllianceBernstein Quality Bond               --              0.64%             --          0.64%
 EQ/AllianceBernstein Small Cap Growth           --              0.87%             --          0.87%
 EQ/AllianceBernstein Value                      --              0.71%          (0.01)%        0.70%
 EQ/Equity 500 Index                             --              0.38%             --          0.38%
 EQ/Money Market                                 --              0.45%             --          0.45%
----------------------------------------------------------------------------------------------------------------



8 Fee table

Notes:

(1) We deduct this one-time charge for administrative expenses of the contract.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.


(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (6) for any expense limitation agreement information.


(4) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment option invests in a corresponding portfolio of the AXA Premier VIP Trust. The AXA Allocation portfolio in turn invests in shares of other portfolios of the AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect the AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

    ---------------------------------------------
                  Portfolio Name
    ---------------------------------------------
    Multimanager Aggressive Equity          0.72%
    EQ/AllianceBernstein Common Stock       0.59%
    EQ/AllianceBernstein Small Cap Growth   0.86%
    EQ/AllianceBernstein Value              0.62%


                                                                     Fee table 9

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.


Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.
--------------------------------------------------------------------------------


OWNER AND ANNUITANT REQUIREMENTS

The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options. Investment options are referred to as Investment Funds in the contract.
--------------------------------------------------------------------------------


10  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


The AXA Allocation portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. In addition, due to relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your premium payment" in "Selecting your annuity option" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s),
Portfolio Name                 Objective                                                   as applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE        Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                    o ClearBridge Advisors, LLC
                                                                                           o Legg Mason Capital Management, Inc.
                                                                                           o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD        High total return through a combination of current          o Pacific Investment Management
                               income and capital appreciation.                              Company LLC
                                                                                           o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s),
Portfolio Name                  Objective                                                  as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                      o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 11

FIXED INCOME ANNUITY OPTION

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.


12 Contract features and benefits

2. Selecting your annuity option

--------------------------------------------------------------------------------

You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.

ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.


When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "business day" in which we receive the premium payment at our processing office.


Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

--------------------------------------------------------------------------------
Investment results minus the daily charges is the "net investment return of the portfolio."
--------------------------------------------------------------------------------

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS


You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary; otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.


When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o   your contract number;

o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.

Please see the section "Allocating your premium payment" above for more information about your role in managing your allocations.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this "free look" period may be longer.

For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing


                                               Selecting your annuity option  13
office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial premium to the EQ/Money Market option and/or the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option and/or the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.

----------------------------------------------------
             ANNUITY PAYOUT OPTIONS
----------------------------------------------------
Life annuity
Life annuity -- period certain
Joint and survivor life annuity
Joint and survivor life annuity -- period certain
----------------------------------------------------

ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.


o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.


o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

o   the amount applied to purchase the annuity;

o   the assumed base rate of net investment return;

o   the form of distribution (annuity payout option you select);

o   the annuitant's age and any joint annuitant's age (as discussed above); and

o   in certain instances, the sex of the annuitant(s) (as discussed above).

We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.


14  Selecting your annuity option

The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the first two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


ASSUMED INVESTMENT RETURN

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3-1/2% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3-1/2% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3-1/2% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.


                                               Selecting your annuity option  15

3. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following one-time charges from your premium payment:

o   An administrative expense charge.

o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o   A mortality and expense risks charge.

o   An asset-based administrative charge.

More information about these charges appears below.


ADMINISTRATIVE EXPENSE CHARGE

We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.


MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 0.74%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. The AXA Moderate Allocation portfolio available under the contract in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts that are attached at the end of this prospectus.


16  Charges and expenses

4. Tax information

--------------------------------------------------------------------------------

OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased wholly or partially with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").


Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.


The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with any after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.


The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o   a successor owner after your death and while the annuitant is still alive;
    or


o   a joint annuitant after the death of the annuitant; or

o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59-1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4) payments under an immediate annuity.

--------------------------------------------------------------------------------
An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
--------------------------------------------------------------------------------

We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


                                                             Tax information  17

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS


QUALIFIED PLANS AND TSAS


DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

o   is age 59-1/2; or

o   has died; or

o   is disabled (special federal income tax definition); or

o   is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59-1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


MINIMUM DISTRIBUTION RULES


Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) plans, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Minimum distributions generally must begin in the year the individual is age 70-1/2, but may be delayed if the individual is age 70-1/2 but not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.



IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this prospectus).


CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


FUNDING


This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) plan. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).


The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o   "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or


18  Tax information

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," AXA Equitable will report all distributions from the IRA as fully taxable. You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.


REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70-1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.

If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.

As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.


Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.



BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in "How to reach us" earlier in this prospectus.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,720 in 2008, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.



INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate


                                                             Tax information  19

Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


IMPACT OF TAXES TO AXA EQUITABLE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.


20  Tax information

5. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.


Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to AXA Premier VIP Trust or EQ Advisors Trust; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT OUR GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.


                                                            More information  21

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

The Trusts sell their shares to AXA Equitable's separate accounts and an affiliated qualified plan trust. In addition, shares of AXA Premier VIP Trust and EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 5.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them


22  More information
or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or the Variable Immediate Annuity on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.


These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  23

Appendix: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

--------------------------------------------------------------------------------

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/AllianceBernstein Common Stock variable investment option on 12/13/07. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/AllianceBernstein Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/AllianceBernstein Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/12/08, we receive a request for a 40% transfer of variable annuity units from the EQ/AllianceBernstein Common Stock variable investment option to the EQ/AllianceBernstein International variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



------------------------------------------------------------------------------------------------------------------
As of 12/13/07 (Original Issue)
------------------------------------------------------------------------------------------------------------------
(1)   Premium applied*                                                                         $100,000
(2)   Initial monthly payment on 1/13/08                                                       $800
(3)   EQ/AllianceBernstein Common Stock option annuity unit value (12/13/07)                   $10.00
(4)   Number of EQ/AllianceBernstein Common Stock variable annuity units: (2)/(3)              80

------------------------------------------------------------------------------------------------------------------
As of 12/12/08 (annuitant election to transfer 40% from EQ/AllianceBernstein Common Stock to EQ/AllianceBernstein
International option)
------------------------------------------------------------------------------------------------------------------
(5)   EQ/AllianceBernstein Common Stock option annuity unit value (12/12/08)                   $11.25
(6)   EQ/AllianceBernstein International option annuity unit value (12/12/08)                  $10.00
(7)   Portion of annuity units transferred to EQ/AllianceBernstein International option:       36
        40% x (4) x (5)/(6)
(8)   Remaining annuity units in EQ/AllianceBernstein Common Stock option: 60% x (4)           48

------------------------------------------------------------------------------------------------------------------
As of 12/12/08 (benefit payment based on annuity units owned in October 2008)
------------------------------------------------------------------------------------------------------------------
(9)   Average EQ/AllianceBernstein Common Stock option annuity unit value (October 2008)       $10.50
(10)  Monthly payment under EQ/AllianceBernstein Common Stock option on 12/12/07: (4) x (9)    $840

------------------------------------------------------------------------------------------------------------------
 As of 1/12/08 (benefit payment based on annuity units owned in November 2008)
------------------------------------------------------------------------------------------------------------------
(11)  Average EQ/AllianceBernstein Common Stock option annuity unit value (November 2008)      $11.25
(12)  Monthly payment under EQ/AllianceBernstein Common Stock option on 1/16/07: (4) x (11)    $900

------------------------------------------------------------------------------------------------------------------
As of 2/13/08 (benefit payment based on annuity units owned in December 2008)
------------------------------------------------------------------------------------------------------------------
(13)  Average EQ/AllianceBernstein Common Stock option annuity unit value (December 2008)      $11.50
(14)  Average EQ/AllianceBernstein International option annuity unit value (December 2008)     $11.00
(15)  Monthly payment under EQ/AllianceBernstein Common Stock option on 2/13/08: (8) x (13)    $552
(16)  Monthly payment under EQ/AllianceBernstein International option on 2/13/08: (7) x (14)   $396
(17)  Total monthly payment on 2/13/09: (15) + (16)                                            $948
------------------------------------------------------------------------------------------------------------------


*  After deduction of the $350 administrative expense charge.

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.


A-1 Appendix: Examples of how we determine variable annuity payments

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                            Page


Who is AXA Equitable?                                                       2
Annuity unit values                                                         2
Custodian and independent registered public accounting firm                 3
Distribution of the contracts                                               3
Financial statements                                                        3


How to obtain a Variable Immediate Annuity Statement of Additional Information for Separate Account A


Call (800) 245-1230 or send this request form to:
 AXA Equitable
 Variable Immediate Annuity
 Benefit Payment Service Group
 P.O. Box 4993
 Syracuse, NY 13221


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2008.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                       State            Zip




                                                                        X02032

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008




--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2008. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Annuity unit values                                                          2

Custodian and independent registered public accounting firm                  3

Distribution of the contracts                                                3

Financial statements                                                         3


              Copyright 2008. AXA Equitable Life Insurance Company
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.




888-1272

                                                                          x02032

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3-1/2% a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1997, December 31, 1998, December 31, 1999, December 31, 2000, December 31, 2001, December 31, 2002, December 31,
2003, December 31, 2004, December 31, 2005, December 31, 2006 and December 31, 2007 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.




----------------------------------------------------------------------------------------------------------------
                                                     12/31/    12/31/    12/31/    12/31/
        VARIABLE INVESTMENT OPTIONS*         AIR      1997      1998      1999      2000
----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                    3-1/2%    1.24      1.41      1.60      1.52
                                               5%    1.20      1.34      1.50      1.40
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity             3-1/2%    1.37      1.32      1.51      1.26
                                               5%    1.32      1.26      1.42      1.17
----------------------------------------------------------------------------------------------------------------
Multimanager High Yield                    3-1/2%    1.40      1.28      1.19      1.04
                                               5%    1.35      1.22      1.11      0.96
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock          3-1/2%    1.55      1.93      2.32      1.92
                                               5%    1.50      1.84      2.18      1.78
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate
Government Securities                      3-1/2%    1.05      1.09      1.05      1.10
                                               5%    1.02      1.04      0.98      1.02
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International         3-1/2%    1.03      1.09      1.44      1.07
                                               5%    0.99      1.04      1.35      0.99
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond          3-1/2%    1.10      1.15      1.08      1.16
                                               5%    1.06      1.09      1.02      1.07
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth      3-1/2%    1.23      1.39      1.71      1.87
                                               5%    1.22      1.36      1.64      1.78
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                 3-1/2%     --        --        --        --
                                               5%     --        --        --        --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                        3-1/2%    1.63      2.01      2.33      2.02
                                               5%    1.57      1.91      2.18      1.87
----------------------------------------------------------------------------------------------------------------
EQ/Money Market                            3-1/2%    1.03      1.05      1.06      1.08
                                               5%    1.00      1.00      0.99      1.00
----------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                          12/31/    12/31/    12/31/    12/31/    12/31/    12/31/    12/31/
        VARIABLE INVESTMENT OPTIONS*       2001      2002      2003      2004      2005      2006     2007
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                   1.43      1.20      1.36      1.44      1.47      1.55      1.59
                                          1.30      1.08      1.21      1.25      1.26      1.32      1.33
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity            0.91      0.62      0.80      0.88      0.95      0.95      1.02
                                          0.83      0.56      0.71      0.77      0.81      0.80      0.85
----------------------------------------------------------------------------------------------------------------
Multimanager High Yield                   1.01      0.95      1.11      1.17      1.16      1.23      1.23
                                          0.92      0.85      0.98      1.02      1.00      1.04      1.02
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock         1.65      1.06      1.48      1.66      1.72      1.81      1.82
                                          1.51      0.95      1.31      1.45      1.48      1.54      1.52
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate
Government Securities                     1.14      1.20      1.18      1.16      1.13      1.13      1.15
                                          1.04      1.08      1.04      1.01      0.97      0.96      0.97
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International        0.79      0.69      0.87      0.99      1.13      1.34      1.46
                                          0.72      0.62      0.77      0.87      0.97      1.33      1.22
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond         1.21      1.25      1.25      1.25      1.23      1.24      1.24
                                          1.10      1.13      1.11      1.09      1.06      1.05      1.03
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth     1.57      1.05      1.40      1.55      1.70      1.78      2.00
                                          1.46      0.97      1.28      1.39      1.50      1.55      1.71
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                 --        --        --        --        --        --       9.40
                                           --        --        --        --        --        --       9.35
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                       1.71      1.28      1.53      1.66      1.71      1.87      1.91
                                          1.56      1.15      1.36      1.45      1.47      1.59      1.59
----------------------------------------------------------------------------------------------------------------
EQ/Money Market                           1.08      1.05      1.02      0.99      0.98      0.98      0.99
                                          0.98      0.94      0.90      0.86      0.84      0.84      0.83
----------------------------------------------------------------------------------------------------------------


The net investment factor is:
          a
         ___    - c
       (     )
          b
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.

(b) is the value of the variable investment options shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR". The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2005, the annuity payment due in June 2005 would be $95.19 (26.74 units times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659 in 2005.
Of these amounts, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $1,007,208,067 in 2007, $694,578,570 in 2006 and $561,166,840 in 2005, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713, and $120,349,631, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting
   Firm................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2007.......   FSA-32
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006.......................................   FSA-43
   Notes to Financial Statements.......................................   FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006.............      F-4
   Consolidated Statements of Earnings, Years Ended December 31, 2007,
      2006 and 2005....................................................      F-5
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2007, 2006 and 2005.............      F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2007, 2006 and 2005..............................................      F-7
   Notes to Consolidated Financial Statements..........................      F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                      AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                        Allocation         Allocation            Allocation
                                                     ----------------   ----------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $    161,377,875   $     44,775,311   $          80,094,710
Receivable for The Trusts shares sold ............                 --                 --                      --
Receivable for policy-related transactions .......            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
  Total assets ...................................        161,704,673         44,977,272              80,410,416
                                                     ----------------   ----------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........            326,798            201,961                 315,706
Payable for policy-related transactions ..........                 --                 --                      --
                                                     ----------------   ----------------   ---------------------
  Total liabilities ..............................            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
Net Assets .......................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Net Assets:
Accumulation Units ...............................        161,375,902         44,770,678              80,091,780
Contracts in payout (annuitization) period .......                 --                 --                      --
Retained by AXA Equitable in Separate Account A ..              1,973              4,633                   2,930
                                                     ----------------   ----------------   ---------------------
Total net assets .................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Investments in shares of The Trusts, at cost .....   $    164,087,145   $     45,608,467   $          81,449,579
The Trusts shares held
 Class A .........................................                 --                 --                      --
 Class B .........................................         10,992,371          4,106,688               6,909,254


                                                       AXA Moderate     AXA Moderate-Plus    EQ/AllianceBernstein
                                                        Allocation          Allocation           Common Stock
                                                     ----------------   ------------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $  1,761,631,756   $      513,807,219   $       3,677,531,119
Receivable for The Trusts shares sold ............                 --                   --               4,611,071
Receivable for policy-related transactions .......          4,039,609            1,394,497                      --
                                                     ----------------   ------------------   ---------------------
  Total assets ...................................      1,765,671,365          515,201,716           3,682,142,190
                                                     ----------------   ------------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........             72,340            1,394,497                      --
Payable for policy-related transactions ..........                 --                   --               2,330,026
                                                     ----------------   ------------------   ---------------------
  Total liabilities ..............................             72,340            1,394,497               2,330,026
                                                     ----------------   ------------------   ---------------------
Net Assets .......................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Net Assets:
Accumulation Units ...............................      1,757,188,352          513,806,130           3,655,646,294
Contracts in payout (annuitization) period .......          8,410,673                   --              24,165,870
Retained by AXA Equitable in Separate Account A ..                 --                1,089                      --
                                                     ----------------   ------------------   ---------------------
Total net assets .................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Investments in shares of The Trusts, at cost .....   $  1,606,323,470   $      513,985,300   $       3,413,769,277
The Trusts shares held
 Class A .........................................         93,041,952                   --             172,848,651
 Class B .........................................         10,027,603           36,834,903               8,647,126

                                                                EQ/AllianceBernstein
                                                                    Intermediate
                                                                     Government
                                                                     Securities
                                                               ---------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $         121,962,632
Receivable for The Trusts shares sold ......................                   2,924
Receivable for policy-related transactions .................                 301,232
                                                               ---------------------
  Total assets .............................................             122,266,788
                                                               ---------------------
Liabilities:
Payable for The Trusts shares purchased ....................                      --
Payable for policy-related transactions ....................                      --
                                                               ---------------------
  Total liabilities ........................................                      --
                                                               ---------------------
Net Assets .................................................   $         122,266,788
                                                               =====================
Net Assets:
Accumulation Units .........................................             121,757,066
Contracts in payout (annuitization) period .................                 509,722
Retained by AXA Equitable in Separate Account A ............                      --
                                                               ---------------------
Total net assets ...........................................   $         122,266,788
                                                               =====================
Investments in shares of The Trusts, at cost ...............   $         124,214,462
The Trusts shares held
 Class A ...................................................               9,202,409
 Class B ...................................................               3,143,572

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                  International         Large Cap Growth

                                                               --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        964,792,596   $        145,863,839
Receivable for The Trusts shares sold ......................                 44,804                     --
Receivable for policy-related transactions .................                     --                 30,637
                                                               --------------------   --------------------
  Total assets .............................................            964,837,400            145,894,476
                                                               --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                 30,637
Payable for policy-related transactions ....................                 44,804                     --
                                                               --------------------   --------------------
  Total liabilities ........................................                 44,804                 30,637
                                                               --------------------   --------------------
Net Assets .................................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Net Assets:
Accumulation Units .........................................            960,791,339            145,853,774
Contracts in payout (annuitization) period .................              3,047,028                     --
Retained by AXA Equitable in Separate Account A ............                954,229                 10,065
                                                               --------------------   --------------------
Total net assets ...........................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        775,260,242   $        119,499,122
The Trusts shares held
 Class A ...................................................             58,230,287                     --
 Class B ...................................................              8,562,124             16,657,015


                                                               EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                   Quality Bond         Small Cap Growth            Value
                                                               --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        157,148,978   $        391,511,183   $      1,508,331,322
Receivable for The Trusts shares sold ......................                126,557                     --                857,895
Receivable for policy-related transactions .................                     --                199,602                     --
                                                               --------------------   --------------------   --------------------
  Total assets .............................................            157,275,535            391,710,785          1,509,189,217
                                                               --------------------   --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                190,851                     --
Payable for policy-related transactions ....................                  1,508                     --              1,788,893
                                                               --------------------   --------------------   --------------------
  Total liabilities ........................................                  1,508                190,851              1,788,893
                                                               --------------------   --------------------   --------------------
Net Assets .................................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Net Assets:
Accumulation Units .........................................            156,435,661            389,336,898          1,500,223,005
Contracts in payout (annuitization) period .................                838,366              2,183,036              7,127,679
Retained by AXA Equitable in Separate Account A ............                     --                     --                 49,640
                                                               --------------------   --------------------   --------------------
Total net assets ...........................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        160,834,863   $        363,799,932   $      1,616,746,325
The Trusts shares held
 Class A ...................................................             12,395,490             20,286,076             88,938,730
 Class B ...................................................              3,430,714              3,728,659             16,802,872

                                                                                     EQ/AXA
                                                                                   Rosenberg
                                                                  EQ/Ariel        Value Long/
                                                               Appreciation II    Short Equity
                                                               ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $     3,237,190   $     8,993,345
Receivable for The Trusts shares sold ......................               993                --
Receivable for policy-related transactions .................                --            95,656
                                                               ---------------   ---------------
  Total assets .............................................         3,238,183         9,089,001
                                                               ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................                --            95,656
Payable for policy-related transactions ....................               993                --
                                                               ---------------   ---------------
  Total liabilities ........................................               993            95,656
                                                               ---------------   ---------------
Net Assets .................................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Net Assets:
Accumulation Units .........................................         3,236,464         8,989,226
Contracts in payout (annuitization) period .................                --                --
Retained by AXA Equitable in Separate Account A ............               726             4,119
                                                               ---------------   ---------------
Total net assets ...........................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Investments in shares of The Trusts, at cost ...............   $     3,281,793   $     9,098,693
The Trusts shares held
 Class A ...................................................                --                --
 Class B ...................................................           295,620           838,932

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/BlackRock      EQ/BlackRock       EQ/Boston
                                                                 Basic Value      International       Advisors
                                                                   Equity             Value         Equity Income
                                                               ---------------   ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   383,208,474   $   351,821,662   $    58,381,399
Receivable for The Trusts shares sold ......................                --           154,985                --
Receivable for policy-related transactions .................            42,376                --            88,404
                                                               ---------------   ---------------   ---------------
  Total assets .............................................       383,250,850       351,976,647        58,469,803
                                                               ---------------   ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................            42,376                --            88,404
Payable for policy-related transactions ....................                --           154,985                --
                                                               ---------------   ---------------   ---------------
  Total liabilities ........................................            42,376           154,985            88,404
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Net Assets:
Accumulation Units .........................................       383,187,678       351,706,737        58,353,793
Contracts in payout (annuitization) period .................                --                --                --
Retained by AXA Equitable in Separate Account A ............            20,796           114,925            27,606
                                                               ---------------   ---------------   ---------------
Total net assets ...........................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Investments in shares of The Trusts, at cost ...............   $   388,807,159   $   343,925,691   $    60,786,945
The Trusts shares held
 Class A ...................................................                --                --                --
 Class B ...................................................        24,407,514        21,811,064         8,894,437

                                                              EQ/Calvert     EQ/Capital    EQ/Capital    EQ/Caywood-Scholl
                                                               Socially       Guardian      Guardian         High Yield
                                                              Responsible      Growth       Research            Bond
                                                              ------------  ------------  ------------  ------------------
Assets:
Investments in shares of The Trusts, at fair value .........  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
Receivable for The Trusts shares sold ......................            --       112,774        58,350                  --
Receivable for policy-related transactions .................        44,922            --            --              42,499
                                                              ------------  ------------  ------------  ------------------
  Total assets .............................................    24,160,240    18,206,964   256,966,478          27,460,072
                                                              ------------  ------------  ------------  ------------------
Liabilities:
Payable for The Trusts shares purchased ....................        44,922            --            --              42,499
Payable for policy-related transactions ....................            --       112,774        58,350                  --
                                                              ------------  ------------  ------------  ------------------
  Total liabilities ........................................        44,922       112,774        58,350              42,499
                                                              ------------  ------------  ------------  ------------------
Net Assets .................................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Net Assets:
Accumulation Units .........................................    21,860,318    18,074,099   256,826,387          27,416,675
Contracts in payout (annuitization) period .................            --            --            --                  --
Retained by AXA Equitable in Separate Account A ............     2,255,000        20,091        81,741                 898
                                                              ------------  ------------  ------------  ------------------
Total net assets ...........................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Investments in shares of The Trusts, at cost ...............  $ 22,733,229  $ 17,599,068  $240,785,720  $       28,985,069
The Trusts shares held
 Class A ...................................................            --            --            --                  --
 Class B ...................................................     2,649,594     1,224,469    18,507,422           6,152,520

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                  EQ/Davis                       EQ/Evergreen
                                                                  New York        EQ/Equity      International
                                                                   Venture        500 Index           Bond
                                                               --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $    6,152,404   $1,027,712,624   $   22,864,790
Receivable for The Trusts shares sold ......................               --               --               --
Receivable for policy-related transactions .................           51,438               --          207,077
                                                               --------------   --------------   --------------
  Total assets .............................................        6,203,842    1,027,712,624       23,071,867
                                                               --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................           50,099          189,230          206,101
Payable for policy-related transactions ....................               --        1,185,580               --
                                                               --------------   --------------   --------------
  Total liabilities ........................................           50,099        1,374,810          206,101
                                                               --------------   --------------   --------------
Net Assets .................................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................        6,153,743    1,021,426,206       22,865,766
Contracts in payout (annuitization) period .................               --        4,911,608               --
Retained by AXA Equitable in Separate Account A ............               --               --               --
                                                               --------------   --------------   --------------
Total net assets ...........................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $    6,221,486   $  938,923,999   $   22,212,662
The Trusts shares held
 Class A ...................................................               --       35,354,987               --
 Class B ...................................................          552,873        4,121,422        2,124,924

                                                                                                                   EQ/Franklin
                                                                EQ/Evergreen        EQ/FI         EQ/Franklin       Small Cap
                                                                    Omega          Mid Cap           Income           Value
                                                               --------------   --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   28,728,234   $  364,157,306   $   86,647,941   $    6,400,916
Receivable for The Trusts shares sold ......................           11,310               --               --            1,980
Receivable for policy-related transactions .................               --          372,469          332,907               --
                                                               --------------   --------------   --------------   --------------
  Total assets .............................................       28,739,544      364,529,775       86,980,848        6,402,896
                                                               --------------   --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................               --          372,469          331,061               --
Payable for policy-related transactions ....................           11,310               --               --            1,044
                                                               --------------   --------------   --------------   --------------
  Total liabilities ........................................           11,310          372,469          331,061            1,044
                                                               --------------   --------------   --------------   --------------
Net Assets .................................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................       28,671,173      364,140,874       86,649,787        6,401,852
Contracts in payout (annuitization) period .................               --               --               --               --
Retained by AXA Equitable in Separate Account A ............           57,061           16,432               --               --
                                                               --------------   --------------   --------------   --------------
Total net assets ...........................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $   28,952,622   $  390,284,264   $   90,780,603   $    6,947,863
The Trusts shares held
 Class A ...................................................               --               --               --               --
 Class B ...................................................        3,163,541       36,574,815        8,430,425          650,464

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Franklin
                                                                Templeton      EQ/GAMCO        EQ/GAMCO
                                                                 Founding      Mergers and   Small Company
                                                                 Strategy     Acquisitions       Value
                                                               ------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .........   $ 27,826,791   $ 12,894,827   $127,589,633
Receivable for The Trusts shares sold ......................             --             --             --
Receivable for policy-related transactions .................        121,348         34,912        256,948
                                                               ------------   ------------   ------------
  Total assets .............................................     27,948,139     12,929,739    127,846,581
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ....................        120,989         34,912        253,491
Payable for policy-related transactions ....................             --             --             --
                                                               ------------   ------------   ------------
  Total liabilities ........................................        120,989         34,912        253,491
                                                               ------------   ------------   ------------
Net Assets .................................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Net Assets:
Accumulation Units .........................................     27,827,150     12,892,220    127,593,089
Contracts in payout (annuitization) period .................             --             --             --
Retained by AXA Equitable in Separate Account A ............             --          2,607             --
                                                               ------------   ------------   ------------
Total net assets ...........................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost ...............   $ 28,821,549   $ 13,444,264   $128,360,031
The Trusts shares held
 Class A ...................................................             --             --             --
 Class B ...................................................      2,902,912      1,054,132      4,039,305

                                                                                               EQ/JPMorgan
                                                         EQ/International    EQ/JPMorgan          Value         EQ/Legg Mason
                                                               Growth         Core Bond       Opportunities      Value Equity
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
Receivable for The Trusts shares sold .................                --                --            83,317                --
Receivable for policy-related transactions ............           103,721            94,789                --            24,383
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        37,505,311       138,229,677        64,931,427        20,962,056
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           103,721            94,789                --            24,383
Payable for policy-related transactions ...............                --                --            83,317                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           103,721            94,789            83,317            24,383
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        37,400,922       138,131,000        64,820,214        20,937,106
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               668             3,888            27,896               567
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,063,297  $    142,127,323  $     72,362,395  $     21,742,041
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         5,163,619        12,774,034         5,562,993         2,035,231

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                         EQ/Lord Abbett
                                                             EQ/Long         Growth      EQ/Lord Abbett
                                                            Term Bond      and Income    Large Cap Core
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   23,945,843  $   16,386,315  $    7,111,640
Receivable for The Trusts shares sold .................              --           7,289              --
Receivable for policy-related transactions ............          64,605              --           8,934
                                                         --------------  --------------  --------------
  Total assets ........................................      24,010,448      16,393,604       7,120,574
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............          64,605              --           8,934
Payable for policy-related transactions ...............              --           7,289              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................          64,605           7,289           8,934
                                                         --------------  --------------  --------------
Net Assets ............................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................      23,944,275      16,386,021       7,108,178
Contracts in payout (annuitization) period ............              --              --              --
Retained by AXA Equitable in Separate Account A .......           1,568             294           3,462
                                                         --------------  --------------  --------------
Total net assets ......................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $   23,481,464  $   16,778,594  $    6,919,218
The Trusts shares held
 Class A ..............................................              --              --              --
 Class B ..............................................       1,748,579       1,347,486         564,429


                                                         EQ/Lord Abbett      EQ/Marsico       EQ/Money        EQ/Montag &
                                                          Mid Cap Value        Focus           Market       Caldwell Growth
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    28,444,914  $   411,140,613  $   195,402,493  $    14,639,800
Receivable for The Trusts shares sold .................               --               --               --          227,015
Receivable for policy-related transactions ............           11,937          457,315               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       28,456,851      411,597,928      195,402,493       14,866,815
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           11,937          449,216           55,294               --
Payable for policy-related transactions ...............               --               --        3,283,850          227,015
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           11,937          449,216        3,339,144          227,015
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       28,441,647      411,148,712      191,268,865       14,636,656
Contracts in payout (annuitization) period ............               --               --          794,484               --
Retained by AXA Equitable in Separate Account A .......            3,267               --               --            3,144
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    31,747,217  $   377,885,581  $   195,688,379  $    14,172,726
The Trusts shares held
 Class A ..............................................               --               --      151,353,249               --
 Class B ..............................................        2,442,441       23,406,687       44,034,394        2,227,365

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                              EQ/Oppenheimer
                                                            EQ/Mutual       EQ/Oppenheimer     Main Street
                                                             Shares             Global         Opportunity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     36,145,037  $     13,149,917  $      1,547,450
Receivable for The Trusts shares sold .................                --                --                --
Receivable for policy-related transactions ............            68,778            32,500            13,342
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        36,213,815        13,182,417         1,560,792
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            68,467            31,822            13,342
Payable for policy-related transactions ...............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            68,467            31,822            13,342
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        36,145,348        13,150,595         1,547,326
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......                --                --               124
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,143,280  $     13,412,009  $      1,666,442
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         3,310,023         1,145,392           145,752

                                                         EQ/Oppenheimer
                                                           Main Street       EQ/PIMCO         EQ/Short        EQ/Small
                                                            Small Cap       Real Return     Duration Bond   Company Index
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,886,375  $    48,681,860  $    11,897,227  $   162,680,349
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           22,607          223,289           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,908,982       48,905,149       11,907,855      162,744,862
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           22,057          223,065           10,628           64,513
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           22,057          223,065           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,886,925       48,682,084       11,896,551      162,622,359
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......               --               --              676           57,990
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,526,894  $    47,068,455  $    11,989,316  $   176,513,176
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          749,367        4,617,678        1,178,010       14,013,222

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                     EQ/UBS
                                                          EQ/T. Rowe Price     EQ/Templeton          Growth
                                                            Growth  Stock         Growth           and Income
                                                          ----------------   ----------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value ....   $     86,064,257   $     29,894,083   $     27,120,710
Receivable for The Trusts shares sold .................                 --                 --                 --
Receivable for policy-related transactions ............             45,797             83,646             38,065
                                                          ----------------   ----------------   ----------------
  Total assets ........................................         86,110,054         29,977,729         27,158,775
                                                          ----------------   ----------------   ----------------
Liabilities:
Payable for The Trusts shares purchased ...............             38,267             81,367             38,065
Payable for policy-related transactions ...............                 --                 --                 --
                                                          ----------------   ----------------   ----------------
  Total liabilities ...................................             38,267             81,367             38,065
                                                          ----------------   ----------------   ----------------
Net Assets ............................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Net Assets:
Accumulation Units ....................................         86,071,787         29,896,362         27,120,037
Contracts in payout (annuitization) period ............                 --                 --                 --
Retained by AXA Equitable in Separate Account A .......                 --                 --                673
                                                          ----------------   ----------------   ----------------
Total net assets ......................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Investments in shares of The Trusts, at cost ..........   $     80,834,446   $     30,579,016   $     26,514,539
The Trusts shares held
 Class A ..............................................                 --                 --                 --
 Class B ..............................................          4,013,414          2,735,109          3,963,388

                                                                             EQ/Van Kampen    EQ/Van Kampen
                                                          EQ/Van Kampen    Emerging Markets      Mid Cap         EQ/Van Kampen
                                                             Comstock           Equity            Growth          Real Estate
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
Receivable for The Trusts shares sold .................            29,966           744,705                --            22,409
Receivable for policy-related transactions ............                --                --           278,306                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        22,835,609       635,820,604        46,241,194       131,066,790
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --           278,306                --
Payable for policy-related transactions ...............            29,966           744,705                --            22,409
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            29,966           744,705           278,306            22,409
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        22,805,239       634,801,836        45,961,546       131,032,655
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               404           274,063             1,342            11,726
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     24,198,553  $    594,656,261  $     45,313,008  $    169,631,530
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         2,097,292        33,738,266         2,927,418        15,948,755

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            MarketPLUS        MarketPLUS        MarketPLUS
                                                          International       Large Cap          Large Cap
                                                               Core              Core             Growth
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    117,075,268  $     15,614,899  $    323,038,974
Receivable for The Trusts shares sold .................                --                --           114,238
Receivable for policy-related transactions ............            99,581            18,450                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       117,174,849        15,633,349       323,153,212
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            99,581            18,450                --
Payable for policy-related transactions ...............                --                --           114,238
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            99,581            18,450           114,238
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       117,042,627        15,557,010       323,002,044
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            32,641            57,889            36,930
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    122,456,037  $     16,594,350  $    225,485,312
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         9,169,442         1,717,384        18,204,354

                                                            MarketPLUS     Multimanager
                                                             Mid Cap         Aggressive     Multimanager     Multimanager
                                                              Value            Equity         Core Bond       Health Care
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   458,341,426  $   881,861,439  $    72,081,057  $    53,087,374
Receivable for The Trusts shares sold .................          243,987        1,230,817               --               --
Receivable for policy-related transactions ............               --           48,498           99,659           51,916
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................      458,585,413      883,140,754       72,180,716       53,139,290
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............               --               --           81,250           51,916
Payable for policy-related transactions ...............          243,987               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................          243,987               --           81,250           51,916
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................      458,308,124      881,237,355       72,099,466       51,627,520
Contracts in payout (annuitization) period ............               --        1,903,399               --               --
Retained by AXA Equitable in Separate Account A .......           33,302               --               --        1,459,854
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $   584,400,336  $   857,859,625  $    71,078,886  $    53,330,483
The Trusts shares held
 Class A ..............................................               --       27,036,430               --          131,869
 Class B ..............................................       44,436,050          438,483        6,931,012        4,715,866

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             Multimanager       Multimanager
                                                          Multimanager       International       Large Cap
                                                           High Yield           Equity          Core Equity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    181,635,435  $    121,747,382  $     23,716,571
Receivable for The Trusts shares sold .................           103,847            22,898                --
Receivable for policy-related transactions ............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       181,739,282       121,770,280        23,716,571
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --             4,567
Payable for policy-related transactions ...............           101,866            22,898         1,431,194
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................           101,866            22,898         1,435,761
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       180,748,969       121,698,606        22,280,810
Contracts in payout (annuitization) period ............           675,790                --                --
Retained by AXA Equitable in Separate Account A .......           212,657            48,776                --
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    194,532,417  $    113,183,860  $     23,150,324
The Trusts shares held
 Class A ..............................................        25,669,641               422           121,261
 Class B ..............................................         8,363,458         7,444,920         1,911,747

                                                          Multimanager     Multimanager     Multimanager      Multimanager
                                                            Large Cap        Large Cap         Mid Cap          Mid Cap
                                                             Growth            Value           Growth            Value
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       42,447,558       75,689,465       89,051,284       71,210,012
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           42,479           78,946           17,223           43,864
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       41,221,183       73,951,605       88,997,616       71,135,000
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......        1,183,896        1,658,914           36,445           31,148
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    43,830,533  $    79,808,237  $    92,123,784  $    80,383,501
The Trusts shares held
 Class A ..............................................          119,024          142,570               --               --
 Class B ..............................................        4,264,808        6,269,507        9,952,213        7,898,416

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Multimanager      Multimanager
                                                            Small Cap          Small Cap       Multimanager
                                                              Growth             Value          Technology
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     59,642,217  $    174,570,686  $    129,882,753
Receivable for The Trusts shares sold .................                --            37,677                --
Receivable for policy-related transactions ............            57,017                --           113,884
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        59,699,234       174,608,363       129,996,637
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,017                --           113,884
Payable for policy-related transactions ...............                --            37,677                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            57,017            37,677           113,884
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        59,581,126       174,548,466       129,708,644
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            61,091            22,220           174,109
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     65,826,101  $    212,186,000  $    112,090,547
The Trusts shares held
 Class A ..............................................                --                --             6,244
 Class B ..............................................         6,795,733        15,530,575        10,001,560


                                                          Target 2015      Target 2025       Target 2035      Target 2045
                                                           Allocation       Allocation        Allocation       Allocation
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,847,027  $     9,226,897  $     4,736,229  $     3,404,200
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           33,412           21,942           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,880,439        9,248,839        4,771,225        3,425,631
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           33,412           21,713           34,996           21,431
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           33,412           21,713           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,845,125        9,227,126        4,735,675        3,403,205
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......            1,902               --              554              995
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,011,333  $     9,440,068  $     4,822,398  $     3,559,108
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          723,255          836,934          422,614          305,028

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                     Contract charges      Unit Value     Units Outstanding (000s)
                                     ----------------   ----------------  ------------------------
AXA Aggressive Allocation .........   Class B 0.50%         $ 162.11                  --
AXA Aggressive Allocation .........   Class B 0.70%         $ 160.73                  --
AXA Aggressive Allocation .........   Class B 0.90%         $ 159.36                   9
AXA Aggressive Allocation .........   Class B 0.95%         $ 159.02                 111
AXA Aggressive Allocation .........   Class B 1.20%         $ 157.32                 150
AXA Aggressive Allocation .........   Class B 1.25%         $  97.11                  --
AXA Aggressive Allocation .........   Class B 1.30%         $ 109.55                  20
AXA Aggressive Allocation .........   Class B 1.34%         $ 156.38                 741
AXA Aggressive Allocation .........   Class B 1.35%         $ 156.31                   3
AXA Aggressive Allocation .........   Class B 1.45%         $ 155.64                  --
AXA Conservative Allocation .......   Class B 0.50%         $ 122.65                  --
AXA Conservative Allocation .......   Class B 0.70%         $ 121.61                  --
AXA Conservative Allocation .......   Class B 0.90%         $ 120.57                   2
AXA Conservative Allocation .......   Class B 0.95%         $ 120.31                  40
AXA Conservative Allocation .......   Class B 1.20%         $ 119.03                 100
AXA Conservative Allocation .......   Class B 1.25%         $ 102.82                   1
AXA Conservative Allocation .......   Class B 1.30%         $ 106.00                   4
AXA Conservative Allocation .......   Class B 1.34%         $ 118.31                 231
AXA Conservative Allocation .......   Class B 1.35%         $ 118.26                  --
AXA Conservative Allocation .......   Class B 1.45%         $ 117.75                  --
AXA Conservative-Plus Allocation ..   Class B 0.50%         $ 130.56                  --
AXA Conservative-Plus Allocation ..   Class B 0.70%         $ 129.44                  --
AXA Conservative-Plus Allocation ..   Class B 0.90%         $ 128.34                   7
AXA Conservative-Plus Allocation ..   Class B 0.95%         $ 128.07                  64
AXA Conservative-Plus Allocation ..   Class B 1.20%         $ 126.70                 145
AXA Conservative-Plus Allocation ..   Class B 1.25%         $ 100.87                  --
AXA Conservative-Plus Allocation ..   Class B 1.30%         $ 106.51                  11
AXA Conservative-Plus Allocation ..   Class B 1.34%         $ 125.94                 406
AXA Conservative-Plus Allocation ..   Class B 1.35%         $ 125.88                   1
AXA Conservative-Plus Allocation ..   Class B 1.45%         $ 125.34                  --
AXA Moderate Allocation ...........   Class A 0.50%         $ 109.30                  --
AXA Moderate Allocation ...........   Class A 0.70%         $ 177.39                  --
AXA Moderate Allocation ...........   Class A 0.90%         $ 212.90                  67
AXA Moderate Allocation ...........   Class A 1.20%         $ 190.05                  27
AXA Moderate Allocation ...........   Class A 1.34%         $  66.55              17,845
AXA Moderate Allocation ...........   Class A 1.35%         $ 225.75                  83
AXA Moderate Allocation ...........   Class A 1.35%         $ 224.33               1,605
AXA Moderate Allocation ...........   Class A 1.45%         $ 144.38                   4
AXA Moderate Allocation ...........   Class B 0.50%         $ 127.43                  --
AXA Moderate Allocation ...........   Class B 0.70%         $ 177.39                   2
AXA Moderate Allocation ...........   Class B 0.70%         $ 137.65                   9
AXA Moderate Allocation ...........   Class B 0.90%         $ 133.43                  19
AXA Moderate Allocation ...........   Class B 0.90%         $ 150.62                  13
AXA Moderate Allocation ...........   Class B 0.95%         $ 134.78                 285
AXA Moderate Allocation ...........   Class B 1.20%         $ 144.41                 821
AXA Moderate Allocation ...........   Class B 1.25%         $  99.38                   3
AXA Moderate Allocation ...........   Class B 1.30%         $ 107.96                  66


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Contract charges      Unit Value     Units Outstanding (000s)
                                                          ----------------   ----------------  ------------------------
AXA Moderate-Plus Allocation ..........................    Class B 0.50%          $ 153.90                 --
AXA Moderate-Plus Allocation ..........................    Class B 0.70%          $ 152.59                  1
AXA Moderate-Plus Allocation ..........................    Class B 0.90%          $ 151.29                 35
AXA Moderate-Plus Allocation ..........................    Class B 0.95%          $ 150.97                385
AXA Moderate-Plus Allocation ..........................    Class B 1.20%          $ 149.35                487
AXA Moderate-Plus Allocation ..........................    Class B 1.25%          $  98.88                 13
AXA Moderate-Plus Allocation ..........................    Class B 1.30%          $ 108.88                 93
AXA Moderate-Plus Allocation ..........................    Class B 1.34%          $ 148.46              2,455
AXA Moderate-Plus Allocation ..........................    Class B 1.35%          $ 148.39                 10
AXA Moderate-Plus Allocation ..........................    Class B 1.45%          $ 147.76                  1
EQ/AllianceBernstein Common Stock .....................    Class A 0.50%          $ 107.52                  2
EQ/AllianceBernstein Common Stock .....................    Class A 0.70%          $ 164.19                 --
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 517.53                 93
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 560.59                 33
EQ/AllianceBernstein Common Stock .....................    Class A 0.90%          $ 233.16                 67
EQ/AllianceBernstein Common Stock .....................    Class A 1.20%          $ 192.89                 17
EQ/AllianceBernstein Common Stock .....................    Class A 1.34%          $ 384.25                 18
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 297.34              2,259
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 310.68                110
EQ/AllianceBernstein Common Stock .....................    Class A 1.45%          $ 119.86                 25
EQ/AllianceBernstein Common Stock .....................    Class A 1.49%          $ 384.25              6,992
EQ/AllianceBernstein Common Stock .....................    Class B 0.50%          $ 105.11                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 164.19                 12
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 109.29                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 112.55                 29
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 125.96                  7
EQ/AllianceBernstein Common Stock .....................    Class B 0.95%          $ 107.01                407
EQ/AllianceBernstein Common Stock .....................    Class B 1.20%          $ 119.90              1,018
EQ/AllianceBernstein Common Stock .....................    Class B 1.25%          $  95.05                 --
EQ/AllianceBernstein Common Stock .....................    Class B 1.30%          $ 106.21                 22
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.50%          $ 107.06                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.74%          $  85.75                 32
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.90%          $ 165.32                  3
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.20%          $ 152.20                  1
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.34%          $ 169.61                504
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.35%          $ 163.45                 13
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.45%          $ 137.16                  1
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.50%          $ 136.21                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 140.76                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.90%          $ 141.06                  2
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.95%          $ 137.83                 98
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.20%          $ 137.19                124
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.25%          $ 105.16                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.30%          $ 105.74                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 118.10                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 156.05                  1
EQ/AllianceBernstein International ....................    Class A 0.70%          $ 186.32                 --
EQ/AllianceBernstein International ....................    Class A 0.90%          $ 200.46                 36
EQ/AllianceBernstein International ....................    Class A 1.20%          $ 177.32                 16
EQ/AllianceBernstein International ....................    Class A 1.34%          $ 197.62              4,096


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein International ....................   Class A 1.35%        $ 197.37                  93
EQ/AllianceBernstein International ....................   Class A 1.45%        $ 154.56                   4
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 161.45                  --
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 186.32                   2
EQ/AllianceBernstein International ....................   Class B 0.90%        $ 164.52                  11
EQ/AllianceBernstein International ....................   Class B 0.95%        $ 158.09                 268
EQ/AllianceBernstein International ....................   Class B 1.20%        $ 154.42                 488
EQ/AllianceBernstein International ....................   Class B 1.25%        $  96.39                   1
EQ/AllianceBernstein International ....................   Class B 1.30%        $ 116.66                  17
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.50%        $  75.03                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.70%        $  81.95                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.90%        $  80.58                   9
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.95%        $  80.24                 149
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.20%        $  78.56                 223
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.25%        $ 104.11                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.30%        $ 115.96                   1
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.34%        $  77.63               1,480
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.35%        $  77.56                   7
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.45%        $  76.91                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 0.50%        $ 105.12                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.90%        $ 176.45                   6
EQ/AllianceBernstein Quality Bond .....................   Class A 1.20%        $ 158.68                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 1.34%        $ 177.18                 670
EQ/AllianceBernstein Quality Bond .....................   Class A 1.35%        $ 186.75                  14
EQ/AllianceBernstein Quality Bond .....................   Class A 1.45%        $ 139.74                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.50%        $ 139.64                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 144.56                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.90%        $ 143.64                   5
EQ/AllianceBernstein Quality Bond .....................   Class B 0.95%        $ 141.55                 111
EQ/AllianceBernstein Quality Bond .....................   Class B 1.20%        $ 139.83                 124
EQ/AllianceBernstein Quality Bond .....................   Class B 1.25%        $ 103.54                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 1.30%        $ 103.82                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.50%        $ 120.87                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.70%        $ 178.75                  --
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.90%        $ 225.25                  12
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.20%        $ 218.08                   3
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.34%        $ 214.81               1,500
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.35%        $ 214.57                  19
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.45%        $ 155.92                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.50%        $ 116.77                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 178.75                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 193.94                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.90%        $ 160.90                   4
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.95%        $ 189.90                 126
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.20%        $ 155.98                 215
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.25%        $  99.28                   1
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.30%        $ 119.40                   5
EQ/AllianceBernstein Value ............................   Class A 0.50%        $ 155.34                  --
EQ/AllianceBernstein Value ............................   Class A 0.70%        $ 141.72                   5
EQ/AllianceBernstein Value ............................   Class A 0.90%        $ 139.36                  72


                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein Value ............................  Class A 1.20%         $ 135.87                  42
EQ/AllianceBernstein Value ............................  Class A 1.34%         $ 134.27               9,158
EQ/AllianceBernstein Value ............................  Class A 1.35%         $ 134.15                 102
EQ/AllianceBernstein Value ............................  Class A 1.45%         $ 142.29                   8
EQ/AllianceBernstein Value ............................  Class B 0.50%         $ 155.18                   1
EQ/AllianceBernstein Value ............................  Class B 0.70%         $ 141.58                  13
EQ/AllianceBernstein Value ............................  Class B 0.90%         $ 139.22                  16
EQ/AllianceBernstein Value ............................  Class B 0.95%         $ 147.02                 494
EQ/AllianceBernstein Value ............................  Class B 1.20%         $ 135.72               1,183
EQ/AllianceBernstein Value ............................  Class B 1.25%         $  88.84                   1
EQ/AllianceBernstein Value ............................  Class B 1.30%         $  98.09                  18
EQ/Ariel Appreciation II ..............................  Class B 0.50%         $ 112.93                  --
EQ/Ariel Appreciation II ..............................  Class B 0.70%         $ 112.42                  --
EQ/Ariel Appreciation II ..............................  Class B 0.90%         $ 111.91                  --
EQ/Ariel Appreciation II ..............................  Class B 0.95%         $ 111.79                   4
EQ/Ariel Appreciation II ..............................  Class B 1.20%         $ 111.16                  11
EQ/Ariel Appreciation II ..............................  Class B 1.25%         $  88.34                  --
EQ/Ariel Appreciation II ..............................  Class B 1.30%         $ 100.82                  --
EQ/Ariel Appreciation II ..............................  Class B 1.34%         $ 110.80                  14
EQ/Ariel Appreciation II ..............................  Class B 1.35%         $ 110.78                  --
EQ/Ariel Appreciation II ..............................  Class B 1.45%         $ 110.53                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.50%         $ 114.05                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.70%         $ 111.87                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.90%         $ 112.11                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.95%         $ 111.87                  14
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.20%         $ 110.68                  17
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.25%         $ 100.29                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.30%         $ 100.94                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.34%         $ 110.01                  50
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.35%         $ 109.96                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.45%         $ 109.49                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.50%         $ 158.23                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.70%         $ 198.37                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 190.15                   4
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 194.62                  12
EQ/BlackRock Basic Value Equity .......................  Class B 0.95%         $ 161.83                 155
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 187.68                 266
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 189.11                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.25%         $  91.70                   1
EQ/BlackRock Basic Value Equity .......................  Class B 1.30%         $ 104.10                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.34%         $ 241.63               1,248
EQ/BlackRock Basic Value Equity .......................  Class B 1.35%         $ 186.41                  10
EQ/BlackRock Basic Value Equity .......................  Class B 1.45%         $ 183.24                   2

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/BlackRock International Value ......................  Class B 0.50%         $ 145.75                  --
EQ/BlackRock International Value ......................  Class B 0.70%         $ 178.16                  10
EQ/BlackRock International Value ......................  Class B 0.90%         $ 175.18                  20
EQ/BlackRock International Value ......................  Class B 0.95%         $ 174.45                 183
EQ/BlackRock International Value ......................  Class B 1.20%         $ 170.79                 237
EQ/BlackRock International Value ......................  Class B 1.25%         $  98.44                  --
EQ/BlackRock International Value ......................  Class B 1.30%         $ 113.87                   5
EQ/BlackRock International Value ......................  Class B 1.34%         $ 168.78               1,600
EQ/BlackRock International Value ......................  Class B 1.35%         $ 168.64                  18
EQ/BlackRock International Value ......................  Class B 1.45%         $ 183.08                   1
EQ/Boston Advisors Equity Income ......................  Class B 0.50%         $ 134.77                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.70%         $ 133.89                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.90%         $ 133.03                   2
EQ/Boston Advisors Equity Income ......................  Class B 0.95%         $ 132.81                  31
EQ/Boston Advisors Equity Income ......................  Class B 1.20%         $ 131.73                  72
EQ/Boston Advisors Equity Income ......................  Class B 1.25%         $  94.66                  --
EQ/Boston Advisors Equity Income ......................  Class B 1.30%         $ 106.97                   6
EQ/Boston Advisors Equity Income ......................  Class B 1.34%         $ 131.14                 333
EQ/Boston Advisors Equity Income ......................  Class B 1.35%         $ 131.09                   1
EQ/Boston Advisors Equity Income ......................  Class B 1.45%         $ 130.66                  --
EQ/Calvert Socially Responsible .......................  Class B 0.50%         $  94.90                  --
EQ/Calvert Socially Responsible .......................  Class B 0.70%         $ 105.61                   1
EQ/Calvert Socially Responsible .......................  Class B 0.90%         $ 103.84                   3
EQ/Calvert Socially Responsible .......................  Class B 0.95%         $ 132.58                   5
EQ/Calvert Socially Responsible .......................  Class B 1.20%         $ 101.24                  12
EQ/Calvert Socially Responsible .......................  Class B 1.25%         $ 101.62                  --
EQ/Calvert Socially Responsible .......................  Class B 1.30%         $ 112.07                  --
EQ/Calvert Socially Responsible .......................  Class B 1.34%         $ 100.04                 196
EQ/Calvert Socially Responsible .......................  Class B 1.35%         $  99.96                   1
EQ/Calvert Socially Responsible .......................  Class B 1.45%         $ 128.45                  --
EQ/Capital Guardian Growth ............................  Class B 0.50%         $  72.73                  --
EQ/Capital Guardian Growth ............................  Class B 0.70%         $  82.77                  --
EQ/Capital Guardian Growth ............................  Class B 0.90%         $  81.39                   1
EQ/Capital Guardian Growth ............................  Class B 0.95%         $  81.04                  20
EQ/Capital Guardian Growth ............................  Class B 1.20%         $  79.35                  43
EQ/Capital Guardian Growth ............................  Class B 1.25%         $  97.10                  --
EQ/Capital Guardian Growth ............................  Class B 1.30%         $ 105.87                  --
EQ/Capital Guardian Growth ............................  Class B 1.34%         $  78.41                 163
EQ/Capital Guardian Growth ............................  Class B 1.35%         $  78.35                   1
EQ/Capital Guardian Growth ............................  Class B 1.45%         $ 104.44                  --
EQ/Capital Guardian Research ..........................  Class B 0.50%         $ 126.86                  --
EQ/Capital Guardian Research ..........................  Class B 0.70%         $ 139.36                   1
EQ/Capital Guardian Research ..........................  Class B 0.90%         $ 137.03                  25
EQ/Capital Guardian Research ..........................  Class B 0.95%         $ 136.45                 117
EQ/Capital Guardian Research ..........................  Class B 1.20%         $ 133.60                 370
EQ/Capital Guardian Research ..........................  Class B 1.25%         $  93.93                  --
EQ/Capital Guardian Research ..........................  Class B 1.30%         $ 102.69                   1
EQ/Capital Guardian Research ..........................  Class B 1.34%         $ 132.02               1,410
EQ/Capital Guardian Research ..........................  Class B 1.35%         $ 131.91                   9
EQ/Capital Guardian Research ..........................  Class B 1.45%         $ 130.80                   3


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                         ----------------   ----------------  ------------------------
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.50%         $ 114.90                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.70%         $ 114.28                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.90%         $ 113.67                    1
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.95%         $ 113.52                   44
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.20%         $ 112.76                   45
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.25%         $ 100.04                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.30%         $ 103.77                    2
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.34%         $ 112.33                  152
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.35%         $ 112.30                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.45%         $ 112.00                   --
EQ/Davis New York Venture .............................   Class B 0.50%         $  97.46                   --
EQ/Davis New York Venture .............................   Class B 0.70%         $  97.33                   --
EQ/Davis New York Venture .............................   Class B 0.90%         $ 111.68                    1
EQ/Davis New York Venture .............................   Class B 0.90%         $  97.21                    1
EQ/Davis New York Venture .............................   Class B 0.95%         $  97.18                   12
EQ/Davis New York Venture .............................   Class B 1.20%         $  97.03                    8
EQ/Davis New York Venture .............................   Class B 1.25%         $  95.94                   --
EQ/Davis New York Venture .............................   Class B 1.30%         $  97.08                    2
EQ/Davis New York Venture .............................   Class B 1.34%         $  96.94                   37
EQ/Davis New York Venture .............................   Class B 1.34%         $ 111.03                   --
EQ/Davis New York Venture .............................   Class B 1.35%         $ 111.02                    3
EQ/Davis New York Venture .............................   Class B 1.45%         $  96.87                   --
EQ/Equity 500 Index ...................................   Class A 0.50%         $ 108.06                   --
EQ/Equity 500 Index ...................................   Class A 0.70%         $ 165.68                   --
EQ/Equity 500 Index ...................................   Class A 0.90%         $ 235.57                   28
EQ/Equity 500 Index ...................................   Class A 1.20%         $ 195.29                   16
EQ/Equity 500 Index ...................................   Class A 1.34%         $ 322.33                2,757
EQ/Equity 500 Index ...................................   Class A 1.35%         $ 321.88                   47
EQ/Equity 500 Index ...................................   Class A 1.45%         $ 121.98                   10
EQ/Equity 500 Index ...................................   Class B 0.50%         $ 107.91                   --
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 165.68                    5
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 109.75                   12
EQ/Equity 500 Index ...................................   Class B 0.90%         $ 127.68                   11
EQ/Equity 500 Index ...................................   Class B 0.95%         $ 107.46                  217
EQ/Equity 500 Index ...................................   Class B 1.20%         $ 122.02                  649
EQ/Equity 500 Index ...................................   Class B 1.25%         $  95.03                   --
EQ/Equity 500 Index ...................................   Class B 1.30%         $ 106.74                    8
EQ/Evergreen International Bond .......................   Class B 0.50%         $ 109.34                   --
EQ/Evergreen International Bond .......................   Class B 0.70%         $ 108.84                   --
EQ/Evergreen International Bond .......................   Class B 0.90%         $ 108.35                    1
EQ/Evergreen International Bond .......................   Class B 0.95%         $ 108.23                   42
EQ/Evergreen International Bond .......................   Class B 1.20%         $ 107.62                   37
EQ/Evergreen International Bond .......................   Class B 1.25%         $ 108.14                   --
EQ/Evergreen International Bond .......................   Class B 1.30%         $ 109.81                    2
EQ/Evergreen International Bond .......................   Class B 1.34%         $ 107.28                  131
EQ/Evergreen International Bond .......................   Class B 1.35%         $ 107.26                   --
EQ/Evergreen International Bond .......................   Class B 1.45%         $ 107.01                   --
EQ/Evergreen Omega ....................................   Class B 0.50%         $ 100.16                   --
EQ/Evergreen Omega ....................................   Class B 0.70%         $ 101.91                   --
EQ/Evergreen Omega ....................................   Class B 0.90%         $ 100.21                    2
EQ/Evergreen Omega ....................................   Class B 0.95%         $  99.78                   33
EQ/Evergreen Omega ....................................   Class B 1.20%         $  97.69                   41


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Evergreen Omega ....................................  Class B 1.25%         $  99.32                 --
EQ/Evergreen Omega ....................................  Class B 1.30%         $ 113.87                  1
EQ/Evergreen Omega ....................................  Class B 1.34%         $  96.54                218
EQ/Evergreen Omega ....................................  Class B 1.35%         $  96.46                 --
EQ/Evergreen Omega ....................................  Class B 1.45%         $  95.65                 --
EQ/FI Mid Cap .........................................  Class B 0.50%         $ 149.37                 --
EQ/FI Mid Cap .........................................  Class B 0.70%         $ 143.79                  9
EQ/FI Mid Cap .........................................  Class B 0.90%         $ 141.69                 24
EQ/FI Mid Cap .........................................  Class B 0.95%         $ 141.16                202
EQ/FI Mid Cap .........................................  Class B 1.20%         $ 138.57                531
EQ/FI Mid Cap .........................................  Class B 1.25%         $  95.26                  1
EQ/FI Mid Cap .........................................  Class B 1.30%         $ 111.60                  4
EQ/FI Mid Cap .........................................  Class B 1.34%         $ 137.14              1,869
EQ/FI Mid Cap .........................................  Class B 1.35%         $ 137.04                  3
EQ/FI Mid Cap .........................................  Class B 1.45%         $ 136.02                  1
EQ/Franklin Income ....................................  Class B 0.50%         $ 106.18                 --
EQ/Franklin Income ....................................  Class B 0.70%         $ 105.90                  5
EQ/Franklin Income ....................................  Class B 0.90%         $ 105.62                  7
EQ/Franklin Income ....................................  Class B 0.95%         $ 105.55                 82
EQ/Franklin Income ....................................  Class B 1.20%         $ 105.20                149
EQ/Franklin Income ....................................  Class B 1.25%         $  96.80                 --
EQ/Franklin Income ....................................  Class B 1.30%         $ 103.43                 12
EQ/Franklin Income ....................................  Class B 1.34%         $ 105.01                570
EQ/Franklin Income ....................................  Class B 1.35%         $ 104.99                 --
EQ/Franklin Income ....................................  Class B 1.45%         $ 104.85                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.50%         $  98.64                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.70%         $  98.38                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.90%         $  98.12                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.95%         $  98.06                  5
EQ/Franklin Small Cap Value ...........................  Class B 1.20%         $  97.73                 10
EQ/Franklin Small Cap Value ...........................  Class B 1.25%         $  81.76                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.30%         $  93.11                  1
EQ/Franklin Small Cap Value ...........................  Class B 1.34%         $  97.55                 50
EQ/Franklin Small Cap Value ...........................  Class B 1.35%         $  97.54                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.45%         $  97.41                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.50%         $  95.67                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.70%         $  95.55                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.90%         $  95.43                  1
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.95%         $  95.40                 34
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.20%         $  95.25                 69
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.25%         $  94.37                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.30%         $  95.29                 12
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.34%         $  95.16                176
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.45%         $  95.10                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.50%         $ 121.36                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.70%         $ 120.71                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.90%         $ 120.07                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.95%         $ 119.91                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.20%         $ 119.10                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.25%         $  95.62                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.30%         $ 104.40                  1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%         $ 118.65                 64


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%        $ 118.65                    1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.35%        $ 118.62                   --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.45%        $ 118.30                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.50%        $ 151.41                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.70%        $ 150.43                    2
EQ/GAMCO Small Company Value ..........................  Class B 0.90%        $ 149.46                    5
EQ/GAMCO Small Company Value ..........................  Class B 0.95%        $ 149.22                   71
EQ/GAMCO Small Company Value ..........................  Class B 1.20%        $ 148.00                  128
EQ/GAMCO Small Company Value ..........................  Class B 1.25%        $  94.52                    1
EQ/GAMCO Small Company Value ..........................  Class B 1.30%        $ 112.05                    9
EQ/GAMCO Small Company Value ..........................  Class B 1.34%        $ 147.33                  647
EQ/GAMCO Small Company Value ..........................  Class B 1.35%        $ 147.28                    3
EQ/GAMCO Small Company Value ..........................  Class B 1.45%        $ 146.80                   --
EQ/International Growth ...............................  Class B 0.50%        $ 167.16                   --
EQ/International Growth ...............................  Class B 0.70%        $ 166.26                   --
EQ/International Growth ...............................  Class B 0.90%        $ 165.37                    2
EQ/International Growth ...............................  Class B 0.95%        $ 165.15                   20
EQ/International Growth ...............................  Class B 1.20%        $ 164.04                   40
EQ/International Growth ...............................  Class B 1.25%        $ 101.57                   --
EQ/International Growth ...............................  Class B 1.30%        $ 121.38                   --
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                  160
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                    5
EQ/International Growth ...............................  Class B 1.35%        $ 163.38                   --
EQ/International Growth ...............................  Class B 1.45%        $ 162.94                   --
EQ/JPMorgan Core Bond .................................  Class B 0.50%        $ 124.31                   --
EQ/JPMorgan Core Bond .................................  Class B 0.70%        $ 122.80                    3
EQ/JPMorgan Core Bond .................................  Class B 0.90%        $ 121.31                    6
EQ/JPMorgan Core Bond .................................  Class B 0.95%        $ 120.94                  241
EQ/JPMorgan Core Bond .................................  Class B 1.20%        $ 119.09                  159
EQ/JPMorgan Core Bond .................................  Class B 1.25%        $ 102.18                   --
EQ/JPMorgan Core Bond .................................  Class B 1.30%        $ 102.44                    5
EQ/JPMorgan Core Bond .................................  Class B 1.34%        $ 118.07                  748
EQ/JPMorgan Core Bond .................................  Class B 1.35%        $ 118.00                    1
EQ/JPMorgan Core Bond .................................  Class B 1.45%        $ 117.27                    1
EQ/JPMorgan Value Opportunities .......................  Class B 0.50%        $ 132.31                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.70%        $ 132.08                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 128.17                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 129.59                    7
EQ/JPMorgan Value Opportunities .......................  Class B 0.95%        $ 119.88                   20
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 124.59                   38
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 125.92                    2
EQ/JPMorgan Value Opportunities .......................  Class B 1.25%        $  90.10                   --
EQ/JPMorgan Value Opportunities .......................  Class B 1.30%        $ 101.59                    1
EQ/JPMorgan Value Opportunities .......................  Class B 1.34%        $ 156.76                  351
EQ/JPMorgan Value Opportunities .......................  Class B 1.35%        $ 124.12                   11
EQ/JPMorgan Value Opportunities .......................  Class B 1.45%        $ 121.64                    1
EQ/Legg Mason Value Equity ............................  Class B 0.50%        $ 106.08                   --
EQ/Legg Mason Value Equity ............................  Class B 0.70%        $ 105.61                   --
EQ/Legg Mason Value Equity ............................  Class B 0.90%        $ 105.13                    1
EQ/Legg Mason Value Equity ............................  Class B 0.95%        $ 105.01                   21
EQ/Legg Mason Value Equity ............................  Class B 1.20%        $ 104.42                   49
EQ/Legg Mason Value Equity ............................  Class B 1.25%        $  87.93                   --


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Legg Mason Value Equity ............................  Class B 1.30%        $  96.64                   1
EQ/Legg Mason Value Equity ............................  Class B 1.34%        $ 104.09                 128
EQ/Legg Mason Value Equity ............................  Class B 1.35%        $ 104.07                   1
EQ/Legg Mason Value Equity ............................  Class B 1.45%        $ 103.83                  --
EQ/Long Term Bond .....................................  Class B 0.50%        $ 108.86                  --
EQ/Long Term Bond .....................................  Class B 0.70%        $ 108.28                  --
EQ/Long Term Bond .....................................  Class B 0.90%        $ 107.70                   1
EQ/Long Term Bond .....................................  Class B 0.95%        $ 107.56                  34
EQ/Long Term Bond .....................................  Class B 1.20%        $ 106.83                  41
EQ/Long Term Bond .....................................  Class B 1.25%        $ 109.49                  --
EQ/Long Term Bond .....................................  Class B 1.30%        $ 106.43                  --
EQ/Long Term Bond .....................................  Class B 1.34%        $ 106.43                 147
EQ/Long Term Bond .....................................  Class B 1.35%        $ 106.40                  --
EQ/Long Term Bond .....................................  Class B 1.45%        $ 106.12                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.50%        $ 127.98                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.70%        $ 127.29                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.90%        $ 126.61                   1
EQ/Lord Abbett Growth and Income ......................  Class B 0.95%        $ 126.44                  10
EQ/Lord Abbett Growth and Income ......................  Class B 1.20%        $ 125.59                  13
EQ/Lord Abbett Growth and Income ......................  Class B 1.25%        $  96.60                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.30%        $ 105.22                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.34%        $ 125.12                 105
EQ/Lord Abbett Growth and Income ......................  Class B 1.35%        $ 125.08                   1
EQ/Lord Abbett Growth and Income ......................  Class B 1.45%        $ 124.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.50%        $ 131.15                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.70%        $ 130.45                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.90%        $ 129.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.95%        $ 129.57                   6
EQ/Lord Abbett Large Cap Core .........................  Class B 1.20%        $ 128.70                  10
EQ/Lord Abbett Large Cap Core .........................  Class B 1.25%        $ 101.27                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.30%        $ 112.11                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.70                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.22                  38
EQ/Lord Abbett Large Cap Core .........................  Class B 1.35%        $ 128.18                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.45%        $ 127.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.50%        $ 125.51                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.70%        $ 124.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.90%        $ 124.17                   2
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.95%        $ 124.00                  27
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.20%        $ 123.17                  38
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.25%        $  88.65                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.30%        $ 103.08                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 122.70                 162
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 123.17                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.35%        $ 122.67                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.45%        $ 122.34                  --
EQ/Marsico Focus ......................................  Class B 0.50%        $ 182.16                   1
EQ/Marsico Focus ......................................  Class B 0.70%        $ 179.88                   3
EQ/Marsico Focus ......................................  Class B 0.90%        $ 177.63                  21
EQ/Marsico Focus ......................................  Class B 0.95%        $ 177.07                 238
EQ/Marsico Focus ......................................  Class B 1.20%        $ 174.30                 326
EQ/Marsico Focus ......................................  Class B 1.25%        $ 108.07                   1


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Marsico Focus ......................................   Class B 1.30%        $ 118.26                   8
EQ/Marsico Focus ......................................   Class B 1.34%        $ 172.77               1,770
EQ/Marsico Focus ......................................   Class B 1.35%        $ 172.66                   5
EQ/Marsico Focus ......................................   Class B 1.45%        $ 171.57                   1
EQ/Money Market .......................................   Class A 0.50%        $ 105.25
EQ/Money Market .......................................   Class A 0.70%        $ 134.00                   1
EQ/Money Market .......................................   Class A 0.74%        $  47.16                  61
EQ/Money Market .......................................   Class A 0.90%        $ 140.86                  26
EQ/Money Market .......................................   Class A 1.20%        $ 132.18                   1
EQ/Money Market .......................................   Class A 1.35%        $ 144.74                  54
EQ/Money Market .......................................   Class A 1.35%        $ 144.05                 239
EQ/Money Market .......................................   Class A 1.45%        $ 120.77                   1
EQ/Money Market .......................................   Class A 1.49%        $  36.61               2,683
EQ/Money Market .......................................   Class B 0.50%        $ 116.77                  --
EQ/Money Market .......................................   Class B 0.70%        $ 134.00                  --
EQ/Money Market .......................................   Class B 0.70%        $ 121.44                  --
EQ/Money Market .......................................   Class B 0.90%        $ 112.59                   1
EQ/Money Market .......................................   Class B 0.90%        $ 124.45                   1
EQ/Money Market .......................................   Class B 0.95%        $ 118.91                 232
EQ/Money Market .......................................   Class B 1.20%        $ 120.81                 133
EQ/Money Market .......................................   Class B 1.25%        $ 101.55                  --
EQ/Money Market .......................................   Class B 1.30%        $ 103.97                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.50%        $ 141.99                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.70%        $ 141.07                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.90%        $ 140.16                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.95%        $ 139.93                   7
EQ/Montag & Caldwell Growth ...........................   Class B 1.20%        $ 138.79                  11
EQ/Montag & Caldwell Growth ...........................   Class B 1.25%        $ 109.93                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.30%        $ 121.42                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.34%        $ 138.16                  87
EQ/Montag & Caldwell Growth ...........................   Class B 1.35%        $ 138.12                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.45%        $ 137.67                  --
EQ/Mutual Shares ......................................   Class B 0.50%        $ 108.61                  --
EQ/Mutual Shares ......................................   Class B 0.70%        $ 108.32                   2
EQ/Mutual Shares ......................................   Class B 0.90%        $ 108.03                   1
EQ/Mutual Shares ......................................   Class B 0.95%        $ 107.96                  25
EQ/Mutual Shares ......................................   Class B 1.20%        $ 107.60                  73
EQ/Mutual Shares ......................................   Class B 1.25%        $  92.28
EQ/Mutual Shares ......................................   Class B 1.30%        $ 104.00                   8
EQ/Mutual Shares ......................................   Class B 1.34%        $ 107.40                 228
EQ/Mutual Shares ......................................   Class B 1.35%        $ 107.39                  --
EQ/Mutual Shares ......................................   Class B 1.45%        $ 107.25                  --
EQ/Oppenheimer Global .................................   Class B 0.50%        $ 116.99                  --
EQ/Oppenheimer Global .................................   Class B 0.70%        $ 116.68                  --
EQ/Oppenheimer Global .................................   Class B 0.90%        $ 116.38                   1
EQ/Oppenheimer Global .................................   Class B 0.95%        $ 116.30                  13
EQ/Oppenheimer Global .................................   Class B 1.20%        $ 115.91                  17
EQ/Oppenheimer Global .................................   Class B 1.25%        $  95.47                  --
EQ/Oppenheimer Global .................................   Class B 1.30%        $ 109.68                   1
EQ/Oppenheimer Global .................................   Class B 1.34%        $ 115.70                  82
EQ/Oppenheimer Global .................................   Class B 1.35%        $ 115.68                  --
EQ/Oppenheimer Global .................................   Class B 1.45%        $ 115.53                  --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.50%         $  95.69                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.70%         $  95.57                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $ 112.17                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $  95.45                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.95%         $  95.42                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.20%         $  95.27                 3
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.25%         $  94.35                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.30%         $  95.32                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $ 111.51                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $  95.19                11
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.35%         $ 111.50                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.45%         $  95.12                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.50%         $ 108.77                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.70%         $ 108.48                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.90%         $ 108.19                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.95%         $ 108.12                 8
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.20%         $ 107.76                13
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.25%         $  87.42                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.30%         $  99.59                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.34%         $ 107.56                51
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.35%         $ 107.55                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.45%         $ 107.40                --
EQ/PIMCO Real Return ..................................  Class B 0.50%         $ 110.69                --
EQ/PIMCO Real Return ..................................  Class B 0.70%         $ 110.10                --
EQ/PIMCO Real Return ..................................  Class B 0.90%         $ 109.51                 7
EQ/PIMCO Real Return ..................................  Class B 0.95%         $ 109.36                97
EQ/PIMCO Real Return ..................................  Class B 1.20%         $ 108.63                73
EQ/PIMCO Real Return ..................................  Class B 1.25%         $ 109.88                --
EQ/PIMCO Real Return ..................................  Class B 1.30%         $ 109.41                 1
EQ/PIMCO Real Return ..................................  Class B 1.34%         $ 108.22               270
EQ/PIMCO Real Return ..................................  Class B 1.35%         $ 108.19                --
EQ/PIMCO Real Return ..................................  Class B 1.45%         $ 107.90                --
EQ/Short Duration Bond ................................  Class B 0.50%         $ 108.78                --
EQ/Short Duration Bond ................................  Class B 0.70%         $ 108.20                 1
EQ/Short Duration Bond ................................  Class B 0.90%         $ 107.62                --
EQ/Short Duration Bond ................................  Class B 0.95%         $ 107.48                21
EQ/Short Duration Bond ................................  Class B 1.20%         $ 106.75                19
EQ/Short Duration Bond ................................  Class B 1.25%         $ 103.00                --
EQ/Short Duration Bond ................................  Class B 1.30%         $ 104.46                --
EQ/Short Duration Bond ................................  Class B 1.34%         $ 106.35                70
EQ/Short Duration Bond ................................  Class B 1.35%         $ 106.32                --
EQ/Short Duration Bond ................................  Class B 1.45%         $ 106.04                --
EQ/Small Company Index ................................  Class B 0.50%         $ 165.93                --
EQ/Small Company Index ................................  Class B 0.70%         $ 163.91                 7
EQ/Small Company Index ................................  Class B 0.90%         $ 161.92                 7
EQ/Small Company Index ................................  Class B 0.95%         $ 161.42                51
EQ/Small Company Index ................................  Class B 1.20%         $ 158.96               193
EQ/Small Company Index ................................  Class B 1.25%         $  90.40                --
EQ/Small Company Index ................................  Class B 1.30%         $  99.72                 2
EQ/Small Company Index ................................  Class B 1.34%         $ 157.60               766
EQ/Small Company Index ................................  Class B 1.35%         $ 157.50                 2
EQ/Small Company Index ................................  Class B 1.45%         $ 156.54                --


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/T. Rowe Price Growth Stock .........................   Class B 0.50%        $ 117.48                --
EQ/T. Rowe Price Growth Stock .........................   Class B 0.70%        $ 116.72                 5
EQ/T. Rowe Price Growth Stock .........................   Class B 0.90%        $ 115.97                 4
EQ/T. Rowe Price Growth Stock .........................   Class B 0.95%        $ 115.78                57
EQ/T. Rowe Price Growth Stock .........................   Class B 1.20%        $ 114.84               152
EQ/T. Rowe Price Growth Stock .........................   Class B 1.25%        $  97.66                --
EQ/T. Rowe Price Growth Stock .........................   Class B 1.30%        $ 105.87                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.34%        $ 114.32               530
EQ/T. Rowe Price Growth Stock .........................   Class B 1.35%        $ 114.28                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.45%        $ 113.91                --
EQ/Templeton Growth ...................................   Class B 0.50%        $ 109.56                --
EQ/Templeton Growth ...................................   Class B 0.70%        $ 109.27                 1
EQ/Templeton Growth ...................................   Class B 0.90%        $ 108.98                 1
EQ/Templeton Growth ...................................   Class B 0.95%        $ 108.91                25
EQ/Templeton Growth ...................................   Class B 1.20%        $ 108.55                54
EQ/Templeton Growth ...................................   Class B 1.25%        $  93.60                --
EQ/Templeton Growth ...................................   Class B 1.30%        $ 105.00                 7
EQ/Templeton Growth ...................................   Class B 1.34%        $ 108.35               188
EQ/Templeton Growth ...................................   Class B 1.35%        $ 108.34                --
EQ/Templeton Growth ...................................   Class B 1.45%        $ 108.19                --
EQ/UBS Growth and Income ..............................   Class B 0.50%        $ 135.71                --
EQ/UBS Growth and Income ..............................   Class B 0.70%        $ 134.84                --
EQ/UBS Growth and Income ..............................   Class B 0.90%        $ 133.96                --
EQ/UBS Growth and Income ..............................   Class B 0.95%        $ 133.75                11
EQ/UBS Growth and Income ..............................   Class B 1.20%        $ 132.66                65
EQ/UBS Growth and Income ..............................   Class B 1.25%        $  92.64                --
EQ/UBS Growth and Income ..............................   Class B 1.30%        $ 102.74                 1
EQ/UBS Growth and Income ..............................   Class B 1.34%        $ 132.06               127
EQ/UBS Growth and Income ..............................   Class B 1.35%        $ 132.01                --
EQ/UBS Growth and Income ..............................   Class B 1.45%        $ 131.58                --
EQ/Van Kampen Comstock ................................   Class B 0.50%        $ 117.33                --
EQ/Van Kampen Comstock ................................   Class B 0.70%        $ 116.70                --
EQ/Van Kampen Comstock ................................   Class B 0.90%        $ 116.08                 1
EQ/Van Kampen Comstock ................................   Class B 0.95%        $ 115.92                21
EQ/Van Kampen Comstock ................................   Class B 1.20%        $ 115.14                32
EQ/Van Kampen Comstock ................................   Class B 1.25%        $  90.49                --
EQ/Van Kampen Comstock ................................   Class B 1.30%        $  99.05                 1
EQ/Van Kampen Comstock ................................   Class B 1.34%        $ 114.71               144
EQ/Van Kampen Comstock ................................   Class B 1.35%        $ 114.68                --
EQ/Van Kampen Comstock ................................   Class B 1.45%        $ 114.37                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.50%        $ 343.25                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 423.88                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 259.36                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 257.82                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 493.27                 2
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 415.87                 9
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.95%        $ 364.95               118
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 404.09                25
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 381.60               196
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.25%        $ 115.64                 1
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.30%        $ 158.58                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 428.77                12


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 243.84                  --
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 264.35               1,843
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.35%        $ 398.32                  13
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.45%        $ 372.58                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.50%        $ 164.77                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.70%        $ 163.89                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.90%        $ 163.01                   3
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.95%        $ 162.79                  20
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.20%        $ 161.70                  34
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.25%        $ 105.71                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.30%        $ 125.39                   2
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.34%        $ 161.09                 226
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.35%        $ 161.04                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.45%        $ 160.61                  --
EQ/Van Kampen Real Estate .............................   Class B 0.50%        $  83.23                   1
EQ/Van Kampen Real Estate .............................   Class B 0.70%        $  83.14                   2
EQ/Van Kampen Real Estate .............................   Class B 0.90%        $  83.06                   9
EQ/Van Kampen Real Estate .............................   Class B 0.95%        $  83.04                 131
EQ/Van Kampen Real Estate .............................   Class B 1.20%        $  82.93                 244
EQ/Van Kampen Real Estate .............................   Class B 1.25%        $  82.82                  --
EQ/Van Kampen Real Estate .............................   Class B 1.30%        $  82.89                   6
EQ/Van Kampen Real Estate .............................   Class B 1.34%        $  82.87               1,184
EQ/Van Kampen Real Estate .............................   Class B 1.35%        $  82.87                   4
EQ/Van Kampen Real Estate .............................   Class B 1.45%        $  82.82                   1
MarketPLUS International Core .........................   Class B 0.50%        $ 145.80                  --
MarketPLUS International Core .........................   Class B 0.70%        $ 161.85                  --
MarketPLUS International Core .........................   Class B 0.90%        $ 159.14                   5
MarketPLUS International Core .........................   Class B 0.95%        $ 194.70                  49
MarketPLUS International Core .........................   Class B 1.20%        $ 155.16                 116
MarketPLUS International Core .........................   Class B 1.25%        $ 102.01                  --
MarketPLUS International Core .........................   Class B 1.30%        $ 118.42                   1
MarketPLUS International Core .........................   Class B 1.34%        $ 153.33                 576
MarketPLUS International Core .........................   Class B 1.35%        $ 153.20                   1
MarketPLUS International Core .........................   Class B 1.45%        $ 188.80                  --
MarketPLUS Large Cap Core .............................   Class B 0.50%        $ 106.78                  --
MarketPLUS Large Cap Core .............................   Class B 0.70%        $ 111.57                  --
MarketPLUS Large Cap Core .............................   Class B 0.90%        $ 109.70                   1
MarketPLUS Large Cap Core .............................   Class B 0.95%        $ 109.24                  12
MarketPLUS Large Cap Core .............................   Class B 1.20%        $ 106.95                  26
MarketPLUS Large Cap Core .............................   Class B 1.25%        $  95.91                  --
MarketPLUS Large Cap Core .............................   Class B 1.30%        $ 105.03                  --
MarketPLUS Large Cap Core .............................   Class B 1.34%        $ 105.70                 107
MarketPLUS Large Cap Core .............................   Class B 1.35%        $ 105.60                  --
MarketPLUS Large Cap Core .............................   Class B 1.45%        $ 104.71                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.50%        $  69.45                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.70%        $ 122.55                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 107.65                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 120.23                  26
MarketPLUS Large Cap Growth ...........................   Class B 0.95%        $ 101.62                 103
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 112.19                 167
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 116.82                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.25%        $ 103.08                  --


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
MarketPLUS Large Cap Growth ...........................   Class B 1.30%        $ 118.81                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.34%        $ 172.29               1,655
MarketPLUS Large Cap Growth ...........................   Class B 1.35%        $ 115.15                  32
MarketPLUS Large Cap Growth ...........................   Class B 1.45%        $ 109.53                   7
MarketPLUS Mid Cap Value ..............................   Class B 0.50%        $ 179.75                  --
MarketPLUS Mid Cap Value ..............................   Class B 0.70%        $ 143.72                   1
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 174.50                   4
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 141.01                  19
MarketPLUS Mid Cap Value ..............................   Class B 0.95%        $ 177.39                 161
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 137.01                   9
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 136.59                 349
MarketPLUS Mid Cap Value ..............................   Class B 1.25%        $  87.71                  --
MarketPLUS Mid Cap Value ..............................   Class B 1.30%        $ 100.68                   4
MarketPLUS Mid Cap Value ..............................   Class B 1.34%        $ 170.56               2,189
MarketPLUS Mid Cap Value ..............................   Class B 1.35%        $ 135.05                  25
MarketPLUS Mid Cap Value ..............................   Class B 1.45%        $ 133.36                   2
Multimanager Aggressive Equity ........................   Class A 0.50%        $ 116.93                  --
Multimanager Aggressive Equity ........................   Class A 0.70%        $  96.44                  --
Multimanager Aggressive Equity ........................   Class A 0.90%        $ 119.48                  52
Multimanager Aggressive Equity ........................   Class A 1.20%        $ 105.47                   2
Multimanager Aggressive Equity ........................   Class A 1.25%        $  99.59                  --
Multimanager Aggressive Equity ........................   Class A 1.34%        $  89.29               7,790
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 156.14                 954
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 164.39                  98
Multimanager Aggressive Equity ........................   Class A 1.45%        $  86.41                   4
Multimanager Aggressive Equity ........................   Class B 0.50%        $  88.52                  --
Multimanager Aggressive Equity ........................   Class B 0.70%        $  96.44                   8
Multimanager Aggressive Equity ........................   Class B 0.70%        $  95.72                  --
Multimanager Aggressive Equity ........................   Class B 0.90%        $  73.67                  21
Multimanager Aggressive Equity ........................   Class B 0.90%        $  89.23                   1
Multimanager Aggressive Equity ........................   Class B 0.95%        $  93.73                  29
Multimanager Aggressive Equity ........................   Class B 1.20%        $  86.44                  98
Multimanager Aggressive Equity ........................   Class B 1.30%        $ 115.50                   2
Multimanager Core Bond ................................   Class A 1.25%        $ 106.02                  --
Multimanager Core Bond ................................   Class B 0.50%        $ 126.94                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 125.41                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 109.90                  --
Multimanager Core Bond ................................   Class B 0.90%        $ 123.90                   3
Multimanager Core Bond ................................   Class B 0.90%        $ 109.24                  --
Multimanager Core Bond ................................   Class B 0.95%        $ 123.53                 111
Multimanager Core Bond ................................   Class B 1.20%        $ 121.67                 108
Multimanager Core Bond ................................   Class B 1.20%        $ 108.27                  --
Multimanager Core Bond ................................   Class B 1.30%        $ 105.41                   1
Multimanager Core Bond ................................   Class B 1.34%        $ 120.64                 371
Multimanager Core Bond ................................   Class B 1.35%        $ 120.57                  --
Multimanager Core Bond ................................   Class B 1.45%        $ 119.83                  --
Multimanager Health Care ..............................   Class A 1.25%        $ 101.64                  --
Multimanager Health Care ..............................   Class B 0.50%        $ 136.76                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 135.12                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 122.90                  --
Multimanager Health Care ..............................   Class B 0.90%        $ 133.49                   3
Multimanager Health Care ..............................   Class B 0.90%        $ 122.16                  --


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Health Care ..............................   Class B 0.95%        $ 133.09                 27
Multimanager Health Care ..............................   Class B 1.20%        $ 131.09                 63
Multimanager Health Care ..............................   Class B 1.30%        $ 107.57                  3
Multimanager Health Care ..............................   Class B 1.34%        $ 172.67                  2
Multimanager Health Care ..............................   Class B 1.34%        $ 115.53                 --
Multimanager Health Care ..............................   Class B 1.34%        $ 129.98                297
Multimanager Health Care ..............................   Class B 1.35%        $ 129.90                  1
Multimanager Health Care ..............................   Class B 1.45%        $ 129.11                 --
Multimanager High Yield ...............................   Class A 0.50%        $ 105.59                 --
Multimanager High Yield ...............................   Class A 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class A 0.90%        $ 161.88                  5
Multimanager High Yield ...............................   Class A 1.20%        $ 136.92                  2
Multimanager High Yield ...............................   Class A 1.25%        $  99.91                 --
Multimanager High Yield ...............................   Class A 1.34%        $ 182.06                723
Multimanager High Yield ...............................   Class A 1.35%        $ 194.11                 18
Multimanager High Yield ...............................   Class A 1.45%        $ 106.88                  1
Multimanager High Yield ...............................   Class B 0.50%        $ 138.16                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 130.22                 --
Multimanager High Yield ...............................   Class B 0.90%        $ 110.41                  5
Multimanager High Yield ...............................   Class B 0.95%        $ 127.51                164
Multimanager High Yield ...............................   Class B 1.20%        $ 106.89                211
Multimanager High Yield ...............................   Class B 1.30%        $ 104.30                  4
Multimanager International Equity .....................   Class A 1.25%        $ 100.71                 --
Multimanager International Equity .....................   Class B 0.50%        $ 197.82                 --
Multimanager International Equity .....................   Class B 0.70%        $ 195.44                  1
Multimanager International Equity .....................   Class B 0.70%        $ 163.55                 --
Multimanager International Equity .....................   Class B 0.90%        $ 193.09                  5
Multimanager International Equity .....................   Class B 0.90%        $ 162.57                 --
Multimanager International Equity .....................   Class B 0.95%        $ 192.51                 77
Multimanager International Equity .....................   Class B 1.20%        $ 189.61                 88
Multimanager International Equity .....................   Class B 1.30%        $ 117.54                  2
Multimanager International Equity .....................   Class B 1.34%        $ 217.99                 10
Multimanager International Equity .....................   Class B 1.34%        $ 153.75                 --
Multimanager International Equity .....................   Class B 1.34%        $ 188.01                461
Multimanager International Equity .....................   Class B 1.35%        $ 187.89                 --
Multimanager International Equity .....................   Class B 1.45%        $ 186.75                 --
Multimanager Large Cap Core Equity ....................   Class A 1.25%        $  95.23                 --
Multimanager Large Cap Core Equity ....................   Class B 0.50%        $ 134.47                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 132.85                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 127.29                 --
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 131.25                  1
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 126.54                 --
Multimanager Large Cap Core Equity ....................   Class B 0.95%        $ 130.86                 12
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 128.89                 30
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 125.40                 --
Multimanager Large Cap Core Equity ....................   Class B 1.30%        $ 106.68                 --
Multimanager Large Cap Core Equity ....................   Class B 1.34%        $ 127.80                130
Multimanager Large Cap Core Equity ....................   Class B 1.35%        $ 127.72                 --
Multimanager Large Cap Core Equity ....................   Class B 1.45%        $ 126.94                 --


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Large Cap Growth .........................  Class A 1.25%         $ 102.03                 --
Multimanager Large Cap Growth .........................  Class B 0.50%         $ 111.34                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 110.00                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 120.26                 --
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 108.68                  4
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 119.55                 --
Multimanager Large Cap Growth .........................  Class B 0.95%         $ 108.35                 49
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 106.72                 67
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 118.48                 --
Multimanager Large Cap Growth .........................  Class B 1.30%         $ 111.17                 --
Multimanager Large Cap Growth .........................  Class B 1.34%         $ 105.82                266
Multimanager Large Cap Growth .........................  Class B 1.35%         $ 105.75                 --
Multimanager Large Cap Growth .........................  Class B 1.45%         $ 105.11                 --
Multimanager Large Cap Value ..........................  Class A 1.25%         $  94.15                  1
Multimanager Large Cap Value ..........................  Class B 0.50%         $ 154.53                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 152.67                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 131.39                 --
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 150.84                  3
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 130.61                 --
Multimanager Large Cap Value ..........................  Class B 0.95%         $ 150.38                 67
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 148.12                 93
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 129.44                 --
Multimanager Large Cap Value ..........................  Class B 1.30%         $ 106.36                  3
Multimanager Large Cap Value ..........................  Class B 1.34%         $ 146.86                335
Multimanager Large Cap Value ..........................  Class B 1.35%         $ 146.77                 --
Multimanager Large Cap Value ..........................  Class B 1.45%         $ 145.88                 --
Multimanager Mid Cap Growth ...........................  Class A 1.25%         $  98.14                 --
Multimanager Mid Cap Growth ...........................  Class B 0.50%         $ 127.03                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 125.50                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 135.92                 --
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 123.99                  4
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 135.11                 --
Multimanager Mid Cap Growth ...........................  Class B 0.95%         $ 123.62                 75
Multimanager Mid Cap Growth ...........................  Class B 1.20%         $ 121.76                107
Multimanager Mid Cap Growth ...........................  Class B 1.30%         $ 114.07                  1
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 181.90                  6
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 127.78                 --
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 120.73                536
Multimanager Mid Cap Growth ...........................  Class B 1.35%         $ 120.65                  1
Multimanager Mid Cap Growth ...........................  Class B 1.45%         $ 119.92                 --
Multimanager Mid Cap Value ............................  Class A 1.25%         $  88.13                 --
Multimanager Mid Cap Value ............................  Class B 0.50%         $ 144.72                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 142.98                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 124.92                 --
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 141.27                  3
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 124.18                 --
Multimanager Mid Cap Value ............................  Class B 0.95%         $ 140.84                 56
Multimanager Mid Cap Value ............................  Class B 1.20%         $ 138.72                 82
Multimanager Mid Cap Value ............................  Class B 1.30%         $ 101.70                  2
Multimanager Mid Cap Value ............................  Class B 1.34%         $ 176.71                  3


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 117.44                --
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 137.54               368
Multimanager Mid Cap Value ............................   Class B 1.35%        $ 137.46                --
Multimanager Mid Cap Value ............................   Class B 1.45%        $ 136.63                --
Multimanager Small Cap Growth .........................   Class B 0.50%        $ 138.89                --
Multimanager Small Cap Growth .........................   Class B 0.70%        $ 138.00                --
Multimanager Small Cap Growth .........................   Class B 0.90%        $ 137.10                 3
Multimanager Small Cap Growth .........................   Class B 0.95%        $ 136.88                44
Multimanager Small Cap Growth .........................   Class B 1.20%        $ 135.77                72
Multimanager Small Cap Growth .........................   Class B 1.25%        $ 92.33
Multimanager Small Cap Growth .........................   Class B 1.30%        $ 105.90                 2
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.15               308
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.16                 9
Multimanager Small Cap Growth .........................   Class B 1.35%        $ 135.11                 1
Multimanager Small Cap Growth .........................   Class B 1.45%        $ 134.67                --
Multimanager Small Cap Value ..........................   Class A 1.25%        $  84.78                --
Multimanager Small Cap Value ..........................   Class B 0.50%        $ 187.01                --
Multimanager Small Cap Value ..........................   Class B 0.70%        $ 195.49                --
Multimanager Small Cap Value ..........................   Class B 0.90%        $ 192.22                13
Multimanager Small Cap Value ..........................   Class B 0.95%        $ 151.05                87
Multimanager Small Cap Value ..........................   Class B 1.20%        $ 187.41               112
Multimanager Small Cap Value ..........................   Class B 1.30%        $  92.73                 1
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.20               725
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.21                14
Multimanager Small Cap Value ..........................   Class B 1.35%        $ 185.04                 5
Multimanager Small Cap Value ..........................   Class B 1.45%        $ 143.86                --
Multimanager Technology ...............................   Class A 1.25%        $ 103.56                 1
Multimanager Technology ...............................   Class B 0.50%        $ 130.12                --
Multimanager Technology ...............................   Class B 0.70%        $ 128.56                 8
Multimanager Technology ...............................   Class B 0.70%        $ 145.87                --
Multimanager Technology ...............................   Class B 0.90%        $ 127.01                 6
Multimanager Technology ...............................   Class B 0.90%        $ 145.00                --
Multimanager Technology ...............................   Class B 0.95%        $ 126.63                73
Multimanager Technology ...............................   Class B 1.20%        $ 124.72               126
Multimanager Technology ...............................   Class B 1.30%        $ 122.15                 2
Multimanager Technology ...............................   Class B 1.34%        $ 192.05                 2
Multimanager Technology ...............................   Class B 1.34%        $ 137.13                --
Multimanager Technology ...............................   Class B 1.34%        $ 123.67               823
Multimanager Technology ...............................   Class B 1.35%        $ 123.59                 3
Multimanager Technology ...............................   Class B 1.45%        $ 122.84                 1
Target 2015 Allocation ................................   Class B 0.50%        $ 115.88                --
Target 2015 Allocation ................................   Class B 0.70%        $ 115.58                --
Target 2015 Allocation ................................   Class B 0.90%        $ 115.27                 1
Target 2015 Allocation ................................   Class B 0.95%        $ 115.19                 1
Target 2015 Allocation ................................   Class B 1.20%        $ 114.81                 5
Target 2015 Allocation ................................   Class B 1.25%        $  99.42                --
Target 2015 Allocation ................................   Class B 1.30%        $ 109.39                --
Target 2015 Allocation ................................   Class B 1.34%        $ 114.60                60
Target 2015 Allocation ................................   Class B 1.35%        $ 114.58                --
Target 2015 Allocation ................................   Class B 1.45%        $ 114.43                --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Target 2025 Allocation ................................   Class B 0.50%        $ 117.04                  --
Target 2025 Allocation ................................   Class B 0.70%        $ 116.73                  --
Target 2025 Allocation ................................   Class B 0.90%        $ 116.42                  --
Target 2025 Allocation ................................   Class B 0.95%        $ 116.34                   3
Target 2025 Allocation ................................   Class B 1.20%        $ 115.96                  15
Target 2025 Allocation ................................   Class B 1.25%        $  98.77                  --
Target 2025 Allocation ................................   Class B 1.30%        $ 109.99                  --
Target 2025 Allocation ................................   Class B 1.34%        $ 115.74                  61
Target 2025 Allocation ................................   Class B 1.35%        $ 115.73                   1
Target 2025 Allocation ................................   Class B 1.45%        $ 115.57                  --
Target 2035 Allocation ................................   Class B 0.50%        $ 118.01                  --
Target 2035 Allocation ................................   Class B 0.70%        $ 117.70                  --
Target 2035 Allocation ................................   Class B 0.90%        $ 117.39                   1
Target 2035 Allocation ................................   Class B 0.95%        $ 117.31                   3
Target 2035 Allocation ................................   Class B 1.20%        $ 116.92                   7
Target 2035 Allocation ................................   Class B 1.25%        $  98.05                  --
Target 2035 Allocation ................................   Class B 1.30%        $ 110.39                  --
Target 2035 Allocation ................................   Class B 1.34%        $ 116.71                  29
Target 2035 Allocation ................................   Class B 1.35%        $ 116.69                  --
Target 2035 Allocation ................................   Class B 1.45%        $ 116.54                  --
Target 2045 Allocation ................................   Class B 0.50%        $ 119.32                  --
Target 2045 Allocation ................................   Class B 0.70%        $ 119.00                  --
Target 2045 Allocation ................................   Class B 0.90%        $ 118.69                  --
Target 2045 Allocation ................................   Class B 0.95%        $ 118.61                   1
Target 2045 Allocation ................................   Class B 1.20%        $ 118.22                   5
Target 2045 Allocation ................................   Class B 1.20%        $  97.54                  --
Target 2045 Allocation ................................   Class B 1.30%        $ 111.07                  --
Target 2045 Allocation ................................   Class B 1.34%        $ 118.00                  23
Target 2045 Allocation ................................   Class B 1.35%        $ 117.98                  --
Target 2045 Allocation ................................   Class B 1.45%        $ 117.82                  --

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                            Allocation         Allocation           Allocation
                                                         ----------------   ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $      3,731,203   $      1,567,430   $           2,541,400
 Expenses:
  Asset-based charges .................................         1,620,267            393,937                 794,603
  Less: Reduction for expense limitation ..............                --                 --                      --
                                                         ----------------   ----------------   ---------------------
  Net Expenses ........................................         1,620,267            393,937                 794,603
                                                         ----------------   ----------------   ---------------------
Net Investment Income (Loss) ..........................         2,110,936          1,173,493               1,746,797
                                                         ----------------   ----------------   ---------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,757,511            379,799                 911,372
  Realized gain distribution from The Trusts ..........         5,351,486            653,167               1,523,882
                                                         ----------------   ----------------   ---------------------
 Net realized gain (loss) .............................         9,108,997          1,032,966               2,435,254
                                                         ----------------   ----------------   ---------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................        (6,954,750)          (841,932)             (1,896,227)
                                                         ----------------   ----------------   ---------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         2,154,247            191,034                 539,027
                                                         ----------------   ----------------   ---------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      4,265,183   $      1,364,527   $           2,285,824
                                                         ================   ================   =====================


                                                           AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                            Allocation         Allocation           Common Stock
                                                         ----------------   -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     58,489,247   $      13,547,933   $         47,098,044
 Expenses:
  Asset-based charges .................................        24,931,932           5,138,529             57,223,195
  Less: Reduction for expense limitation ..............        (5,879,049)                 --             (9,955,496)
                                                         ----------------   -----------------   --------------------
  Net Expenses ........................................        19,052,883           5,138,529             47,267,699
                                                         ----------------   -----------------   --------------------
Net Investment Income (Loss) ..........................        39,436,364           8,409,404               (169,655)
                                                         ----------------   -----------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        30,119,493          10,225,520             79,901,173
  Realized gain distribution from The Trusts ..........        32,773,640          13,460,501                     --
                                                         ----------------   -----------------   --------------------
 Net realized gain (loss) .............................        62,893,133          23,686,021             79,901,173
                                                         ----------------   -----------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................       (11,964,149)        (15,854,312)            27,484,537
                                                         ----------------   -----------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        50,928,984           7,831,709            107,385,710
                                                         ----------------   -----------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     90,365,348   $      16,241,113   $        107,216,055
                                                         ================   =================   ====================


                                                    EQ/AllianceBernstein
                                                       Intermediate
                                                        Government
                                                        Securities
                                                    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          5,430,954
 Expenses:
  Asset-based charges ............................             1,537,471
  Less: Reduction for expense limitation .........               (10,101)
                                                    --------------------
  Net Expenses ...................................             1,527,370
                                                    --------------------
Net Investment Income (Loss) .....................             3,903,584
                                                    --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (970,093)
  Realized gain distribution from The Trusts .....                    --
                                                    --------------------
 Net realized gain (loss) ........................              (970,093)
                                                    --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................             3,752,005
                                                    --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             2,781,912
                                                    --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $          6,685,496
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein         Large Cap        EQ/AllianceBernstein
                                                        International             Growth              Quality Bond
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         14,171,158   $                 --   $          7,930,248
 Expenses:
  Asset-based charges ............................            12,481,311              1,864,505              1,999,801
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................            12,481,311              1,864,505              1,999,801
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................             1,689,847             (1,864,505)             5,930,447
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            72,161,002             13,405,080               (263,447)
  Realized gain distribution from The Trusts .....            84,299,399                     --                     --
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................           156,460,401             13,405,080               (263,447)
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (65,600,773)             5,205,658               (473,499)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            90,859,628             18,610,738               (736,946)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         92,549,475   $         16,746,233   $          5,193,501
                                                    ====================   ====================   ====================

                                                    EQ/AllianceBernstein
                                                          Small Cap        EQ/AllianceBernstein         EQ/Ariel
                                                           Growth                  Value            Appreciation II
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $                 --   $         24,962,422   $             13,537
 Expenses:
  Asset-based charges ............................             5,041,206             12,230,741                 44,948
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................             5,041,206             12,230,741                 44,948
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................            (5,041,206)            12,731,681                (31,411)
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            27,092,094             65,316,273                206,176
  Realized gain distribution from The Trusts .....            55,578,250             98,603,415                 28,475
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................            82,670,344            163,919,688                234,651
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (23,317,507)          (266,779,879)              (295,137)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            59,352,837           (102,860,191)               (60,486)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         54,311,631   $        (90,128,510)  $            (91,897)
                                                    ====================   ====================   ====================


                                                   EQ/AXA Rosenberg
                                                     Value Long/
                                                     Short Equity
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        178,686
 Expenses:
  Asset-based charges ............................           114,629
  Less: Reduction for expense limitation .........                --
                                                    ----------------
  Net Expenses ...................................           114,629
                                                    ----------------
Net Investment Income (Loss) .....................            64,057
                                                    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           (30,630)
  Realized gain distribution from The Trusts .....                --
                                                    ----------------
 Net realized gain (loss) ........................           (30,630)
                                                    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           134,180
                                                    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           103,550
                                                    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        167,607
                                                    ================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/BlackRock        EQ/BlackRock         EQ/Boston
                                                        Basic Value       International          Advisors
                                                          Equity              Value           Equity Income
                                                     ----------------    ----------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      4,352,195    $      6,504,977    $      1,078,634
 Expenses:
  Asset-based charges ............................          5,285,273           4,377,395             724,661
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                     ----------------    ----------------    ----------------
  Net Expenses ...................................          5,285,273           4,377,395             724,661
                                                     ----------------    ----------------    ----------------
Net Investment Income (Loss) .....................           (933,078)          2,127,582             353,973
                                                     ----------------    ----------------    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         24,351,836          28,625,637           1,972,605
  Realized gain distribution from The Trusts .....         30,148,964          34,966,113           3,899,219
                                                     ----------------    ----------------    ----------------
 Net realized gain (loss) ........................         54,500,800          63,591,750           5,871,824
                                                     ----------------    ----------------    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (53,893,635)        (38,025,776)         (5,192,746)
                                                     ----------------    ----------------    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            607,165          25,565,974             679,078
                                                     ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $       (325,913)   $     27,693,556    $      1,033,051
                                                     ================    ================    ================

                                                            EQ/Calvert       EQ/Capital        EQ/Capital      EQ/Caywood-Scholl
                                                             Socially         Guardian          Guardian          High Yield
                                                           Responsible         Growth           Research             Bond
                                                         ---------------   ---------------   ---------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        51,538   $            --   $     2,572,635   $        1,825,784
 Expenses:
  Asset-based charges .................................          254,865           196,797         2,758,734              289,798
  Less: Reduction for expense limitation ..............               --                --                --                   --
                                                         ---------------   ---------------   ---------------   ------------------
  Net Expenses ........................................          254,865           196,797         2,758,734              289,798
                                                         ---------------   ---------------   ---------------   ------------------
Net Investment Income (Loss) ..........................         (203,327)         (196,797)         (186,099)           1,535,986
                                                         ---------------   ---------------   ---------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................          803,832           962,601        19,494,601              125,122
  Realized gain distribution from The Trusts ..........        1,067,707                --         2,772,628                   --
                                                         ---------------   ---------------   ---------------   ------------------
 Net realized gain (loss) .............................        1,871,539           962,601        22,267,229              125,122
                                                         ---------------   ---------------   ---------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          426,570          (452,942)      (29,606,074)          (1,469,113)
                                                         ---------------   ---------------   ---------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        2,298,109           509,659        (7,338,845)          (1,343,991)
                                                         ---------------   ---------------   ---------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     2,094,782   $       312,862   $    (7,524,944)  $          191,995
                                                         ===============   ===============   ===============   ==================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/Davis                             EQ/Evergreen
                                                       New York           EQ/Equity        International
                                                        Venture           500 Index             Bond
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         23,725   $     16,382,231   $        476,340
 Expenses:
  Asset-based charges ............................            26,163         14,062,463            165,966
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................            26,163         14,062,463            165,966
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            (2,438)         2,319,768            310,374
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (498)        39,879,333            287,464
  Realized gain distribution from The Trusts .....            16,657         28,844,013              8,042
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            16,159         68,723,346            295,506
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (75,153)       (30,655,199)           516,896
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           (58,994)        38,068,147            812,402
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        (61,432)  $     40,387,915   $      1,122,776
                                                    ================   ================   ================

                                                                                                        EQ/Franklin
                                                     EQ/Evergreen                      EQ/Franklin       Small Cap
                                                         Omega       EQ/FI Mid Cap        Income           Value
                                                    --------------   --------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $           --   $    2,605,603   $       29,328
 Expenses:
  Asset-based charges ............................         321,897        4,563,321          718,978           66,221
  Less: Reduction for expense limitation .........              --               --               --               --
                                                    --------------   --------------   --------------   --------------
  Net Expenses ...................................         321,897        4,563,321          718,978           66,221
                                                    --------------   --------------   --------------   --------------
Net Investment Income (Loss) .....................        (321,897)      (4,563,321)       1,886,625          (36,893)
                                                    --------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         971,305        8,755,421          627,644         (422,004)
  Realized gain distribution from The Trusts .....       1,457,860       48,809,303          204,643           23,987
                                                    --------------   --------------   --------------   --------------
 Net realized gain (loss) ........................       2,429,165       57,564,724          832,287         (398,017)
                                                    --------------   --------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................          36,208      (32,399,351)      (4,316,497)        (559,628)
                                                    --------------   --------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,465,373       25,165,373       (3,484,210)        (957,645)
                                                    --------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    2,143,476   $   20,602,052   $   (1,597,585)  $     (994,538)
                                                    ==============   ==============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              EQ/Franklin            EQ/GAMCO         EQ/GAMCO
                                                               Templeton           Mergers and     Small Company
                                                          Founding Strategy (a)    Acquisitions        Value
                                                         ----------------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $              384,583   $       89,682   $      540,820
 Expenses:
  Asset-based charges .................................                 114,033          138,531        1,342,794
  Less: Reduction for expense limitation ..............                      --               --               --
                                                         ----------------------   --------------   --------------
  Net Expenses ........................................                 114,033          138,531        1,342,794
                                                         ----------------------   --------------   --------------
Net Investment Income (Loss) ..........................                 270,550          (48,849)        (801,974)
                                                         ----------------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                 (35,580)         281,754        4,798,657
  Realized gain distribution from The Trusts ..........                   1,402          548,233        4,470,346
                                                         ----------------------   --------------   --------------
 Net realized gain (loss) .............................                 (34,178)         829,987        9,269,003
                                                         ----------------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments ......................                (994,758)        (681,020)      (3,368,670)
                                                         ----------------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              (1,028,936)         148,967        5,900,333
                                                         ----------------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $             (758,386)  $      100,118   $    5,098,359
                                                         ======================   ==============   ==============

                                                                                                 EQ/JPMorgan
                                                         EQ/International     EQ/JPMorgan           Value          EQ/Legg Mason
                                                              Growth           Core Bond        Opportunities       Value Equity
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        178,898   $      6,029,538   $        982,472   $             --
 Expenses:
  Asset-based charges .................................           329,678          1,625,863            958,069            270,230
  Less: Reduction for expense limitation ..............                --                 --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
  Net Expenses ........................................           329,678          1,625,863            958,069            270,230
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................          (150,780)         4,403,675             24,403           (270,230)
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         2,307,171           (611,538)         7,730,460            399,299
  Realized gain distribution from The Trusts ..........         1,272,537                 --         10,261,737            457,938
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................         3,579,708           (611,538)        17,992,197            857,237
                                                         ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          (488,119)        (1,452,592)       (20,010,281)        (2,224,944)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         3,091,589         (2,064,130)        (2,018,084)        (1,367,707)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      2,940,809   $      2,339,545   $     (1,993,681)  $     (1,637,937)
                                                         ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             EQ/Lord Abbett     EQ/Lord Abbett
                                                              EQ/Long          Growth and          Large Cap
                                                             Term Bond           Income              Core
                                                         ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        900,663   $        183,565   $         45,977
 Expenses:
  Asset-based charges .................................           257,074            201,873             71,372
  Less: Reduction for expense limitation ..............                --                 --                 --
                                                         ----------------   ----------------   ----------------
  Net Expenses ........................................           257,074            201,873             71,372
                                                         ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           643,589            (18,308)           (25,395)
                                                         ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           (55,376)           634,199            296,352
  Realized gain distribution from The Trusts ..........                --            624,691            239,978
                                                         ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           (55,376)         1,258,890            536,330
                                                         ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................           705,823           (973,321)           (70,442)
                                                         ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           650,447            285,569            465,888
                                                         ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      1,294,036   $        267,261   $        440,493
                                                         ================   ================   ================

                                                     EQ/Lord Abbett
                                                         Mid Cap          EQ/Marsico          EQ/Money         EQ/Montag &
                                                          Value              Focus             Market        Caldwell Growth
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        146,543   $        677,569   $      8,394,695   $         26,677
 Expenses:
  Asset-based charges ............................           319,177          4,725,864          2,350,242             74,941
  Less: Reduction for expense limitation .........                --                 --           (182,343)                --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           319,177          4,725,864          2,167,899             74,941
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (172,634)        (4,048,295)         6,226,796            (48,264)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,710,897         19,961,628           (122,525)           583,698
  Realized gain distribution from The Trusts .....         1,894,731         32,202,504                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,605,628         52,164,132           (122,525)           583,698
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (4,638,663)        (4,405,374)           125,159            242,069
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,033,035)        47,758,758              2,634            825,767
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,205,669)  $     43,710,463   $      6,229,430   $        777,503
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                        EQ/Oppenheimer
                                                       EQ/Mutual       EQ/Oppenheimer     Main Street
                                                        Shares             Global       Opportunity (c)
                                                    ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $            --   $        29,327   $         6,250
 Expenses:
  Asset-based charges ............................          318,913            99,498             5,463
  Less: Reduction for expense limitation .........               --                --                --
                                                    ---------------   ---------------   ---------------
  Net Expenses ...................................          318,913            99,498             5,463
                                                    ---------------   ---------------   ---------------
Net Investment Income (Loss) .....................         (318,913)          (70,171)              787
                                                    ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          329,514           304,877            (4,579)
  Realized gain distribution from The Trusts .....            2,956           121,716            63,067
                                                    ---------------   ---------------   ---------------
 Net realized gain (loss) ........................          332,470           426,593            58,488
                                                    ---------------   ---------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (1,118,722)         (332,403)         (118,992)
                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (786,252)           94,190           (60,504)
                                                    ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (1,105,165)  $        24,019   $       (59,717)
                                                    ===============   ===============   ===============

                                                     EQ/Oppenheimer
                                                       Main Street         EQ/PIMCO           EQ/Short           EQ/Small
                                                        Small Cap         Real Return      Duration Bond      Company Index
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $      1,114,195   $        465,626   $      2,307,540
 Expenses:
  Asset-based charges ............................            67,754            442,848            117,774          2,118,265
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................            67,754            442,848            117,774          2,118,265
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (67,754)           671,347            347,852            189,275
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            98,052           (135,208)            56,506          6,189,798
  Realized gain distribution from The Trusts .....           120,441            398,511                 --         12,024,078
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................           218,493            263,303             56,506         18,213,876
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................          (661,765)         2,795,069            (15,114)       (24,004,047)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (443,272)         3,058,372             41,392         (5,790,171)
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (511,026)  $      3,729,719   $        389,244   $     (5,600,896)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  EQ/UBS
                                                    EQ/T. Rowe Price      EQ/Templeton          Growth and
                                                      Growth Stock           Growth              Income
                                                    -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          63,275   $         142,501   $         225,276
 Expenses:
  Asset-based charges ............................            589,117             271,752             316,330
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                    -----------------   -----------------   -----------------
  Net Expenses ...................................            589,117             271,752             316,330
                                                    -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................           (525,842)           (129,251)            (91,054)
                                                    -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          2,228,804             330,623           1,013,429
  Realized gain distribution from The Trusts .....          4,687,248              81,277                  --
                                                    -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          6,916,052             411,900           1,013,429
                                                    -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (7,931,578)           (805,069)         (1,212,257)
                                                    -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,015,526)           (393,169)           (198,828)
                                                    -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,541,368)  $        (522,420)  $        (289,882)
                                                    =================   =================   =================

                                                                          EQ/Van Kampen       EQ/Van Kampen
                                                      EQ/Van Kampen     Emerging Markets         Mid Cap          Eq/Van Kampen
                                                        Comstock              Equity              Growth          Real Estate (b)
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         380,747   $              --   $          93,310   $       1,125,802
 Expenses:
  Asset-based charges ............................            289,258           6,617,232             354,584             722,220
  Less: Reduction for expense limitation .........                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................            289,258           6,617,232             354,584             722,220
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................             91,489          (6,617,232)           (261,274)            403,582
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            814,948          84,581,854           2,348,151            (302,303)
  Realized gain distribution from The Trusts .....            806,395         109,883,303           2,017,506             834,510
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          1,621,343         194,465,157           4,365,657             532,207
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (2,750,117)        (16,557,720)              9,875         (13,599,212)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,128,774)        177,907,437           4,375,532         (13,067,005)
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,037,285)  $     171,290,205   $       4,114,258   $     (12,663,423)
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             MarketPLUS           MarketPLUS
                                                        MarketPLUS            Large Cap            Large Cap
                                                    International Core          Core                Growth
                                                    ------------------   ------------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          451,241   $          197,224   $        1,088,460
 Expenses:
  Asset-based charges ............................           1,416,683              207,349            4,223,254
  Less: Reduction for expense limitation .........                  --                   --                   --
                                                    ------------------   ------------------   ------------------
  Net Expenses ...................................           1,416,683              207,349            4,223,254
                                                    ------------------   ------------------   ------------------
Net Investment Income (Loss) .....................            (965,442)             (10,125)          (3,134,794)
                                                    ------------------   ------------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           9,584,269            1,575,093           19,023,896
  Realized gain distribution from The Trusts .....          22,363,950            3,280,878                   --
                                                    ------------------   ------------------   ------------------
 Net realized gain (loss) ........................          31,948,219            4,855,971           19,023,896
                                                    ------------------   ------------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (17,185,462)          (4,430,562)          25,806,328
                                                    ------------------   ------------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          14,762,757              425,409           44,830,224
                                                    ------------------   ------------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       13,797,315   $          415,284   $       41,695,430
                                                    ==================   ==================   ==================

                                                       MarketPLUS
                                                         Mid Cap           Multimanager        Multimanager       Multimanager
                                                          Value         Aggressive Equity       Core Bond          Health Care
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       5,154,743   $         878,952   $       2,839,238   $              --
 Expenses:
  Asset-based charges ............................          6,702,914          12,362,709             871,773             648,600
  Less: Reduction for expense limitation .........                 --          (2,686,731)                 --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................          6,702,914           9,675,978             871,773             648,600
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................         (1,548,171)         (8,797,026)          1,967,465            (648,600)
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         17,147,029           2,694,259            (478,087)          1,507,730
  Realized gain distribution from The Trusts .....        118,306,024                  --                  --           4,016,221
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................        135,453,053           2,694,259            (478,087)          5,523,951
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (147,048,888)         98,209,591           1,883,980          (1,195,161)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (11,595,835)        100,903,850           1,405,893           4,328,790
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (13,144,006)  $      92,106,824   $       3,373,358   $       3,680,190
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                        Multimanager        Multimanager
                                                      Multimanager      International        Large Cap
                                                       High Yield           Equity          Core Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     14,114,061   $        826,765   $        100,627
 Expenses:
  Asset-based charges ............................         2,390,519          1,478,433            284,453
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................         2,390,519          1,478,433            284,453
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................        11,723,542           (651,668)          (183,826)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (278,762)        11,072,237          1,425,601
  Realized gain distribution from The Trusts .....                --          6,827,292          1,578,505
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................          (278,762)        17,899,529          3,004,106
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,784,322)        (5,342,494)        (2,021,923)
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,063,084)        12,557,035            982,183
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,660,458   $     11,905,367   $        798,357
                                                    ================   ================   ================

                                                       Multimanager      Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap             Mid Cap
                                                         Growth              Value             Growth              Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        831,530   $             --   $             --
 Expenses:
  Asset-based charges ............................           493,442            921,240          1,130,878          1,020,988
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           493,442            921,240          1,130,878          1,020,988
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (493,442)           (89,710)        (1,130,878)        (1,020,988)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,496,878          4,577,222          2,121,600         (1,326,310)
  Realized gain distribution from The Trusts .....         4,765,699          7,610,744          8,808,118          6,335,625
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         6,262,577         12,187,966         10,929,718          5,009,315
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,088,714)       (10,676,307)        (1,289,899)        (4,726,493)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,173,863          1,511,659          9,639,819            282,822
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,680,421   $      1,421,949   $      8,508,941   $       (738,166)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                     Multimanager        Multimanager
                                                      Small Cap            Small Cap        Multimanager
                                                        Growth               Value           Technology
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        621,349   $             --
 Expenses:
  Asset-based charges ............................           672,155          2,652,726          1,533,351
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................           672,155          2,652,726          1,533,351
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (672,155)        (2,031,377)        (1,533,351)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,394,392         (1,832,829)        13,077,795
  Realized gain distribution from The Trusts .....         5,615,306         15,861,596                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         7,009,698         14,028,767         13,077,795
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,496,644)       (33,937,728)         5,906,751
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (486,946)       (19,908,961)        18,984,546
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,159,101)  $    (21,940,338)  $     17,451,195
                                                    ================   ================   ================

                                                     Target 2015     Target 2025    Target 2035     Target 2045
                                                      Allocation      Allocation     Allocation      Allocation
                                                    -------------   -------------   -------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     217,137   $     211,647   $      93,740   $      55,754
 Expenses:
  Asset-based charges ............................         55,880          65,985          29,474          21,912
  Less: Reduction for expense limitation .........             --              --              --              --
                                                    -------------   -------------   -------------   -------------
  Net Expenses ...................................         55,880          65,985          29,474          21,912
                                                    -------------   -------------   -------------   -------------
Net Investment Income (Loss) .....................        161,257         145,662          64,266          33,842
                                                    -------------   -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         76,349          85,907          52,289          73,473
  Realized gain distribution from The Trusts .....         72,317          99,263          32,577          85,207
                                                    -------------   -------------   -------------   -------------
 Net realized gain (loss) ........................        148,666         185,170          84,866         158,680
                                                    -------------   -------------   -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (170,852)       (225,356)        (96,824)       (156,241)
                                                    -------------   -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (22,186)        (40,186)        (11,958)          2,439
                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     139,071   $     105,476   $      52,308   $      36,281
                                                    =============   =============   =============   =============

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations on May 18, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,110,936   $        993,051
 Net realized gain (loss) on investments .........         9,108,997          2,823,176
 Change in unrealized appreciation
  (depreciation) of investments ..................        (6,954,750)         3,292,688
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,265,183          7,108,915
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        54,226,477         23,844,855
  Transfers between funds including
   guaranteed interest account, net ..............        34,562,020         26,083,492
  Transfers for contract benefit and
   terminations ..................................        (8,914,260)        (2,538,626)
  Contract maintenance charges ...................          (170,154)           (60,128)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        79,704,083         47,329,593
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (509)           (44,777)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        83,968,757         54,393,731
Net Assets -- Beginning of Period ................        77,409,118         23,015,387
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    161,377,875   $     77,409,118
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --
 Units Redeemed ..................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               707                459
 Units Redeemed ..................................              (190)              (120)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               517                339
                                                    ----------------   ----------------

                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,173,493   $        465,936   $      1,746,797   $        817,332
 Net realized gain (loss) on investments .........         1,032,966            165,790          2,435,254            829,118
 Change in unrealized appreciation
  (depreciation) of investments ..................          (841,932)           190,212         (1,896,227)           638,458
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,364,527            821,938          2,285,824          2,284,908
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,072,870          4,859,836         21,433,036         15,970,563
  Transfers between funds including
   guaranteed interest account, net ..............        19,023,354          2,799,627         21,846,163          6,697,745
  Transfers for contract benefit and
   terminations ..................................        (3,601,931)        (1,579,213)        (6,889,845)        (3,805,513)
  Contract maintenance charges ...................           (20,616)           (12,780)           (61,923)           (30,881)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        24,473,677          6,067,470         36,327,431         18,831,914
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --            (38,671)                47            (38,269)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        25,838,204          6,850,737         38,613,302         21,078,553
Net Assets -- Beginning of Period ................        18,937,107         12,086,370         41,481,408         20,402,855
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     44,775,311   $     18,937,107   $     80,094,710   $     41,481,408
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               327                122                438                256
 Units Redeemed ..................................              (116)               (67)              (146)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               211                 55                292                162
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                                 AXA Moderate
                                                                  Allocation
                                                    ---------------------------------------
                                                            2007                 2006
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       39,436,364   $       28,974,017
 Net realized gain (loss) on investments .........          62,893,133           37,835,708
 Change in unrealized appreciation
  (depreciation) of investments ..................         (11,964,149)          82,054,012
                                                    ------------------   ------------------
 Net increase (decrease) in net assets from
  operations .....................................          90,365,348          148,863,737
                                                    ------------------   ------------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         151,377,299          119,386,928
  Transfers between funds including
   guaranteed interest account, net ..............          28,229,318          (20,879,947)
  Transfers for contract benefit and
   terminations ..................................        (205,914,111)        (210,390,505)
  Contract maintenance charges ...................          (1,218,186)          (1,185,812)
  Adjustments to net assets allocated to
   contracts in payout period ....................            (680,602)            (591,694)
                                                    ------------------   ------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         (28,206,282)        (113,661,030)
                                                    ------------------   ------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           2,433,061               71,950
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets ................          64,592,127           35,274,657
Net Assets -- Beginning of Period ................       1,701,006,898        1,665,732,241
                                                    ------------------   ------------------
Net Assets -- End of Period ......................  $    1,765,599,025   $    1,701,006,898
                                                    ==================   ==================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               2,823                2,209
 Units Redeemed ..................................              (3,432)              (3,743)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                (609)              (1,534)
                                                    ------------------   ------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                 419                  270
 Units Redeemed ..................................                (210)                (177)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                 209                   93
                                                    ------------------   ------------------

                                                             AXA Moderate-Plus                  EQ/AllianceBernstein
                                                                Allocation                          Common Stock
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      8,409,404   $      3,839,574   $       (169,655)  $      8,160,325
 Net realized gain (loss) on investments .........        23,686,021          5,834,592         79,901,173         23,573,141
 Change in unrealized appreciation
  (depreciation) of investments ..................       (15,854,312)        12,340,076         27,484,537        354,142,577
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        16,241,113         22,014,242        107,216,055        385,876,043
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       143,019,927         79,982,968        163,082,552        182,291,624
  Transfers between funds including
   guaranteed interest account, net ..............       119,368,137         83,449,300       (288,982,562)      (227,957,731)
  Transfers for contract benefit and
   terminations ..................................       (31,788,962)        (9,097,843)      (485,116,602)      (551,180,693)
  Contract maintenance charges ...................          (456,144)          (214,420)        (2,337,851)        (2,608,747)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --          1,817,256            428,036
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       230,142,958        154,120,005       (611,537,207)      (599,027,511)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               830            (33,083)        (4,079,702)        (1,994,452)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       246,384,901        176,101,164       (508,400,854)      (215,145,920)
Net Assets -- Beginning of Period ................       267,422,318         91,321,154      4,188,213,018      4,403,358,938
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    513,807,219   $    267,422,318   $  3,679,812,164   $  4,188,213,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                752                940
 Units Redeemed ..................................                --                 --             (2,345)            (2,715)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --             (1,593)            (1,775)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             2,052              1,337                214                233
 Units Redeemed ..................................              (458)              (179)              (388)              (340)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................             1,594              1,158               (174)              (107)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     3,903,584   $     3,580,538
 Net realized gain (loss) on investments .........         (970,093)       (1,387,779)
 Change in unrealized appreciation
  (depreciation) of investments ..................        3,752,005           325,750
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,685,496         2,518,509
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       10,940,399        11,712,692
  Transfers between funds including
   guaranteed interest account, net ..............       (3,929,382)      (10,727,955)
  Transfers for contract benefit and
   terminations ..................................      (16,055,518)      (16,943,417)
  Contract maintenance charges ...................          (98,606)         (113,339)
  Adjustments to net assets allocated to
   contracts in payout period ....................           38,353            34,238
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (9,104,754)      (16,037,781)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (86,833)          (50,074)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (2,506,091)      (13,569,346)
Net Assets -- Beginning of Period ................      124,772,879       138,342,225
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   122,266,788   $   124,772,879
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................              112                94
 Units Redeemed ..................................             (144)             (178)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (32)              (84)
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               35                28
 Units Redeemed ..................................              (64)              (50)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (29)              (22)
                                                    ---------------   ---------------

                                                            EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                               International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,689,847   $      2,756,554   $     (1,864,505)  $     (2,002,698)
 Net realized gain (loss) on investments .........       156,460,401        130,011,138         13,405,080          7,118,429
 Change in unrealized appreciation
  (depreciation) of investments ..................       (65,600,773)        30,111,789          5,205,658         (9,122,230)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,549,475        162,879,481         16,746,233         (4,006,499)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        81,508,287         70,066,182         12,179,733         15,025,830
  Transfers between funds including
   guaranteed interest account, net ..............         6,171,213         18,012,387        (11,077,052)        (8,965,564)
  Transfers for contract benefit and
   terminations ..................................      (105,427,840)       (97,790,219)       (18,052,807)       (18,321,891)
  Contract maintenance charges ...................          (650,594)          (623,475)          (142,188)          (160,474)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (876,667)          (309,402)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (19,275,601)       (10,644,527)       (17,092,314)       (12,422,099)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           842,726            (71,367)               166           (384,409)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        74,116,600        152,163,587           (345,915)       (16,813,007)
Net Assets -- Beginning of Period ................       890,675,996        738,512,409        146,209,754        163,022,761
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    964,792,596   $    890,675,996   $    145,863,839   $    146,209,754
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               803                907                 --                 --
 Units Redeemed ..................................              (945)            (1,030)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (142)              (123)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               254                260                325                506
 Units Redeemed ..................................              (195)              (183)              (566)              (699)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                59                 77               (241)              (193)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      5,930,447   $      4,255,990
 Net realized gain (loss) on investments .........          (263,447)          (386,141)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (473,499)           200,508
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,193,501          4,070,357
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        15,266,857         15,216,777
  Transfers between funds including
   guaranteed interest account, net ..............         2,980,102         (5,690,869)
  Transfers for contract benefit and
   terminations ..................................       (19,484,211)       (20,655,589)
  Contract maintenance charges ...................          (116,772)          (129,800)
  Adjustments to net assets allocated to
   contracts in payout period ....................           (10,486)            45,883
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,364,510)       (11,213,598)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            20,982           (324,182)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,849,973         (7,467,423)
Net Assets -- Beginning of Period ................       153,424,054        160,891,477
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    157,274,027   $    153,424,054
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               158                152
 Units Redeemed ..................................              (161)              (211)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)               (59)
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                52                 41
 Units Redeemed ..................................               (57)               (51)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (10)
                                                    ----------------   ----------------

                                                           EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                             Small Cap Growth                          Value (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (5,041,206)  $     (4,981,125)  $     12,731,681   $      1,679,828
 Net realized gain (loss) on investments .........        82,670,344         58,134,243        163,919,688         57,086,970
 Change in unrealized appreciation
  (depreciation) of investments ..................       (23,317,507)       (25,601,492)      (266,779,879)        19,258,630
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        54,311,631         27,551,626        (90,128,510)        78,025,428
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        30,149,425         33,603,148        103,244,325         66,025,240
  Transfers between funds including
   guaranteed interest account, net ..............       (23,203,648)       (20,033,242)     1,088,938,159         26,933,460
  Transfers for contract benefit and
   terminations ..................................       (43,266,870)       (40,742,131)       (94,156,283)       (41,978,008)
  Contract maintenance charges ...................          (317,674)          (347,454)          (692,001)          (328,352)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (850,410)             6,203         (7,127,679)                --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (37,489,177)       (27,513,476)     1,090,206,521         50,652,340
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           778,057            (97,525)         6,734,139           (264,897)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,600,511            (59,375)     1,006,812,150        128,412,871
Net Assets -- Beginning of Period ................       373,919,423        373,978,798        500,588,174        372,175,303
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    391,519,934   $    373,919,423   $  1,507,400,324   $    500,588,174
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               371                466             10,615                 --
 Units Redeemed ..................................              (528)              (608)            (1,228)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (157)              (142)             9,387                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                74                 88              1,238              1,021
 Units Redeemed ..................................              (113)              (107)            (2,995)              (641)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (39)               (19)            (1,757)               380
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Ariel Appreciation II
                                                    ---------------------------------
                                                          2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (31,411)  $        (1,404)
 Net realized gain (loss) on investments .........          234,651            15,804
 Change in unrealized appreciation
  (depreciation) of investments ..................         (295,137)          251,349
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (91,897)          265,749
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........          537,998           850,759
  Transfers between funds including
   guaranteed interest account, net ..............           17,479         1,672,225
  Transfers for contract benefit and
   terminations ..................................         (448,436)         (153,696)
  Contract maintenance charges ...................             (769)             (276)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          106,272         2,369,012
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --              (522)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................           14,375         2,634,239
Net Assets -- Beginning of Period ................        3,222,815           588,576
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     3,237,190   $     3,222,815
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B

 Units Issued ....................................               16                29
 Units Redeemed ..................................              (15)               (7)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                22
                                                    ---------------   ---------------


                                                             EQ/AXA Rosenberg
                                                               Value Long/                           EQ/BlackRock
                                                               Short Equity                      Basic Value Equity
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,057   $        149,810   $       (933,078)  $      5,635,772
 Net realized gain (loss) on investments .........           (30,630)           183,507         54,500,800         38,868,753
 Change in unrealized appreciation
  (depreciation) of investments ..................           134,180           (354,260)       (53,893,635)        19,316,684
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           167,607            (20,943)          (325,913)        63,821,209
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         1,232,476          1,981,174         42,331,336         35,888,869
  Transfers between funds including
   guaranteed interest account, net ..............        (1,170,387)           465,450        (11,188,106)       (13,630,979)
  Transfers for contract benefit and
   terminations ..................................          (841,931)        (1,110,673)       (38,515,211)       (38,677,152)
  Contract maintenance charges ...................            (4,201)            (4,202)          (294,561)          (300,593)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (784,043)         1,331,749         (7,666,542)       (16,719,855)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (131)           (37,431)              (445)          (165,867)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (616,567)         1,273,375         (7,992,900)        46,935,487
Net Assets -- Beginning of Period ................         9,609,912          8,336,537        391,201,374        344,265,887
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      8,993,345   $      9,609,912   $    383,208,474   $    391,201,374
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                36                 61                330                295
 Units Redeemed ..................................               (44)               (49)              (362)              (383)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (8)                12                (32)               (88)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     2,127,582   $     6,000,801
 Net realized gain (loss) on investments .........       63,591,750        36,610,570
 Change in unrealized appreciation
  (depreciation) of investments ..................      (38,025,776)       10,921,813
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       27,693,556        53,533,184
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       49,118,204        40,990,575
  Transfers between funds including
   guaranteed interest account, net ..............          222,107        25,730,670
  Transfers for contract benefit and
   terminations ..................................      (30,119,561)      (21,758,539)
  Contract maintenance charges ...................         (275,242)         (226,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       18,945,508        44,735,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (1,520)          (42,132)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       46,637,544        98,227,006
Net Assets -- Beginning of Period ................      305,184,118       206,957,112
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   351,821,662   $   305,184,118
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              646               752
 Units Redeemed ..................................             (528)             (442)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              118               310
                                                    ---------------   ---------------


                                                             EQ/Boston Advisors                       EQ/Calvert
                                                               Equity Income                    Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        353,973   $        482,506   $       (203,327)  $       (200,699)
 Net realized gain (loss) on investments .........         5,871,824          3,342,383          1,871,539            483,208
 Change in unrealized appreciation
  (depreciation) of investments ..................        (5,192,746)         1,977,669            426,570            422,095
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,033,051          5,802,558          2,094,782            704,604
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,015,589          9,934,074          3,625,295          3,333,284
  Transfers between funds including
   guaranteed interest account, net ..............         1,490,840          3,521,861            678,610            201,643
  Transfers for contract benefit and
   terminations ..................................        (3,865,927)        (2,924,686)        (1,052,026)          (984,884)
  Contract maintenance charges ...................           (40,300)           (28,845)           (28,294)           (25,724)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,600,202         10,502,404          3,223,585          2,524,319
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            24,976            (15,165)                --            (29,785)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,658,229         16,289,797          5,318,367          3,199,138
Net Assets -- Beginning of Period ................        50,723,170         34,433,373         18,796,951         15,597,813
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     58,381,399   $     50,723,170   $     24,115,318   $     18,796,951
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               166                194                 73                 62
 Units Redeemed ..................................              (115)              (107)               (40)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                51                 87                 33                 29
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Capital Guardian
                                                                 Growth
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (196,797)  $       (93,555)
 Net realized gain (loss) on investments .........          962,601           348,670
 Change in unrealized appreciation
  (depreciation) of investments ..................         (452,942)          280,645
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          312,862           535,760
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        2,838,215         2,471,571
  Transfers between funds including
   guaranteed interest account, net ..............        5,339,464         2,066,485
  Transfers for contract benefit and
   terminations ..................................       (1,582,049)         (780,892)
  Contract maintenance charges ...................          (12,415)           (9,047)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,583,215         3,748,117
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               33           (67,544)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,896,110         4,216,333
Net Assets -- Beginning of Period ................       11,198,080         6,981,747
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    18,094,190   $    11,198,080
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              138                79
 Units Redeemed ..................................              (58)              (28)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               80                51
                                                    ---------------   ---------------


                                                           EQ/Capital Guardian                    EQ/Caywood-Scholl
                                                               Research (e)                        High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (186,099)  $     (1,120,689)  $      1,535,986   $        731,264
 Net realized gain (loss) on investments .........        22,267,229         10,962,001            125,122            (67,947)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,606,074)         5,365,744         (1,469,113)           127,594
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (7,524,944)        15,207,056            191,995            790,911
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,892,867         10,717,792          6,847,343          5,139,650
  Transfers between funds including
   guaranteed interest account, net ..............       117,170,856         (5,827,436)         6,094,383          5,250,256
  Transfers for contract benefit and
   terminations ..................................       (22,944,468)       (17,865,055)        (1,754,667)          (477,477)
  Contract maintenance charges ...................          (145,033)          (120,186)           (14,010)            (5,264)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       111,974,222        (13,094,885)        11,173,049          9,907,165
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            47,170            (61,233)               (83)           (11,742)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       104,496,448          2,050,938         11,364,961         10,686,334
Net Assets -- Beginning of Period ................       152,411,680        150,360,742         16,052,612          5,366,278
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    256,908,128   $    152,411,680   $     27,417,573   $     16,052,612
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,127                142                158                122
 Units Redeemed ..................................              (345)              (247)               (59)               (28)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               782               (105)                99                 94
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Davis New
                                                            York Venture (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (2,438)  $           280
 Net realized gain (loss) on investments .........           16,159                27
 Change in unrealized appreciation
  (depreciation) of investments ..................          (75,153)            6,071
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (61,432)            6,378
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        1,358,012             1,970
  Transfers between funds including
   guaranteed interest account, net ..............        4,705,333           323,351
  Transfers for contract benefit and
   terminations ..................................         (179,751)             (879)
  Contract maintenance charges ...................             (555)              (23)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,883,039           324,419
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,328                11
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        5,822,935           330,808
Net Assets -- Beginning of Period ................          330,808                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     6,153,743   $       330,808
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               69                 3
 Units Redeemed ..................................               (8)               --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               61                 3
                                                    ---------------   ---------------


                                                                EQ/Equity                             EQ/Evergreen
                                                                500 Index                         International Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,319,768   $      4,440,660   $        310,374   $        (29,455)
 Net realized gain (loss) on investments .........        68,723,346         55,633,685            295,506             29,185
 Change in unrealized appreciation
  (depreciation) of investments ..................       (30,655,199)        70,749,494            516,896            133,624
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        40,387,915        130,823,839          1,122,776            133,354
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        87,769,862         85,238,789          3,857,737          2,341,404
  Transfers between funds including
   guaranteed interest account, net ..............       (18,034,604)       (47,869,795)        11,082,783          5,013,512
  Transfers for contract benefit and
   terminations ..................................      (124,054,035)      (128,184,879)          (879,437)          (306,226)
  Contract maintenance charges ...................          (827,668)          (877,997)            (4,268)              (820)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (437,332)           (51,962)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (55,583,777)       (91,745,844)        14,056,815          7,047,870
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (499,774)          (847,997)               973                278
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (15,695,636)        38,229,998         15,180,564          7,181,502
Net Assets -- Beginning of Period ................     1,042,033,450      1,003,803,452          7,685,202            503,700
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $  1,026,337,814   $  1,042,033,450   $     22,865,766   $      7,685,202
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               530                474                 --                 --
 Units Redeemed ..................................              (696)              (789)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (166)              (315)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               228                198                188                 90
 Units Redeemed ..................................              (220)              (211)               (52)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 8                (13)               136                 72
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen
                                                                   Omega                              EQ/FI Mid Cap
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (321,897)  $        197,677   $     (4,563,321)  $      5,989,120
 Net realized gain (loss) on investments .........         2,429,165          2,293,248         57,564,724         22,403,558
 Change in unrealized appreciation
  (depreciation) of investments ..................            36,208         (1,486,396)       (32,399,351)          (218,866)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,143,476          1,004,529         20,602,052         28,173,812
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         3,444,657          3,017,452         56,779,766         52,670,204
  Transfers between funds including
   guaranteed interest account, net ..............         2,089,065         (3,027,848)        (1,827,408)        (5,193,697)
  Transfers for contract benefit and
   terminations ..................................        (1,719,036)        (2,608,222)       (29,135,984)       (23,253,993)
  Contract maintenance charges ...................           (21,687)           (22,636)          (308,711)          (273,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,792,999         (2,641,254)        25,507,663         23,948,762
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (2,576)           (78,603)               961            (48,063)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,933,899         (1,715,328)        46,110,676         52,074,511
Net Assets -- Beginning of Period ................        22,794,335         24,509,663        318,046,630        265,972,119
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     28,728,234   $     22,794,335   $    364,157,306   $    318,046,630
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               140                 82                660                684
 Units Redeemed ..................................              (102)              (113)              (477)              (489)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                38                (31)               183                195
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Franklin
                                                               Income (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     1,886,625   $        47,519
 Net realized gain (loss) on investments .........          832,287             8,511
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,316,497)          183,835
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,597,585)          239,865
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       23,595,892         1,756,959
  Transfers between funds including
   guaranteed interest account, net ..............       56,084,639        10,908,196
  Transfers for contract benefit and
   terminations ..................................       (4,188,828)         (137,934)
  Contract maintenance charges ...................          (13,285)             (267)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       75,478,418        12,526,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,579               556
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       73,882,412        12,767,375
Net Assets -- Beginning of Period ................       12,767,375                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    86,649,787   $    12,767,375
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              834               125
 Units Redeemed ..................................             (131)               (3)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              703               122
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/Franklin
                                                                                            Templeton
                                                            EQ/Franklin Small                Founding
                                                              Cap Value (a)                Strategy (b)
                                                    -----------------------------------   ----------------
                                                          2007               2006               2007
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (36,893)  $           (392)  $        270,550
 Net realized gain (loss) on investments .........          (398,017)             6,164            (34,178)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (559,628)            12,682           (994,758)
                                                    ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (994,538)            18,454           (758,386)
                                                    ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,793,137            343,066          9,979,563
  Transfers between funds including
   guaranteed interest account, net ..............         3,782,881            856,012         19,011,157
  Transfers for contract benefit and
   terminations ..................................          (394,344)            (1,458)          (402,681)
  Contract maintenance charges ...................            (2,277)               (30)            (2,861)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,179,397          1,197,590         28,585,178
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               935                 14                358
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,185,794          1,216,058         27,827,150
Net Assets -- Beginning of Period ................         1,216,058                 --                 --
                                                    ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,401,852   $      1,216,058   $     27,827,150
                                                    ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --
 Units Redeemed ..................................                --                 --                 --
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               124                 15                308
 Units Redeemed ..................................               (69)                (4)               (16)
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                55                 11                292
                                                    ----------------   ----------------   ----------------


                                                                 EQ/GAMCO                             EQ/GAMCO
                                                         Mergers and Acquisitions               Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,849)  $        246,348   $       (801,974)  $        142,943
 Net realized gain (loss) on investments .........           829,987             93,034          9,269,003          3,938,199
 Change in unrealized appreciation
  (depreciation) of investments ..................          (681,020)           151,378         (3,368,670)         4,076,767
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           100,118            490,760          5,098,359          8,157,909
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,835,548          1,974,287         27,902,521         13,553,932
  Transfers between funds including
   guaranteed interest account, net ..............         3,076,086          3,043,310         35,891,164          8,511,271
  Transfers for contract benefit and
   terminations ..................................          (704,858)          (425,207)        (7,459,799)        (3,686,284)
  Contract maintenance charges ...................            (5,236)            (2,278)           (72,198)           (40,302)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,201,540          4,590,112         56,261,688         18,338,617
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (7,896)             3,666            (19,644)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,301,658          5,072,976         61,363,713         26,476,882
Net Assets -- Beginning of Period ................         7,593,169          2,520,193         66,229,377         39,752,495
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     12,894,827   $      7,593,169   $    127,593,090   $     66,229,377
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                72                 54                627                318
 Units Redeemed ..................................               (29)               (12)              (245)              (175)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                43                 42                382                143
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/International                        EQ/JPMorgan
                                                                  Growth                              Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (150,780)  $         (3,855)  $      4,403,675   $      3,592,418
 Net realized gain (loss) on investments .........         3,579,708            802,724           (611,538)          (537,483)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (488,119)           767,531         (1,452,592)            80,834
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,940,809          1,566,400          2,339,545          3,135,769
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         6,425,226          2,793,186         20,388,546         20,331,563
  Transfers between funds including
   guaranteed interest account, net ..............        17,639,200          6,507,601          9,508,305          4,055,847
  Transfers for contract benefit and
   terminations ..................................        (2,172,958)          (453,778)       (11,711,887)       (10,841,179)
  Contract maintenance charges ...................           (13,640)            (3,435)          (105,402)          (102,756)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        21,877,828          8,843,574         18,079,562         13,443,475
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                15             (1,775)             2,470            (35,226)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        24,818,652         10,408,199         20,421,577         16,544,018
Net Assets -- Beginning of Period ................        12,582,938          2,174,739        117,713,311        101,169,293
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     37,401,590   $     12,582,938   $    138,134,888   $    117,713,311
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               264                176                390                338
 Units Redeemed ..................................              (125)              (107)              (235)              (220)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               139                 69                155                118
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/JPMorgan
                                                          Value Opportunities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        24,403   $     1,954,050
 Net realized gain (loss) on investments .........       17,992,197         5,248,894
 Change in unrealized appreciation
  (depreciation) of investments ..................      (20,010,281)        3,773,066
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,993,681)       10,976,010
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        6,277,163         5,314,484
  Transfers between funds including
   guaranteed interest account, net ..............          604,651          (267,917)
  Transfers for contract benefit and
   terminations ..................................       (8,766,805)       (7,923,924)
  Contract maintenance charges ...................          (51,440)          (54,466)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (1,936,431)       (2,931,823)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              248           (82,872)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (3,929,864)        7,961,315
Net Assets -- Beginning of Period ................       68,777,974        60,816,659
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    64,848,110   $    68,777,974
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              130               102
 Units Redeemed ..................................             (144)             (123)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (14)              (21)
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Legg Mason
                                                               Value Equity
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (270,230)  $      (146,573)
 Net realized gain (loss) on investments .........          857,237           (70,317)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,224,944)        1,423,361
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,637,937)        1,206,471
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        4,286,445         7,045,856
  Transfers between funds including
   guaranteed interest account, net ..............          837,601         9,092,644
  Transfers for contract benefit and
   terminations ..................................       (1,401,094)         (627,695)
  Contract maintenance charges ...................          (14,476)           (3,735)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        3,708,476        15,507,070
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --             1,425
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        2,070,539        16,714,966
Net Assets -- Beginning of Period ................       18,867,134         2,152,168
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    20,937,673   $    18,867,134
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               79               187
 Units Redeemed ..................................              (46)              (39)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               33               148
                                                    ---------------   ---------------


                                                                 EQ/Long                           EQ/Lord Abbett
                                                                Term Bond                         Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        643,589   $        489,329   $        (18,308)  $         16,315
 Net realized gain (loss) on investments .........           (55,376)          (238,217)         1,258,890            356,861
 Change in unrealized appreciation
  (depreciation) of investments ..................           705,823            (51,485)          (973,321)           541,111
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,294,036            199,627            267,261            914,287
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions: .....................
 Contributions and Transfers:
  Payments received from contractowners ..........         4,804,772          5,186,447          3,683,315          2,215,817
  Transfers between funds including
   guaranteed interest account, net ..............         1,763,155          2,765,175          2,274,262          7,109,812
  Transfers for contract benefit and
   terminations ..................................        (1,651,942)          (874,493)        (1,524,893)          (271,050)
  Contract maintenance charges ...................           (16,051)            (9,792)            (9,951)            (2,874)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,899,934          7,067,337          4,422,733          9,051,705
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (116)           (10,048)                --             (4,868)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,193,854          7,256,916          4,689,994          9,961,124
Net Assets -- Beginning of Period ................        17,751,989         10,495,073         11,696,321          1,735,197
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     23,945,843   $     17,751,989   $     16,386,315   $     11,696,321
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               120                130                 87                106
 Units Redeemed ..................................               (73)               (59)               (52)               (27)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                47                 71                 35                 79
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Lord Abbett                        EQ/Lord Abbett
                                                             Large Cap Core                         Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (25,395)  $           (881)  $       (172,634)  $        (16,730)
 Net realized gain (loss) on investments .........           536,330            100,930          3,605,628            569,548
 Change in unrealized appreciation
  (depreciation) of investments ..................           (70,442)           224,978         (4,638,663)         1,137,154
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           440,493            325,027         (1,205,669)         1,689,972
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,471,773            961,636          6,183,702          4,164,738
  Transfers between funds including
   guaranteed interest account, net ..............         1,723,403          1,248,431          8,576,856          2,290,629
  Transfers for contract benefit and
   terminations ..................................          (654,159)          (277,500)        (2,458,593)        (1,228,325)
  Contract maintenance charges ...................            (3,409)            (1,660)           (13,770)            (6,608)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,537,608          1,930,907         12,288,195          5,220,434
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (5,822)                96             (8,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,978,101          2,250,112         11,082,622          6,902,177
Net Assets -- Beginning of Period ................         4,133,539          1,883,427         17,362,292         10,460,115
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      7,111,640   $      4,133,539   $     28,444,914   $     17,362,292
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                35                 25                186                109
 Units Redeemed ..................................               (16)                (8)               (95)               (63)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                19                 17                 91                 46
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (4,048,295)  $    (1,954,680)
 Net realized gain (loss) on investments .........       52,164,132        17,661,728
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,405,374)        6,168,757
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       43,710,463        21,875,805
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       68,588,667        63,372,665
  Transfers between funds including
   guaranteed interest account, net ..............        5,403,951        22,180,118
  Transfers for contract benefit and
   terminations ..................................      (28,067,356)      (22,091,179)
  Contract maintenance charges ...................         (339,839)         (257,160)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       45,585,423        63,204,444
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (42,238)          433,049
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       89,253,648        85,513,298
Net Assets -- Beginning of Period ................      321,895,064       236,381,766
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   411,148,712   $   321,895,064
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              732               791
 Units Redeemed ..................................             (447)             (357)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              285               434
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Money Market
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     6,226,796   $     4,393,891
 Net realized gain (loss) on investments .........         (122,525)         (322,486)
 Change in unrealized appreciation
  (depreciation) of investments ..................          125,159           330,301
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,229,430         4,401,706
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       23,907,875        17,493,413
  Transfers between funds including
   guaranteed interest account, net ..............       65,039,949        51,153,395
  Transfers for contract benefit and
   terminations ..................................      (49,408,710)      (36,924,771)
  Contract maintenance charges ...................         (130,683)         (133,578)
  Adjustments to net assets allocated to
   contracts in payout period ....................           46,642            21,166
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       39,455,073        31,609,625
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............       (3,502,830)         (274,383)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       42,181,673        35,736,948
Net Assets -- Beginning of Period ................      149,881,676       114,144,728
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   192,063,349   $   149,881,676
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            3,062             2,364
 Units Redeemed ..................................           (2,353)           (1,717)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              709               647
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              454               344
 Units Redeemed ..................................             (379)             (280)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               75                64
                                                    ---------------   ---------------


                                                                EQ/Montag &
                                                              Caldwell Growth                    EQ/Mutual Shares (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,264)  $        (35,700)  $       (318,913)  $         (3,310)
 Net realized gain (loss) on investments .........           583,698             95,483            332,470             19,581
 Change in unrealized appreciation
  (depreciation) of investments ..................           242,069            153,479         (1,118,722)           120,478
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           777,503            213,262         (1,105,165)           136,749
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,059,014            884,618         12,413,894            633,125
  Transfers between funds including
   guaranteed interest account, net ..............         9,479,725             66,446         21,742,062          3,943,650
  Transfers for contract benefit and
   terminations ..................................          (360,489)          (318,446)        (1,603,643)            (8,570)
  Contract maintenance charges ...................            (4,502)            (3,344)            (7,109)              (102)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,173,748            629,274         32,545,204          4,568,103
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                 4            (14,493)               215                242
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,951,255            828,043         31,440,254          4,705,094
Net Assets -- Beginning of Period ................         3,688,545          2,860,502          4,705,094                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     14,639,800   $      3,688,545   $     36,145,348   $      4,705,094
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                97                 18                348                 47
 Units Redeemed ..................................               (23)               (12)               (55)                (3)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                74                  6                293                 44
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/Oppenheimer          EQ/Oppenheimer
                                                           EQ/Oppenheimer           Main Street            Main Street
                                                             Global (a)           Opportunity (d)         Small Cap (a)
                                                    ---------------------------   ---------------   ---------------------------
                                                        2007           2006            2007             2007           2006
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (70,171)  $     (3,155)  $           787   $    (67,754)  $      1,676
 Net realized gain (loss) on investments .........       426,593          1,542            58,488        218,493          4,406
 Change in unrealized appreciation
  (depreciation) of investments ..................      (332,403)        70,311          (118,992)      (661,765)        21,246
                                                    ------------   ------------   ---------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations .....................................        24,019         68,698           (59,717)      (511,026)        27,328
                                                    ------------   ------------   ---------------   ------------   ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     4,448,122        681,964           414,582      2,980,886        378,377
  Transfers between funds including
   guaranteed interest account, net ..............     6,966,692      1,604,735         1,225,216      4,204,254      1,096,212
  Transfers for contract benefit and
   terminations ..................................      (624,502)       (14,962)          (32,579)      (277,870)        (8,602)
  Contract maintenance charges ...................        (4,768)           (80)              (52)        (3,145)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ....................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions .....................    10,785,544      2,271,657         1,607,167      6,904,125      1,465,930
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           677             --                --            541             27
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets ................    10,810,240      2,340,355         1,547,450      6,393,640      1,493,285
Net Assets -- Beginning of Period ................     2,340,355             --                --      1,493,285             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net Assets -- End of Period ......................  $ 13,150,595   $  2,340,355   $     1,547,450   $  7,886,925   $  1,493,285
                                                    ============   ============   ===============   ============   ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            --             --                --             --             --
 Units Redeemed ..................................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................           125             21                21             78             14
 Units Redeemed ..................................           (32)            --                (5)           (17)            (1)
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            93             21                16             61             13
                                                    ------------   ------------   ---------------   ------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/PIMCO
                                                              Real Return
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       671,347   $       864,903
 Net realized gain (loss) on investments .........          263,303          (148,559)
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,795,069          (903,386)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        3,729,719          (187,042)
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,251,817         9,445,851
  Transfers between funds including
   guaranteed interest account, net ..............        9,337,456         7,747,648
  Transfers for contract benefit and
   terminations ..................................       (2,520,359)       (1,907,542)
  Contract maintenance charges ...................          (22,092)          (12,003)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       15,046,822        15,273,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              357            (2,814)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       18,776,898        15,084,098
Net Assets -- Beginning of Period ................       29,905,186        14,821,088
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    48,682,084   $    29,905,186
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              274               228
 Units Redeemed ..................................             (129)              (74)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              145               154
                                                    ---------------   ---------------


                                                                EQ/Short                               EQ/Small
                                                             Duration Bond                          Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        347,852   $        180,074   $        189,275   $        122,141
 Net realized gain (loss) on investments .........            56,506             56,500         18,213,876         10,957,682
 Change in unrealized appreciation
  (depreciation) of investments ..................           (15,114)           (63,782)       (24,004,047)         6,916,365
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           389,244            172,792         (5,600,896)        17,996,188
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,910,022          1,710,695         33,298,562         27,692,078
  Transfers between funds including
   guaranteed interest account, net ..............         3,490,167          3,650,728             37,222          8,373,805
  Transfers for contract benefit and
   terminations ..................................        (1,230,369)          (394,400)       (12,357,535)        (7,979,366)
  Contract maintenance charges ...................            (4,083)            (1,734)          (148,516)          (126,172)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,165,737          4,965,289         20,829,733         27,960,345
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (6,866)           (20,962)           (40,268)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,554,981          5,131,215         15,207,875         45,916,265
Net Assets -- Beginning of Period ................         7,342,246          2,211,031        147,472,474        101,556,209
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     11,897,227   $      7,342,246   $    162,680,349   $    147,472,474
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                79                 78                372                384
 Units Redeemed ..................................               (40)               (28)              (247)              (204)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                39                 50                125                180
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/T. Rowe Price                        EQ/Templeton
                                                             Growth Stock (f)                        Growth (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (525,842)  $       (106,671)  $       (129,251)  $         (2,799)
 Net realized gain (loss) on investments .........         6,916,052            (97,939)           411,900             18,770
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,931,578)          (250,991)          (805,069)           120,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (1,541,368)          (455,601)          (522,420)           136,106
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         6,042,564          2,276,595         10,715,681          1,003,302
  Transfers between funds including
   guaranteed interest account, net ..............        76,667,073           (537,986)        16,535,953          3,730,364
  Transfers for contract benefit and
   terminations ..................................        (3,690,047)          (602,233)        (1,683,961)           (13,683)
  Contract maintenance charges ...................           (46,707)            (6,272)            (7,154)              (171)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        78,972,883          1,130,104         25,560,519          4,719,812
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............             4,004            (19,452)             2,206                139
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        77,435,519            655,051         25,040,305          4,856,057
Net Assets -- Beginning of Period ................         8,636,268          7,981,217          4,856,057                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     86,071,787   $      8,636,268   $     29,896,362   $      4,856,057
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               764                 49                284                 54
 Units Redeemed ..................................               (94)               (39)               (53)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               670                 10                231                 45
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/UBS Growth
                                                               and Income
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (91,054)  $       (40,990)
 Net realized gain (loss) on investments .........        1,013,429           471,839
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,212,257)        1,462,771
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................         (289,882)        1,893,620
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,753,166         4,918,913
  Transfers between funds including
   guaranteed interest account, net ..............        3,624,206         5,899,526
  Transfers for contract benefit and
   terminations ..................................       (1,620,771)         (955,661)
  Contract maintenance charges ...................          (13,064)           (7,576)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        7,743,537         9,855,202
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               14           (17,068)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        7,453,669        11,731,754
Net Assets -- Beginning of Period ................       19,667,041         7,935,287
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    27,120,710   $    19,667,041
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              101               111
 Units Redeemed ..................................              (45)              (30)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               56                81
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Van Kampen
                                                                Comstock
                                                    ---------------------------------
                                                        2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        91,489   $       225,221
 Net realized gain (loss) on investments .........        1,621,343           442,202
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,750,117)        1,186,687
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,037,285)        1,854,110
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,801,809         5,021,020
  Transfers between funds including
   guaranteed interest account, net ..............        2,201,569         5,887,526
  Transfers for contract benefit and
   terminations ..................................       (2,332,880)       (1,235,807)
  Contract maintenance charges ...................          (17,809)           (9,110)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,652,689         9,663,629
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                             (9,003)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        4,615,404        11,508,736
Net Assets -- Beginning of Period ................       18,190,239         6,681,503
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    22,805,643   $    18,190,239
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               95               123
 Units Redeemed ..................................              (48)              (35)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               47                88
                                                    ---------------   ---------------


                                                            EQ/Van Kampen
                                                               Emerging                            EQ/Van Kampen
                                                            Markets Equity                         Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (6,617,232)  $     (2,847,424)  $       (261,274)  $        (91,750)
 Net realized gain (loss) on investments .........       194,465,157         85,132,541          4,365,657            194,027
 Change in unrealized appreciation
  (depreciation) of investments ..................       (16,557,720)        15,805,873              9,875            613,623
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       171,290,205         98,090,990          4,114,258            715,900
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        68,691,078         53,782,523          6,676,875          3,840,188
  Transfers between funds including
   guaranteed interest account, net ..............        32,756,320         36,438,793         21,744,684          6,823,709
  Transfers for contract benefit and
   terminations ..................................       (48,029,885)       (29,992,859)        (2,076,252)          (722,724)
  Contract maintenance charges ...................          (352,283)          (239,687)           (15,676)            (4,736)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        53,065,230         59,988,770         26,329,631          9,936,437
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (3,320)          (188,301)                --             (6,555)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       224,352,115        157,891,459         30,443,889         10,645,782
Net Assets -- Beginning of Period ................       410,723,784        252,832,325         15,518,999          4,873,217
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    635,075,899   $    410,723,784   $     45,962,888   $     15,518,999
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,428              1,411                273                142
 Units Redeemed ..................................            (1,225)            (1,075)              (103)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               203                336                170                 77
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Van Kampen                       MarketPLUS
                                                      Real Estate (c) (h)                 International Core
                                                     --------------------    --------------------------------------------
                                                             2007                    2007                    2006
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................   $            403,582    $           (965,442)   $            104,647
 Net realized gain (loss) on investments .........                532,207              31,948,219              12,588,588
 Change in unrealized appreciation
  (depreciation) of investments ..................            (13,599,212)            (17,185,462)              1,141,332
                                                     --------------------    --------------------    --------------------
 Net increase (decrease) in net assets from
  operations .....................................            (12,663,423)             13,797,315              13,834,567
                                                     --------------------    --------------------    --------------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              7,808,101              15,927,821              17,471,733
  Transfers between funds including
   guaranteed interest account, net ..............            141,381,990              (2,181,941)              5,335,127
  Transfers for contract benefit and
   terminations ..................................             (5,447,099)             (8,910,167)             (7,040,657)
  Contract maintenance charges ...................                (44,413)               (101,727)                (83,652)
  Adjustments to net assets allocated to
   contracts in payout period ....................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................            143,698,579               4,733,986              15,682,551
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                  9,225                    (558)                (54,219)
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets ................            131,044,381              18,530,743              29,462,899
Net Assets -- Beginning of Period ................                     --              98,544,525              69,081,626
                                                     --------------------    --------------------    --------------------
Net Assets -- End of Period ......................   $        131,044,381    $        117,075,268    $         98,544,525
                                                     ====================    ====================    ====================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                     --                      --                      --
 Units Redeemed ..................................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                  1,911                     245                     347
 Units Redeemed ..................................                   (329)                   (211)                   (221)
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                  1,582                      34                     126
                                                     --------------------    --------------------    --------------------


                                                               MarketPLUS                            MarketPLUS
                                                             Large Cap Core                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (10,125)  $        (71,994)  $     (3,134,794)  $     (4,292,628)
 Net realized gain (loss) on investments .........         4,855,971          1,262,601         19,023,896         12,735,612
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,430,562)           598,954         25,806,328         11,003,344
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           415,284          1,789,561         41,695,430         19,446,328
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,614,149          1,235,218         20,536,509         22,230,244
  Transfers between funds including
   guaranteed interest account, net ..............          (548,377)        (1,462,630)       (15,381,909)       (28,464,384)
  Transfers for contract benefit and
   terminations ..................................        (2,280,097)        (1,957,311)       (37,777,013)       (40,641,727)
  Contract maintenance charges ...................           (12,511)           (14,064)          (313,495)          (361,448)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,226,836)        (2,198,787)       (32,935,908)       (47,237,315)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --           (129,172)             2,255            (81,717)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (811,552)          (538,398)         8,761,777        (27,872,704)
Net Assets -- Beginning of Period ................        16,426,451         16,964,849        314,277,197        342,149,901
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     15,614,899   $     16,426,451   $    323,038,974   $    314,277,197
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                33                 22                283                244
 Units Redeemed ..................................               (45)               (45)              (500)              (596)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (23)              (217)              (352)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                              Mid Cap Value
                                                    ---------------------------------
                                                         2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,548,171)  $    (4,644,152)
 Net realized gain (loss) on investments .........      135,453,053        70,466,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     (147,048,888)      (16,830,256)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (13,144,006)       48,991,942
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       56,044,735        58,374,565
  Transfers between funds including
   guaranteed interest account, net ..............      (29,584,203)      (15,513,964)
  Transfers for contract benefit and
   terminations ..................................      (48,128,886)      (44,006,253)
  Contract maintenance charges ...................         (441,487)         (447,896)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (22,109,841)       (1,593,548)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (7,110)         (149,451)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (35,260,957)       47,248,943
Net Assets -- Beginning of Period ................      493,602,383       446,353,440
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   458,341,426   $   493,602,383
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              485               574
 Units Redeemed ..................................             (611)             (585)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................             (126)              (11)
                                                    ---------------   ---------------


                                                              Multimanager                           Multimanager
                                                            Aggressive Equity                          Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (8,797,026)  $     (8,458,860)  $      1,967,465   $      1,938,655
 Net realized gain (loss) on investments .........         2,694,259        (15,621,963)          (478,087)          (639,165)
 Change in unrealized appreciation
  (depreciation) of investments ..................        98,209,591         62,134,112          1,883,980            356,319
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,106,824         38,053,289          3,373,358          1,655,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        31,380,123         37,960,667          7,691,272          8,969,099
  Transfers between funds including
   guaranteed interest account, net ..............       (61,124,312)       (56,697,611)          (704,366)        (3,291,145)
  Transfers for contract benefit and
   terminations ..................................      (119,429,414)      (126,612,896)        (6,581,681)        (7,170,253)
  Contract maintenance charges ...................          (739,232)          (843,352)           (50,780)           (54,947)
  Adjustments to net assets allocated to
   contracts in payout period ....................            10,034            173,657                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (149,902,802)      (146,019,535)           354,445         (1,547,246)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (217,956)          (326,723)            (6,063)           (26,022)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (58,013,934)      (108,292,969)         3,721,740             82,541
Net Assets -- Beginning of Period ................       941,154,687      1,049,447,656         68,377,726         68,295,185
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    883,140,754   $    941,154,687   $     72,099,466   $     68,377,726
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               648                799                 --                 --
 Units Redeemed ..................................            (2,211)            (2,510)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................            (1,563)            (1,711)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                34                 47                148                144
 Units Redeemed ..................................               (65)               (60)              (145)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (31)               (13)                 3                (14)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                          Multimanager
                                                                Health Care                           High Yield
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (648,600)  $        (99,116)  $     11,723,542   $     10,185,040
 Net realized gain (loss) on investments .........         5,523,951          2,489,687           (278,762)          (669,347)
 Change in unrealized appreciation
  (depreciation) of investments ..................        (1,195,161)          (658,603)        (7,784,322)         5,173,752
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,680,190          1,731,968          3,660,458         14,689,445
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,083,446          7,441,675         19,601,990         18,019,567
  Transfers between funds including
   guaranteed interest account, net ..............        (2,237,143)          (323,954)           (10,105)        (2,156,608)
  Transfers for contract benefit and
   terminations ..................................        (3,797,857)        (3,886,425)       (22,232,556)       (21,247,597)
  Contract maintenance charges ...................           (39,094)           (38,559)          (135,987)          (140,527)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --             11,698            (72,342)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,009,352          3,192,737         (2,764,960)        (5,597,507)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (299)           (68,167)           (18,161)             1,179
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,243          4,856,538            877,337          9,093,117
Net Assets -- Beginning of Period ................        48,398,131         43,541,593        180,760,079        171,666,962
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     53,087,374   $     48,398,131   $    181,637,416   $    180,760,079
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                233                224
 Units Redeemed ..................................                --                 --               (251)              (256)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                (18)               (32)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               133                148                111                 87
 Units Redeemed ..................................              (124)              (122)              (106)               (87)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 26                  5                 --
                                                    ----------------   ----------------   ----------------   ----------------


                                                              Multimanager
                                                          International Equity
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (651,668)  $       775,161
 Net realized gain (loss) on investments .........       17,899,529         9,382,266
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,342,494)        7,586,574
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       11,905,367        17,744,001
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       13,988,256        14,357,959
  Transfers between funds including
   guaranteed interest account, net ..............         (457,174)       14,243,043
  Transfers for contract benefit and
   terminations ..................................       (8,558,403)       (6,383,398)
  Contract maintenance charges ...................          (81,183)          (66,846)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        4,891,496        22,150,758
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               51           (57,121)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       16,796,914        39,837,638
Net Assets -- Beginning of Period ................      104,950,468        65,112,830
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   121,747,382   $   104,950,468
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              254               323
 Units Redeemed ..................................             (225)             (180)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               29               143
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Large Cap                           Multimanager
                                                               Core Equity                        Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (183,826)  $       (126,312)  $       (493,442)  $       (467,924)
 Net realized gain (loss) on investments .........         3,004,106          2,047,275          6,262,577          3,427,342
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,021,923)           496,283         (2,088,714)        (3,425,656)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           798,357          2,417,246          3,680,421           (466,238)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,267,583          1,964,622          4,428,795          5,052,052
  Transfers between funds including
   guaranteed interest account, net ..............         1,097,527           (977,943)           195,467         (2,028,845)
  Transfers for contract benefit and
   terminations ..................................        (1,903,584)        (2,446,196)        (3,999,481)        (3,450,562)
  Contract maintenance charges ...................           (16,371)           (16,338)           (32,616)           (32,930)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,445,155         (1,475,855)           592,165           (460,285)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............        (1,435,996)           (54,449)                --            (53,308)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           807,516            886,942          4,272,586           (979,831)
Net Assets -- Beginning of Period ................        21,473,294         20,586,352         38,132,493         39,112,324
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     22,280,810   $     21,473,294   $     42,405,079   $     38,132,493
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                62                 47                131                131
 Units Redeemed ..................................               (51)               (60)              (128)              (136)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                (13)                 3                 (5)
                                                    ----------------   ----------------   ----------------   ----------------


                                                             Multimanager
                                                            Large Cap Value
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (89,710)  $       954,715
 Net realized gain (loss) on investments .........       12,187,966         3,512,154
 Change in unrealized appreciation
  (depreciation) of investments ..................      (10,676,307)        5,074,150
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,421,949         9,541,019
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        9,541,991         9,298,233
  Transfers between funds including
   guaranteed interest account, net ..............        3,381,215         7,344,220
  Transfers for contract benefit and
   terminations ..................................       (6,229,917)       (5,308,228)
  Contract maintenance charges ...................          (40,879)          (32,553)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,652,410        11,301,672
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               13           (62,697)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,074,372        20,779,994
Net Assets -- Beginning of Period ................       67,536,147        46,756,153
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    75,610,519   $    67,536,147
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                1                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              214               217
 Units Redeemed ..................................             (170)             (131)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               44                86
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Mid Cap
                                                                 Growth
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,130,878)  $      (630,656)
 Net realized gain (loss) on investments .........       10,929,718         9,970,647
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,289,899)       (3,179,076)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        8,508,941         6,160,915
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,959,058        10,015,764
  Transfers between funds including
   guaranteed interest account, net ..............       (4,300,969)       (4,031,680)
  Transfers for contract benefit and
   terminations ..................................       (7,017,445)       (7,207,819)
  Contract maintenance charges ...................          (75,679)          (78,132)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (2,435,035)       (1,301,867)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              226           (53,234)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,074,132         4,805,814
Net Assets -- Beginning of Period ................       82,959,929        78,154,115
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    89,034,061   $    82,959,929
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              160               201
 Units Redeemed ..................................             (183)             (216)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (23)              (15)
                                                    ---------------   ---------------


                                                                                                     Multimanager
                                                              Multimanager                             Small Cap
                                                              Mid Cap Value                           Growth (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,020,988)  $        296,313   $       (672,155)  $         45,520
 Net realized gain (loss) on investments .........         5,009,315          6,661,200          7,009,698             49,937
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,726,493)         1,877,458         (7,496,644)          (307,773)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (738,166)         8,834,971         (1,159,101)          (212,316)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,433,660          6,996,331         10,112,069         12,279,539
  Transfers between funds including
   guaranteed interest account, net ..............        (3,623,445)            99,840         15,533,403         14,774,593
  Transfers for contract benefit and
   terminations ..................................        (7,553,202)        (7,423,788)        (4,113,992)        (2,216,019)
  Contract maintenance charges ...................           (50,529)           (51,585)           (48,310)           (21,759)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (3,793,516)          (379,202)        21,483,170         24,816,354
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (58)           (48,731)            35,174            (15,534)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        (4,531,740)         8,407,038         20,359,243         24,588,504
Net Assets -- Beginning of Period ................        75,697,888         67,290,850         39,282,974         14,694,470
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     71,166,148   $     75,697,888   $     59,642,217   $     39,282,974
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               145                139                374                413
 Units Redeemed ..................................              (170)              (144)              (232)              (237)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (25)                (5)               142                176
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                             Small Cap Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (2,031,377)  $     8,598,822
 Net realized gain (loss) on investments .........       14,028,767        15,793,209
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,937,728)        1,854,864
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,940,338)       26,246,895
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       27,335,223        34,768,516
  Transfers between funds including
   guaranteed interest account, net ..............      (24,954,220)       (3,421,545)
  Transfers for contract benefit and
   terminations ..................................      (18,765,192)      (18,049,070)
  Contract maintenance charges ...................         (206,035)         (208,719)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (16,590,224)       13,089,182
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (4,717)          (59,543)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (38,535,279)       39,276,534
Net Assets -- Beginning of Period ................      213,105,965       173,829,431
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   174,570,686   $   213,105,965
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              196               330
 Units Redeemed ..................................             (279)             (263)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (83)               67
                                                    ---------------   ---------------


                                                               Multimanager                         Target 2015
                                                                Technology                         Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,533,351)  $     (1,467,146)  $        161,257   $         24,107
 Net realized gain (loss) on investments .........        13,077,795         12,268,244            148,666              1,217
 Change in unrealized appreciation
  (depreciation) of investments ..................         5,906,751         (4,621,826)          (170,852)             6,546
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,451,195          6,179,272            139,071             31,870
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        10,797,822         11,063,634          1,675,676             83,205
  Transfers between funds including
   guaranteed interest account, net ..............           (86,812)        (6,359,589)         4,952,929          1,118,971
  Transfers for contract benefit and
   terminations ..................................       (11,372,007)       (11,664,420)          (140,616)           (11,925)
  Contract maintenance charges ...................          (102,374)          (110,520)            (2,051)              (105)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (763,371)        (7,070,895)         6,485,938          1,190,146
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (79)           (64,158)                --                  2
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        16,687,745           (955,781)         6,625,009          1,222,018
Net Assets -- Beginning of Period ................       113,195,008        114,150,789          1,222,018                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    129,882,753   $    113,195,008   $      7,847,027   $      1,222,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               795                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               795                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               488                545                 67                 12
 Units Redeemed ..................................              (507)              (617)               (11)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (19)               (72)                56                 11
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Target 2025
                                                             Allocation (a)
                                                    ---------------------------------
                                                       2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       145,662   $        16,424
 Net realized gain (loss) on investments .........          185,170             1,457
 Change in unrealized appreciation
  (depreciation) of investments ..................         (225,356)           12,186
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          105,476            30,067
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        3,196,080           288,863
  Transfers between funds including
   guaranteed interest account, net ..............        5,055,982           717,301
  Transfers for contract benefit and
   terminations ..................................         (161,386)             (766)
  Contract maintenance charges ...................           (4,529)             (207)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        8,086,147         1,005,191
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              229                16
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,191,852         1,035,274
Net Assets -- Beginning of Period ................        1,035,274                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     9,227,126   $     1,035,274
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               84                10
 Units Redeemed ..................................              (13)               (1)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               71                 9
                                                    ---------------   ---------------


                                                              Target 2035                           Target 2045
                                                             Allocation (a)                        Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,266   $          6,739   $         33,842   $          5,121
 Net realized gain (loss) on investments .........            84,866              2,860            158,680              2,055
 Change in unrealized appreciation
  (depreciation) of investments ..................           (96,824)            10,655           (156,241)             1,333
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            52,308             20,254             36,281              8,509
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,612,698            251,560          1,765,771             93,771
  Transfers between funds including
   guaranteed interest account, net ..............         1,708,600            259,463          1,257,609            278,287
  Transfers for contract benefit and
   terminations ..................................          (161,739)              (119)           (31,069)              (120)
  Contract maintenance charges ...................            (6,753)               (60)            (4,874)               (60)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,152,806            510,844          2,987,437            371,878
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --                 17                (14)               109
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,205,114            531,115          3,023,704            380,496
Net Assets -- Beginning of Period ................           531,115                 --            380,496                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,736,229   $        531,115   $      3,404,200   $        380,496
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                40                  6                 34                  4
 Units Redeemed ..................................                (5)                (1)                (8)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                35                  5                 26                  3
                                                    ----------------   ----------------   ----------------   ----------------


-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) Commenced operations May 18, 2007.
(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2007

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 77 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/BlackRock Basic Value Equity(1)
o EQ/BlackRock International Value(1)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(2)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Van Kampen Real Estate
o MarketPLUS International Core(3)
o MarketPLUS Large Cap Core(4)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(6)
o Multimanager Aggressive Equity(9)
o Multimanager Core Bond(9)
o Multimanager Health Care(9)
o Multimanager High Yield(9)
o Multimanager International Equity(9)
o Multimanager Large Cap Core Equity(9)
o Multimanager Large Cap Growth(9)
o Multimanager Large Cap Value(9)
o Multimanager Mid Cap Growth(9)
o Multimanager Mid Cap Value(9)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(9)
o Multimanager Technology(9)
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   (1) Formerly known as EQ/Mercury.
   (2) Formerly known as EQ/TCW Equity.
   (3) Formerly known as EQ/Capital Guardian International.
   (4) Formerly known as EQ/MFS Investors Trust.
   (5) Formerly known as EQ/MFS Emerging Growth Companies.
   (6) Formerly known as EQ/FI Mid Cap Value.
   (7) Formerly known as AXA Premier VIP.
   (8) Formerly known as EQ/Small Company Growth.
   (9) Formerly known as EQ/Small Cap Value.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2006. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement and At Retirement (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                               Purchases       Sales
                                                             -------------  ------------
AXA Aggressive Allocation .................................. $ 118,556,842  $ 31,390,350
AXA Conservative Allocation ................................    40,229,137    13,928,797
AXA Conservative-Plus Allocation ...........................    58,507,752    18,909,639
AXA Moderate Allocation ....................................   240,910,072   197,993,936
AXA Moderate-Plus Allocation ...............................   324,403,074    72,390,223
EQ/AllianceBernstein Common Stock ..........................   131,865,365   749,516,997
EQ/AllianceBernstein Intermediate Government Securities ....    28,219,384    33,470,400
EQ/AllianceBernstein International .........................   290,858,071   223,308,710
EQ/AllianceBernstein Large Cap Growth ......................    24,030,628    42,987,447


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Continued)

                                                             Purchases           Sales
                                                         ----------------  ----------------
EQ/AllianceBernstein Quality Bond .....................  $     42,633,619  $     38,051,843
EQ/AllianceBernstein Small Cap Growth .................       144,183,273       130,312,052
EQ/AllianceBernstein Value ............................     1,765,982,747       643,842,408
EQ/Ariel Appreciation II ..............................         1,878,748         1,775,412
EQ/AXA Rosenberg Value Long/Short Equity ..............         4,195,249         4,915,383
EQ/BlackRock Basic Value Equity .......................       110,808,067        89,258,574
EQ/BlackRock International Value ......................       146,879,912        90,838,839
EQ/Boston Advisors Equity Income ......................        27,090,935        16,212,581
EQ/Calvert Socially Responsible .......................         8,360,970         4,273,010
EQ/Capital Guardian Growth ............................        11,099,597         4,713,180
EQ/Capital Guardian Research ..........................       158,030,740        49,800,198
EQ/Caywood-Scholl High Yield Bond .....................        19,609,225         6,900,271
EQ/Davis New York Venture .............................         6,758,152           860,893
EQ/Equity 500 Index ...................................       241,077,305       265,145,342
EQ/Evergreen International Bond .......................        19,885,010         5,509,781
EQ/Evergreen Omega ....................................        14,964,638        10,035,676
EQ/FI Mid Cap .........................................       140,477,861        70,723,706
EQ/Franklin Income ....................................        92,477,484        14,907,806
EQ/Franklin Small Cap Value ...........................        13,584,735         7,418,245
EQ/Franklin Templeton Founding Strategy ...............        30,569,617         1,712,488
EQ/GAMCO Mergers and Acquisitions .....................         9,311,763         3,610,838
EQ/GAMCO Small Company Value ..........................        97,505,415        37,575,355
EQ/International Growth ...............................        42,559,586        19,559,975
EQ/Janus Large Cap Growth .............................         8,786,066        75,137,099
EQ/JP Morgan Value Opportunities ......................        31,854,455        23,504,746
EQ/JPMorgan Core Bond .................................        51,737,948        29,254,710
EQ/Legg Mason Value Equity ............................         9,392,048         5,495,863
EQ/Long Term Bond .....................................        13,206,274         7,662,752
EQ/Lord Abbett Growth and Income ......................        11,746,410         6,717,294
EQ/Lord Abbett Large Cap Core .........................         4,815,186         2,062,995
EQ/Lord Abbett Mid Cap Value ..........................        26,826,621        12,816,327
EQ/Marsico Focus ......................................       150,950,780        77,258,090
EQ/Money Market .......................................       158,314,693       112,693,045
EQ/Montag & Caldwell Growth ...........................        13,254,259         3,128,775
EQ/Mutual Shares ......................................        38,629,494         6,400,251
EQ/Oppenheimer Global .................................        14,765,278         3,928,190
EQ/Oppenheimer Main Street Opportunity ................         2,123,453           452,433
EQ/Oppenheimer Main Street Small Cap ..................         9,009,972         2,053,160
EQ/PIMCO Real Return ..................................        29,656,349        13,538,531
EQ/Short Duration Bond ................................         8,725,112         4,211,522
EQ/Small Company Index ................................        76,182,013        43,138,926
EQ/T. Rowe Price Growth Stock .........................        81,012,632        11,053,742
EQ/Templeton Growth ...................................        31,673,024         6,160,484
EQ/UBS Growth and Income ..............................        14,047,380         6,394,897
EQ/Van Kampen Comstock ................................        12,858,046         6,307,473
EQ/Van Kampen Emerging Markets Equity .................       451,629,533       295,298,230
EQ/Van Kampen Mid Cap Growth ..........................        44,007,171        15,921,309
EQ/Van Kampen Real Estate .............................       201,319,713        31,385,879
MarketPLUS International Core .........................        59,237,134        33,104,640
MarketPLUS Large Cap Core .............................         7,107,530         5,063,614
MarketPLUS Large Cap Growth ...........................        43,530,719        79,601,421
MarketPLUS Mid Cap Value ..............................       210,528,299       115,880,285
MarketPlus Small Cap Value ............................        56,234,054        58,994,059
Multimanager Aggressive Equity ........................        17,562,792       177,387,235
Multimanager Core Bond ................................        20,212,685        17,915,286


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Concluded)

                                                          Purchases           Sales
                                                       ---------------- ----------------
   Multimanager Health Care .........................  $    20,932,640  $    16,555,663
   Multimanager High Yield ..........................       69,400,980       60,464,781
   Multimanager International Equity ................       53,152,133       42,085,015
   Multimanager Large Cap Core Equity ...............        9,891,402        7,051,567
   Multimanager Large Cap Growth ....................       18,409,265       13,544,846
   Multimanager Large Cap Value .....................       40,741,919       26,568,474
   Multimanager Mid Cap Growth ......................       28,025,671       22,783,464
   Multimanager Mid Cap Value .......................       27,549,198       26,028,076
   Multimanager Small Cap Growth ....................       59,853,330       33,859,877
   Multimanager Technology ..........................       57,948,777       60,245,511
   Target 2015 Allocation ...........................        8,058,862        1,339,350
   Target 2025 Allocation ...........................        9,987,723        1,656,651
   Target 2035 Allocation ...........................        4,887,467          637,819
   Target 2045 Allocation ...........................        4,288,435        1,181,860

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

5. Substitutions/Reorganizations (Concluded)

------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio              Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/AllianceBernstein Growth
                                   and Income                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------
Shares -- Class A                                    51,075,037                       86,128,623
Shares -- Class B                                     7,874,909                       16,296,553
Value -- Class A                   $                      19.34     $                      16.30
Value -- Class B                   $                      19.21     $                      16.27
Net assets before merger           $              1,139,068,217     $                529,973,254
Net assets after merger            $                         --     $              1,669,041,471
------------------------------------------------------------------------------------------------
                                   UIF U.S. Real Estate            EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
Shares -- Class A                                     6,655,759                       17,497,813
Value -- Class A                   $                      23.88     $                       9.13
Net assets before merger           $                158,939,525     $                    815,508
Net assets after merger            $                         --     $                159,755,033
------------------------------------------------------------------------------------------------
 July 6, 2007                      Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/Capital Guardian U.S. Equity  EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
Shares -- Class B                                    11,071,506                       19,211,910
Value -- Class B                   $                      12.05     $                      15.08
Net assets before merger           $                133,411,647     $                156,303,956
Net assets after merger            $                         --     $                289,715,603
------------------------------------------------------------------------------------------------
                                   EQ/Janus Large Cap Growth        EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
Shares -- Class B                                    10,084,118                        3,680,508
Value -- Class B                   $                       7.62     $                      23.21
Net assets before merger           $                 76,840,979     $                  8,583,612
Net assets after merger            $                         --     $                 85,424,591
------------------------------------------------------------------------------------------------
                                   EQ/Wells Fargo Montgomery        Multimanager Small
                                   Small Cap                        Cap Growth
------------------------------------------------------------------------------------------------
Shares -- Class B                                     1,816,793                        6,675,268
Value -- Class B                   $                      14.94     $                      10.65
Net assets before merger           $                 27,142,887     $                 43,948,717
Net assets after merger            $                         --     $                 71,091,604
------------------------------------------------------------------------------------------------
 November 17, 2006                 Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   Laudus Rosenberg VIT             EQ/AXA Rosenberg
                                   Value Long/Short Equity          Value Long/Short Equity
------------------------------------------------------------------------------------------------
Shares -- Class B                                       871,596                          871,596
Value -- Class B                   $                  9,360,937     $                  9,360,937
Net Assets before merger           $                  9,360,937                               --
Net Assets after merger                                      --     $                  9,360,937
------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                            Mortality and                          Financial
                                            Expense Risks     Other Expenses       Accounting             Total
                                            -------------     --------------      -------------      -------------
Old Contracts                                        0.58%              0.16%                --               0.74%
-------------
EQUIPLAN Contracts                                   0.58%              0.16%                --               0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock                    0.56%              0.60%              0.24%              1.40%


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Continued)

                                                    Mortality and                        Financial
                                                    Expense Risks    Other Expenses      Accounting         Total
                                                   ---------------   --------------     ------------     ----------
All Other Funds ..................................            0.50%            0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock ................            1.15%            0.25%              --           1.40%
All Other Funds ..................................            1.09%            0.25%              --           1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ..........................            1.10%            0.24%              --           1.34%
All Other Funds ..................................            1.10%            0.25%              --           1.35%
Momentum Plus Contracts                                       1.10%            0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts                                1.20%            0.25%              --           1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                       --               --               --             --
-----------------------------------------
1.30% All Funds ..................................            0.80%            0.50%              --           1.30%
1.25% All Funds ..................................            0.75%            0.50%              --           1.25%
EQUI-VEST Series 600 and 800 Contracts                        0.95%            0.25%              --           1.20%
--------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds ...................................            0.90%              --               --           0.90%
0.70 All Funds ...................................            0.70%              --               --           0.70%
0.50 All Funds ...................................            0.50%              --               --           0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds ..................................            1.20%              --               --           1.20%
0.90% All Funds ..................................            0.90%              --               --           0.90%
0.70% All Funds ..................................            0.70%              --               --           0.70%
0.50% All Funds ..................................            0.50%              --               --           0.50%
0.25% All Funds ..................................            0.25%              --               --           0.25%
EQUI-VEST Express Series 700 Contracts                        0.70%            0.25%              --           0.95%
--------------------------------------

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the EQ/GAMCO Mergers and Acquisitions, EQ/International Growth, Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Concluded)

fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.




                                                When charge
                 Charges                        is deducted                  Amount deducted              How deducted
---------------------------------------- ------------------------        ----------------------        ------------------
Charge for Trust expenses                Daily                            Vary by portfolio             Unit value

Annual Administrative charge             Annual                           $30 or during the first two
                                                                          contract years 2% of the      Unit liquidation from
                                                                          account value (plus any       account value
                                                                          prior withdrawal during the
                                                                          Contract Year) if less.
Annual Policy fee                        Annual                           Low - Depending on account
                                                                          value, lesser of $30          Unit liquidation from
                                                                          or .50% of account value      account value
                                                                          plus the amount of any
                                                                          active loan.

                                                                          High - Depending on account
                                                                          value, in Years 1 to 2        Unit liquidation from
                                                                          lesser of $30 or 2% of        account value,
                                                                          account value, thereafter
                                                                          $ 30.


Withdrawal Charge                        At time of transaction           Low - 6% of withdrawals or
                                                                          contributions made in
                                                                          the current and prior five
                                                                          participation years,         Unit liquidation from
                                                                          whichever is less.           account value

                                                                          High - 6% of the amount
                                                                          withdrawn, generally
                                                                          declining for the first
                                                                          through the 12th contract
                                                                          year.

                                                                          Exceptions and limitations
                                                                          may eliminate or reduce
                                                                          the withdrawal charge.

Plan Loan charges                        At time of transaction           $25 set-up fee and $6
                                                                          quarterly recordkeeping       Unit liquidation from
                                                                          fee                           account value

Annuity Payout option                    At time of transaction           $350 annuity administration
                                                                          fee                           Unit liquidation from
                                                                                                        account value

Charge for third-party transfer or       At time of transaction           $  25                         Unit liquidation from
exchange                                                                                                account value

Enhanced death benefit charge            Participation date               Low- 0.15% of account         Unit liquidation from
                                         anniversary                      value                         account value


                                                                          High - 0.60% of account
                                                                          value

Guaranteed Mininum Income Benefit                                         0.65%                         Unit liquidation from
                                                                                                        account value

Guaranteed Withdrawal Benefit                                             Low - 0.,60% for single
for Life                                                                        life option;            Unit liquidation from
                                                                                0.75% for joint life    account value
                                                                                option

                                                                          High - 0.75% for single
                                                                                 life;
                                                                                 0.90% for joint life



7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (b)   $ 162.11              --                --            --      5.64 %
         Highest contract charge 1.45% Class B (b)  $ 155.64              --                --            --      4.62%
         All contract charges                             --           1,034          $161,376          2.96%     --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation (Continued)
-------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 153.46              --                 --           --      17.31%
         Highest contract charge 1.45% Class B (b)     $ 148.76              --                 --           --      16.19%
         All contract charges                                --             517         $   77,399         3.46%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 130.82              --                 --           --      7.52%
         Highest contract charge 1.45% Class B (b)     $ 128.03              --                 --           --      6.50%
         All contract charges                                --             178         $   22,965         4.92%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 121.67              --                 --           --      11.24%
         Highest contract charge 1.45% Class B (b)     $ 120.22              --                 --           --      10.17%
         All contract charges                                --              75         $    9,099         2.25%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 109.38              --                 --           --      9.38%
         Highest contract charge 1.45% Class B (b)     $ 109.12              --                 --           --      9.12%
         All contract charges                                --               9         $    1,003         0.70%     --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 122.65              --                 --           --      5.27%
         Highest contract charge 1.45% Class B (b)     $ 117.75              --                 --           --      4.26%
         All contract charges                                --             378         $   44,771         5.06%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 116.51              --                 --           --      5.84%
         Highest contract charge 1.45% Class B (b)     $ 112.94              --                 --           --      4.83%
         All contract charges                                --             167         $   18,932         4.29%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 110.08              --                 --           --      1.93%
         Highest contract charge 1.45% Class B (b)     $ 107.73              --                 --           --      0.96%
         All contract charges                                --             112         $   12,046         3.73%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 108.00              --                 --           --      5.50%
         Highest contract charge 1.45% Class B (b)     $ 106.71              --                 --           --      4.49%
         All contract charges                                --              75         $    8,142         4.11%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 102.37              --                 --           --      2.37%
         Highest contract charge 1.45% Class B (b)     $ 102.13              --                 --           --      2.13%
         All contract charges                                --               8         $      940         5.61%     --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 130.56              --                 --           --      4.96%
         Highest contract charge 1.45% Class B (b)     $ 125.34              --                 --           --      3.95%
         All contract charges                                --             634         $   80,092         4.08%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 124.39              --                 --           --      8.22%
         Highest contract charge 1.45% Class B (b)     $ 120.58              --                 --           --      7.18%
         All contract charges                                --             342         $   41,475         4.04%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 114.94              --                 --           --      2.73%
         Highest contract charge 1.45% Class B (b)     $ 112.49              --                 --           --      1.75%
         All contract charges                                --             180         $   20,363         4.60%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.89              --                 --           --      7.21%
         Highest contract charge 1.45% Class B (b)     $ 110.56              --                 --           --      6.19%
         All contract charges                                --              80         $    8,873         3.62%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 104.36              --                 --           --      4.36%
         Highest contract charge 1.45% Class B (b)     $ 104.11              --                 --           --      4.11%
         All contract charges                                --               9         $      866         6.35%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 109.30              --                 --           --      6.00%
         Highest contract charge 1.45% Class A         $ 144.38              --                 --           --      4.99%
         All contract charges                                --          19,631         $1,586,678         3.35%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.11              --                 --           --      3.11%
         Highest contract charge 1.45% Class A         $ 137.52              --                 --           --      9.00%
         All contract charges                                --          20,240         $1,557,101         2.84%     --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2005   Lowest contract charge 0.90% Class A (c)      $ 183.99              --                 --           --      4.11%
         Highest contract charge 1.45% Class A         $ 126.17              --                 --           --      3.53%
         All contract charges                                --          21,774         $1,543,159         2.54%     --
  2004   Lowest contract charge 0.90% Class A (c)      $ 176.72              --                 --           --      8.02%
         Highest contract charge 1.45% Class A         $ 121.87              --                 --           --      7.42%
         All contract charges                                --          23,508         $1,615,459         2.75%     --
  2003   Lowest contract charge 0.90% Class A (c)      $ 163.61              --                 --           --      18.35%
         Highest contract charge 1.45% Class A         $ 113.45              --                 --           --      17.69%
         All contract charges                                --          25,117         $1,607,776         2.41%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 127.43              --                 --           --      5.73%
         Highest contract charge 1.30% Class B (j)     $ 107.96              --                 --           --      4.90%
         All contract charges                                --           1,218         $  170,510         3.35%     --
  2006   Lowest contract charge 0.50% Class B          $ 120.52              --                 --           --      9.77%
         Highest contract charge 1.30% Class B (j)     $ 102.92              --                 --           --      2.92%
         All contract charges                                --           1,009         $  136,001         2.84%     --
  2005   Lowest contract charge 0.50% Class B          $ 109.79              --                 --           --      4.27%
         Highest contract charge 1.20% Class B         $ 126.19              --                 --           --      3.54%
         All contract charges                                --             916         $  113,231         2.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 105.29              --                 --           --      8.18%
         Highest contract charge 1.20% Class B         $ 121.88              --                 --           --      7.42%
         All contract charges                                --             833         $   99,021         2.75%     --
  2003   Lowest contract charge 0.50% Class B          $  97.33              --                 --           --      18.55%
         Highest contract charge 1.20% Class B         $ 113.46              --                 --           --      17.71%
         All contract charges                                --             750         $   82,998         2.41%     --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 153.90              --                 --           --      5.85%
         Highest contract charge 1.45% Class B (b)     $ 147.76              --                 --           --      4.84%
         All contract charges                                --           3,480         $  513,806         3.38%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 145.39              --                 --           --      13.93%
         Highest contract charge 1.45% Class B (b)     $ 140.94              --                 --           --      12.85%
         All contract charges                                --           1,886         $  267,414         3.54%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 127.61              --                 --           --      6.14%
         Highest contract charge 1.45% Class B (b)     $ 124.89              --                 --           --      5.13%
         All contract charges                                --             728         $   91,285         5.08%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 120.23              --                 --           --      11.13%
         Highest contract charge 1.45% Class B (b)     $ 118.80              --                 --           --      10.07%
         All contract charges                                --             277         $   32,979         3.47%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 108.19              --                 --           --      8.19%
         Highest contract charge 1.45% Class B (b)     $ 107.93              --                 --           --      7.93%
         All contract charges                                --              23         $    2,390         2.59%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.52              --                 --           --      3.22%
         Highest contract charge 1.49% Class A         $ 384.25              --                 --           --      2.53%
         All contract charges                                --           9,616         $3,481,372         1.18%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 104.17              --                 --           --      4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --      9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%     --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --      4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --      3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%     --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --      12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --      14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%     --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --      49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --      48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 105.11              --                 --           --      2.96%
         Highest contract charge 1.30% Class B (j)     $ 106.21              --                 --           --      2.14%
         All contract charges                                --           1,495         $  174,274         1.18%     --
  2006   Lowest contract charge 0.50% Class B          $ 102.09              --                 --           --      10.14%
         Highest contract charge 1.30% Class B (j)     $ 103.98              --                 --           --      3.98%
         All contract charges                                --           1,669         $  190,449         1.39%     --
  2005   Lowest contract charge 0.50% Class B          $  92.69              --                 --           --      3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --      3.05%
         All contract charges                                --           1,776         $  185,056         1.03%     --
  2004   Lowest contract charge 0.50% Class B          $  89.31              --                 --           --      13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --      12.75%
         All contract charges                                --           1,725         $  174,349         1.19%     --
  2003   Lowest contract charge 0.50% Class B          $  78.66              --                 --           --      48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --      47.76%
         All contract charges                                --           1,502         $  134,406         1.77%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.06              --                 --           --      6.59%
         Highest contract charge 1.45% Class A         $ 137.16              --                 --           --      5.57%
         All contract charges                                --             554         $   90,855         4.50%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.44              --                 --           --      0.44%
         Highest contract charge 1.45% Class A         $ 129.92              --                 --           --      1.89%
         All contract charges                                --             586         $   91,303         4.00%     --
  2005   Lowest contract charge 0.74% Class A          $  78.01              --                 --           --      1.04%
         Highest contract charge 1.45% Class A         $ 127.51              --                 --           --      0.02%
         All contract charges                                --             670         $  102,507         3.48%     --
  2004   Lowest contract charge 0.74% Class A          $  77.21              --                 --           --      1.74%
         Highest contract charge 1.45% Class A         $ 127.48              --                 --           --      0.71%
         All contract charges                                --             768         $  117,435         3.04%     --
  2003   Lowest contract charge 0.74% Class A          $  75.89              --                 --           --      1.95%
         Highest contract charge 1.45% Class A         $ 126.58              --                 --           --      0.91%
         All contract charges                                --             892         $  135,637         3.66%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 136.21              --                 --           --      6.32%
         Highest contract charge 1.30% Class B (j)     $ 105.74              --                 --           --      5.48%
         All contract charges                                --             225         $   30,902         4.50%     --
  2006   Lowest contract charge 0.50% Class B          $ 128.11              --                 --           --      2.61%
         Highest contract charge 1.30% Class B (j)     $ 100.25              --                 --           --      0.25%
         All contract charges                                --             254         $   32,922         4.00%     --
  2005   Lowest contract charge 0.50% Class B          $ 124.85              --                 --           --      0.74%
         Highest contract charge 1.20% Class B         $ 127.54              --                 --           --      0.03%
         All contract charges                                --             276         $   35,253         3.48%     --
  2004   Lowest contract charge 0.50% Class B          $ 123.94              --                 --           --      1.43%
         Highest contract charge 1.20% Class B         $ 127.50              --                 --           --      0.72%
         All contract charges                                --             293         $   37,422         3.04%     --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended December 31,
                                                     --------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities (Continued)
----------------------
  2003   Lowest contract charge 0.50% Class B          $ 122.19
         Highest contract charge 1.20% Class B         $ 126.60
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 128.49
         Highest contract charge 1.45% Class A         $ 100.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 109.44
         Highest contract charge 1.45% Class A         $  86.29
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (j)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (j)     $ 105.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  99.56
         Highest contract charge 1.20% Class B         $ 100.63
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  84.67
         Highest contract charge 1.20% Class B         $  86.19
         All contract charges                                --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  75.03
         Highest contract charge 1.45% Class B         $  76.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  66.16
         Highest contract charge 1.45% Class B         $  68.47
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  66.85
         Highest contract charge 1.45% Class B         $  69.86
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  58.46
         Highest contract charge 1.45% Class B         $  61.67
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  54.21
         Highest contract charge 1.45% Class B         $  57.74
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2003              --                --            --      1.63%
                    --                --            --      0.91%
                   331          $ 41,782          3.66%         --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.45%
                    --                --            --      10.38%
                 4,247          $838,849          1.50%          --
  2006              --                --            --      5.97%
                    --                --            --      22.03%
                 4,389          $784,767          1.65%          --
  2005              --                --            --      14.55%
                    --                --            --      13.91%
                 4,512          $660,373          1.71%          --
  2004              --                --            --      17.40%
                    --                --            --      16.75%
                 4,746          $609,069          2.09%          --
  2003              --                --            --      34.22%
                    --                --            --      33.47%
                 5,029          $552,311          1.99%          --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.16%
                    --                --            --      10.29%
                   787          $121,942          1.50%          --
  2006              --                --            --      22.90%
                    --                --            --      5.78%
                   728          $102,893          1.65%          --
  2005              --                --            --      14.72%
                    --                --            --      13.91%
                   651          $ 75,257          1.71%          --
  2004              --                --            --      17.58%
                    --                --            --      16.76%
                   565          $ 57,320          2.09%          --
  2003              --                --            --      34.51%
                    --                --            --      33.56%
                   523          $ 45,436          1.99%          --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
  2007              --                --            --      13.41%
                    --                --            --      12.33%
                 1,870          $145,854            --           --
  2006              --                --            --      (1.04)%
                    --                --            --      (1.98)%
                 2,111          $146,204            --           --
  2005              --                --            --      14.35%
                    --                --            --      13.27%
                 2,304          $162,638            --           --
  2004              --                --            --       7.84%
                    --                --            --       6.81%
                 2,548          $158,455            --           --
  2003              --                --            --      22.58%
                    --                --            --      21.41%
                 2,878          $167,285            --           --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 162.53
         Highest contract charge 1.45% Class A         $ 130.89
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 157.69
         Highest contract charge 1.45% Class A         $ 127.69
         All contract charges                                --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.45% Class B (j)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (j)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.05
         Highest contract charge 1.20% Class B         $ 130.97
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 124.04
         Highest contract charge 1.20% Class B         $ 127.77
         All contract charges                                --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 161.98
         Highest contract charge 1.45% Class A         $ 114.00
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 143.04
         Highest contract charge 1.45% Class A         $ 101.24
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.28%
                    --                --            --      3.27%
                   691          $122,544          5.12%        --
  2006              --                --            --    (0.81)%
                    --                --            --      2.58%
                   694          $119,214          4.01%        --
  2005              --                --            --      1.34%
                    --                --            --      0.78%
                   753          $125,885          3.89%        --
  2004              --                --            --      3.07%
                    --                --            --      2.50%
                   795          $131,674          3.87%        --
  2003              --                --            --      2.87%
                    --                --            --      2.29%
                   889          $143,533          2.68%        --

EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.01%
                    --                --            --      3.18%
                   241          $ 33,892          5.12%        --
  2006              --                --            --      3.30%
                    --                --            --      0.62%
                   246          $ 33,382          4.01%        --
  2005              --                --            --      1.49%
                    --                --            --      0.78%
                   256          $ 33,894          3.89%        --
  2004              --                --            --      3.23%
                    --                --            --      2.50%
                   261          $ 34,083          3.87%        --
  2003              --                --            --      3.02%
                    --                --            --      2.30%
                   274          $ 34,954          2.68%        --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                --            --     16.40%
                    --                --            --     15.28%
                 1,537          $330,250            --         --
  2006              --                --            --      3.84%
                    --                --            --      7.68%
                 1,694          $315,326            --         --
  2005              --                --            --     10.78%
                    --                --            --     10.17%
                 1,836          $316,938            --         --
  2004              --                --            --     13.24%
                    --                --            --     12.61%
                 1,990          $311,435            --         --
  2003              --                --            --     40.02%
                    --                --            --     39.23%
                 2,070          $287,364            --         --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (j)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  83.58
         Highest contract charge 1.20% Class B         $ 114.03
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  73.69
         Highest contract charge 1.20% Class B         $ 101.26
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (r)      $ 155.34
         Highest contract charge 1.45% Class A (r)     $ 142.29
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 155.18
         Highest contract charge 1.30% Class B         $  98.09
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 163.40
         Highest contract charge 1.45% Class B         $ 151.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 135.28
         Highest contract charge 1.45% Class B         $ 126.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.95
         Highest contract charge 1.45% Class B         $ 121.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 114.24
         Highest contract charge 1.45% Class B         $ 108.74
         All contract charges                                --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 112.93
         Highest contract charge 1.45% Class B (g)     $ 110.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 114.85
         Highest contract charge 1.45% Class B (g)     $ 113.50
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 103.83
         Highest contract charge 1.45% Class B (g)     $ 103.60
         All contract charges                                --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 114.05
         Highest contract charge 1.45% Class B (b)     $ 109.49
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                 --           --      16.10%
                    --                 --           --      15.18%
                   353         $   59,087           --          --
  2006              --                 --           --       8.46%
                    --                 --           --       3.66%
                   392         $   57,261           --          --
  2005              --                 --           --      10.94%
                    --                 --           --      10.17%
                   411         $   55,659           --          --
  2004              --                 --           --      13.42%
                    --                 --           --      12.61%
                   408         $   50,408           --          --
  2003              --                 --           --      40.24%
                    --                 --           --      39.24%
                   398         $   43,568           --          --

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.17)%
                    --                 --           --     (5.52)%
                 9,387         $1,261,004         2.66%

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.03)%
                    --                 --           --     (5.79)%
                 1,726         $  239,219         2.66%         --
  2006              --                 --           --      20.78%
                    --                 --           --      19.63%
                 3,483         $  500,340         1.68%         --
  2005              --                 --           --       4.91%
                    --                 --           --       3.91%
                 3,103         $  371,731         1.19%         --
  2004              --                 --           --      13.44%
                    --                 --           --      11.80%
                 2,885         $  331,846         1.41%         --
  2003              --                 --           --      28.10%
                    --                 --           --      26.88%
                 2,551         $  261,872         1.40%         --

EQ/Ariel Appreciation II
------------------------
  2007              --                 --           --     (1.67)%
                    --                 --           --     (2.62)%
                    29         $    3,236         0.38%         --
  2006              --                 --           --      10.61%
                    --                 --           --       9.55%
                    28         $    3,222         1.21%         --
  2005              --                 --           --       3.83%
                    --                 --           --       3.60%
                     6         $      589         0.65%         --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
  2007              --                 --           --       2.78%
                    --                 --           --       1.78%
                    81         $    8,989         1.96%         --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value

                                                     ------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.97
         Highest contract charge 1.45% Class B (b)     $ 107.57
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.94
         Highest contract charge 1.45% Class B (b)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (b)      $ 102.77
         Highest contract charge 1.45% Class B (b)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (b)      $  99.67
         Highest contract charge 1.45% Class B (b)     $  99.43
         All contract charges                                --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 158.23
         Highest contract charge 1.45% Class B         $ 183.24
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 157.18
         Highest contract charge 1.45% Class B         $ 183.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.75
         Highest contract charge 1.45% Class B         $ 183.08
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 132.94
         Highest contract charge 1.45% Class B         $ 168.61
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 106.30
         Highest contract charge 1.45% Class B         $ 136.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  96.39
         Highest contract charge 1.45% Class B         $ 124.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  79.64
         Highest contract charge 1.45% Class B         $ 103.95
         All contract charges                                --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 134.77
         Highest contract charge 1.45% Class B (e)     $ 130.66
         All contract charges

  2006   Lowest contract charge 0.50% Class B (e)      $ 130.62
         Highest contract charge 1.45% Class B (e)     $ 127.87
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006              --                --            --      0.94%
                    --                --            --    (0.02)%
                    89          $  9,606          2.85%        --
  2005              --                --            --      6.97%
                    --                --            --      5.95%
                    77          $  8,297            --         --
  2004              --                --            --      3.11%
                    --                --            --      2.13%
                    16          $  1,704            --         --
  2003              --                --            --     0.33)%
                    --                --            --    (0.57)%
                     4          $    395            --         --

EQ/BlackRock Basic Value Equity
-------------------------------
  2007              --                --            --      0.67%
                    --                --            --    (0.29)%
                 1,706          $383,188          1.08%        --
  2006              --                --            --     20.31%
                    --                --            --     19.16%
                 1,738          $391,171          2.86%        --
  2005              --                --            --      2.44%
                    --                --            --      1.46%
                 1,826          $344,112          1.37%        --
  2004              --                --            --     10.02%
                    --                --            --      8.97%
                 1,866          $346,892          2.14%        --
  2003              --                --            --     30.53%
                    --                --            --     29.30%
                 1,731          $297,750          0.55%        --

EQ/BlackRock International Value
--------------------------------
  2007              --                --            --      9.64%
                    --                --            --      8.58%
                 2,074          $351,707          1.93%        --
  2006              --                --            --     25.06%
                    --                --            --     23.87%
                 1,956          $305,076          3.67%        --
  2005              --                --            --     10.28%
                    --                --            --      9.23%
                 1,646          $206,833          1.84%        --
  2004              --                --            --     21.04%
                    --                --            --     19.88%
                 1,299          $149,224          1.64%        --
  2003              --                --            --     27.40%
                    --                --            --     26.18%
                 1,180          $112,754          2.36%        --

EQ/Boston Advisors Equity Income
--------------------------------
  2007              --                --            --      3.18%
                    --                --            --      2.18%
                   445          $ 58,354          1.93%        --
  2006              --                --            --     15.39%
                    --                --            --     14.29%
                   394          $ 50,720          2.44%        --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (e)      $ 113.20              --                --            --      5.63%
         Highest contract charge 1.45% Class B (e)     $ 111.88              --                --            --      4.62%
         All contract charges                                --             307          $ 34,416          2.12%     --
  2004   Lowest contract charge 0.50% Class B (e)      $ 107.17              --                --            --      9.05%
         Highest contract charge 1.45% Class B (e)     $ 106.95              --                --            --      8.85%
         All contract charges                                --              41          $  4,334          4.19%     --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  94.90              --                --            --      11.57%
         Highest contract charge 1.45% Class B         $ 128.45              --                --            --      10.49%
         All contract charges                                --             218          $ 21,860          0.24%     --
  2006   Lowest contract charge 0.50% Class B          $  85.06              --                --            --      4.70%
         Highest contract charge 1.45% Class B         $ 116.25              --                --            --      3.71%
         All contract charges                                --             185          $ 16,787            --      --
  2005   Lowest contract charge 0.50% Class B          $  81.24              --                --            --      8.20%
         Highest contract charge 1.45% Class B         $ 112.09              --                --            --      7.17%
         All contract charges                                --             156          $ 13,658            --      --
  2004   Lowest contract charge 0.50% Class B          $  75.08              --                --            --      3.07%
         Highest contract charge 1.45% Class B         $ 104.60              --                --            --      2.09%
         All contract charges                                --             128          $ 10,635            --      --
  2003   Lowest contract charge 0.50% Class B          $  72.85              --                --            --      27.31%
         Highest contract charge 1.45% Class B         $ 102.46              --                --            --      26.09%
         All contract charges                                --              96          $  7,714            --      --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  72.73              --                --            --      4.95%
         Highest contract charge 1.45% Class B         $ 104.44              --                --            --      3.94%
         All contract charges                                --             228          $ 18,074            --      --
  2006   Lowest contract charge 0.50% Class B          $  69.30              --                --            --      6.87%
         Highest contract charge 1.45% Class B         $ 100.48              --                --            --      5.85%
         All contract charges                                --             148          $ 11,178          0.20%     --
  2005   Lowest contract charge 0.50% Class B          $  64.85              --                --            --      4.58%
         Highest contract charge 1.45% Class B         $  94.93              --                --            --      3.59%
         All contract charges                                --              97          $  6,904          0.21%     --
  2004   Lowest contract charge 0.50% Class B          $  62.01              --                --            --      5.01%
         Highest contract charge 1.45% Class B         $  91.64              --                --            --      4.00%
         All contract charges                                --              69          $  4,814          0.57%     --
  2003   Lowest contract charge 0.50% Class B          $  59.05              --                --            --      23.33%
         Highest contract charge 1.45% Class B         $  88.12              --                --            --      22.16%
         All contract charges                                --              62          $  4,010          0.16%     --

EQ/Capital Guardian Research (m)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.86              --                --            --      1.15%
         Highest contract charge 1.45% Class B         $ 130.80              --                --            --      0.18%
         All contract charges                                --           1,936          $256,826          1.21%     --
  2006   Lowest contract charge 0.50% Class B          $ 125.42              --                --            --      11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                --            --      10.43%
         All contract charges                                --           1,154          $152,378          0.55%     --
  2005   Lowest contract charge 0.50% Class B          $ 112.49              --                --            --      5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                --            --      4.52%
         All contract charges                                --           1,259          $150,283          0.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 106.60              --                --            --      10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                --            --      9.30%
         All contract charges                                --           1,374          $156,747          0.62%     --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                               Years Ended December 31,
                                               ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003   Lowest contract charge 0.50% Class B         $  96.60
         Highest contract charge 1.45% Class B        $ 103.50
         All contract charges                               --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)     $ 114.90
         Highest contract charge 1.45% Class B (f)    $ 112.00
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)     $ 112.32
         Highest contract charge 1.45% Class B (f)    $ 110.55
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)     $ 104.56
         Highest contract charge 1.45% Class B (f)    $ 103.90
         All contract charges                               --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)     $  97.46
         Highest contract charge 1.45% Class B (l)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (h)     $ 108.48
         Highest contract charge 1.35% Class B (h)    $ 108.47
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (j)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A (c)     $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (c)     $ 190.50
         Highest contract charge 1.45% Class A        $ 100.31
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (c)     $ 173.95
         Highest contract charge 1.45% Class A        $  92.10
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (j)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (j)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003              --                --            --      30.84%
                    --                --            --      29.58%
                 1,433          $149,248          0.43%         --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --            --      2.30%
                    --                --            --      1.31%
                   244          $ 27,417          7.89%        --
  2006              --                --            --      7.42%
                    --                --            --      6.40%
                   145          $ 16,051          8.15%        --
  2005              --                --            --      4.56%
                    --                --            --      3.90%
                    51          $  5,355         16.21%        --

EQ/Davis New York Venture
-------------------------
  2007              --                --            --    (2.54)%
                    --                --            --    (3.13)%
                    64          $  6,154          1.15%        --
  2006              --                --            --      8.48%
                    --                --            --      8.47%
                     3          $    331          0.96%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.69%
                    --                --            --      3.68%
                 2,858          $914,617          1.54%        --
  2006              --                --            --      3.22%
                    --                --            --     13.71%
                 3,024          $934,535          1.75%        --
  2005              --                --            --      3.72%
                    --                --            --      3.15%
                 3,339          $909,007          1.53%        --
  2004              --                --            --      9.51%
                    --                --            --      8.91%
                 3,638          $957,647          1.66%        --
  2003              --                --            --     26.99%
                    --                --            --     26.29%
                 3,812          $921,012          1.53%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.43%
                    --                --            --      3.60%
                   902          $106,809          1.54%        --
  2006              --                --            --     14.52%
                    --                --            --      3.03%
                   894          $102,360          1.75%        --
  2005              --                --            --      3.88%
                    --                --            --      3.15%
                   907          $ 91,189          1.53%        --
  2004              --                --            --      9.68%
                    --                --            --      8.91%
                   860          $ 83,780          1.66%        --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charge 0.50% Class B         $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)     $ 109.34
         Highest contract charge 1.45% Class B (g)    $ 107.01
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (g)     $ 100.53
         Highest contract charge 1.45% Class B (g)    $  99.34
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (g)     $  97.69
         Highest contract charge 1.45% Class B (g)    $  97.47
         All contract charges                               --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 100.16
         Highest contract charge 1.45% Class B        $  95.65
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  90.42
         Highest contract charge 1.45% Class B        $  87.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 149.37
         Highest contract charge 1.45% Class B        $ 136.02
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 138.97
         Highest contract charge 1.45% Class B        $ 127.77
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)     $ 106.18
         Highest contract charge 1.45% Class B (h)    $ 104.85
         All contract charges                               --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --            --      27.18%
                    --                --            --      26.30%
                   740          $ 66,130          1.53%         --

EQ/Evergreen International Bond
-------------------------------
  2007              --                --            --      8.76%
                    --                --            --      7.72%
                   213          $ 22,866          3.57%        --
  2006              --                --            --      2.90%
                    --                --            --      1.92%
                    77          $  7,685          0.47%        --
  2005              --                --            --    (2.31)%
                    --                --            --    (2.53)%
                     5          $    503            --         --

EQ/Evergreen Omega
------------------
  2007              --                --            --     10.77%
                    --                --            --      9.72%
                   295          $ 28,671            --         --
  2006              --                --            --      5.34%
                    --                --            --      4.34%
                   257          $ 22,739          2.11%        --
  2005              --                --            --      3.44%
                    --                --            --      2.46%
                   288          $ 24,388          0.04%        --
  2004              --                --            --      6.51%
                    --                --            --      5.49%
                   298          $ 24,676          0.35%        --
  2003              --                --            --     37.51%
                    --                --            --     36.21%
                   168          $ 12,964            --         --

EQ/FI Mid Cap
-------------
  2007              --                --            --      7.48%
                    --                --            --      6.46%
                 2,644          $364,141            --         --
  2006              --                --            --     10.97%
                    --                --            --      9.91%
                 2,461          $318,026          3.32%        --
  2005              --                --            --      5.83%
                    --                --            --      4.83%
                 2,266          $265,901          7.70%        --
  2004              --                --            --     15.45%
                    --                --            --     14.35%
                 1,999          $223,196          2.47%        --
  2003              --                --            --     42.89%
                    --                --            --     41.52%
                 1,577          $153,931            --         --

EQ/Franklin Income
------------------
  2007              --                --            --      1.55%
                    --                --            --      0.57%
                   825          $ 86,650          4.64%        --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Franklin Income (Continued)
------------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 104.56
         Highest contract charge 1.45% Class B (h)     $ 104.26
         All contract charges                                --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $  98.64
         Highest contract charge 1.45% Class B (h)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.50
         Highest contract charge 1.45% Class B (h)     $ 108.18
         All contract charges                                --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (k)      $  95.67
         Highest contract charge 1.45% Class B (k)     $  95.10
         All contract charges                                --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 121.36
         Highest contract charge 1.45% Class B         $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 117.94
         Highest contract charge 1.45% Class B         $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 105.64
         Highest contract charge 1.45% Class B         $ 104.97
         All contract charges                                --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 151.41
         Highest contract charge 1.45% Class B (e)     $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 139.23
         Highest contract charge 1.45% Class B (e)     $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 117.75
         Highest contract charge 1.45% Class B (e)     $ 116.38
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 113.44
         Highest contract charge 1.45% Class B (e)     $ 113.20
         All contract charges                                --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 167.16
         Highest contract charge 1.45% Class B (f)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 144.57
         Highest contract charge 1.45% Class B (f)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 115.64
         Highest contract charge 1.45% Class B (f)     $ 114.91
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006             --                 --            --      4.56%
                   --                 --            --      4.26%
                  122           $ 12,767          2.55%        --

EQ/Franklin Small Cap Value
---------------------------
  2007             --                 --            --    (9.09)%
                   --                 --            --    (9.96)%
                   66           $  6,402          0.57%        --
  2006             --                 --            --      8.50%
                   --                 --            --      8.18%
                   11           $  1,216          0.58%        --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2007             --                 --            --    (4.33)%
                   --                 --            --    (4.90)%
                  292           $ 27,827          2.48%        --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007             --                 --            --      2.90%
                   --                 --            --      1.91%
                  108           $ 12,892          0.81%        --
  2006             --                 --            --     11.65%
                   --                 --            --     10.58%
                   65           $  7,591          6.42%        --
  2005             --                 --            --      5.64%
                   --                 --            --      4.97%
                   23           $  2,512          4.96%        --

EQ/GAMCO Small Company Value
----------------------------
  2007             --                 --            --      8.75%
                   --                 --            --      7.70%
                  866           $127,593          0.52%        --
  2006             --                 --            --     18.24%
                   --                 --            --     17.12%
                  484           $ 66,227          1.54%        --
  2005             --                 --            --      3.80%
                   --                 --            --      2.81%
                  341           $ 39,738          0.98%        --
  2004             --                 --            --     13.51%
                   --                 --            --     13.31%
                   47           $  5,219          0.43%        --

EQ/International Growth
-----------------------
  2007             --                 --            --     15.63%
                   --                 --            --     14.51%
                  227           $ 37,401          0.70%        --
  2006             --                 --            --     25.01%
                   --                 --            --     23.82%
                   88           $ 12,581          1.19%        --
  2005             --                 --            --     15.64%
                   --                 --            --     14.91%
                   19           $  2,170          1.92%        --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                           Years Ended December 31,
                                           ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 124.31
         Highest contract charge 1.45% Class B         $ 117.27
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 121.18
         Highest contract charge 1.45% Class B         $ 115.42
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.03
         Highest contract charge 1.45% Class B         $ 112.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 115.07
         Highest contract charge 1.45% Class B         $ 111.72
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 111.09
         Highest contract charge 1.45% Class B         $ 108.90
         All contract charges                                --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 108.69
         Highest contract charge 1.45% Class B         $ 102.84
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  98.51
         Highest contract charge 1.45% Class B         $  94.11
         All contract charges                                --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 106.08
         Highest contract charge 1.45% Class B (g)     $ 103.83
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 113.34
         Highest contract charge 1.45% Class B (g)     $ 112.00
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.62
         Highest contract charge 1.45% Class B (g)     $ 106.38
         All contract charges                                --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 108.86
         Highest contract charge 1.45% Class B (g)     $ 106.12
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 101.88
         Highest contract charge 1.45% Class B (g)     $ 100.27
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --            --      2.58%
                    --                --            --      1.60%
                 1,164          $138,131          4.62%        --
  2006              --                --            --      3.54%
                    --                --            --      2.56%
                 1,009          $117,710          4.54%        --
  2005              --                --            --      1.70%
                    --                --            --      0.74%
                   891          $101,135          3.93%        --
  2004              --                --            --      3.58%
                    --                --            --      2.59%
                   627          $ 70,510          4.57%        --
  2003              --                --            --      2.85%
                    --                --            --      1.87%
                   468          $ 51,312          3.72%        --

EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --            --    (1.71)%
                    --                --            --    (2.65)%
                   431          $ 64,820          1.36%        --
  2006              --                --            --     19.78%
                    --                --            --     18.64%
                   445          $ 68,748          4.40%        --
  2005              --                --            --      3.40%
                    --                --            --      2.42%
                   466          $ 60,726          1.51%        --
  2004              --                --            --     10.33%
                    --                --            --      9.27%
                   497          $ 63,509          1.28%        --
  2003              --                --            --     26.18%
                    --                --            --     24.98%
                   530          $ 61,883          1.35%        --

EQ/Legg Mason Value Equity
--------------------------
  2007              --                --            --    (6.41)%
                    --                --            --    (7.29)%
                   201          $ 20,937            --         --
  2006              --                --            --      6.30%
                    --                --            --      5.29%
                   168          $ 18,866          0.05%        --
  2005              --                --            --      6.62%
                    --                --            --      6.38%
                    20          $  2,150          0.14%        --

EQ/Long Term Bond
-----------------
  2007              --                --            --      6.85%
                    --                --            --      5.83%
                   223          $ 23,944          4.43%        --
  2006              --                --            --      1.31%
                    --                --            --      0.35%
                   176          $ 17,749          4.74%        --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                             Years Ended December 31,
                                             ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005   Lowest contract charge 0.50% Class B (g)      $ 100.56
         Highest contract charge 1.45% Class B (g)     $  99.92
         All contract charges                                --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 127.98
         Highest contract charge 1.45% Class B (g)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 124.31
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.59
         Highest contract charge 1.45% Class B (g)     $ 105.91
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (g)      $ 131.15
         Highest contract charge 1.45% Class B (g)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 119.10
         Highest contract charge 1.45% Class B (g)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.21
         Highest contract charge 1.45% Class B (g)     $ 105.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 125.51
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 125.42
         Highest contract charge 1.45% Class B (g)     $ 123.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 112.11
         Highest contract charge 1.45% Class B (g)     $ 111.40
         All contract charges                                --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 133.98
         Highest contract charge 1.45% Class B         $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 121.84
         Highest contract charge 1.45% Class B         $ 119.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --            --      0.56%
                    --                --            --    (0.08)%
                   105          $ 10,485          5.11%        --

EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --            --      2.95%
                    --                --            --      1.97%
                   130          $ 16,386          1.18%        --
  2006              --                --            --     16.63%
                    --                --            --     15.51%
                    95          $ 11,695          1.50%        --
  2005              --                --            --      6.59%
                    --                --            --      5.91%
                    16          $  1,731          1.68%        --

EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --            --     10.12%
                    --                --            --      9.07%
                    54          $  7,108          0.82%        --
  2006              --                --            --     12.13%
                    --                --            --     11.06%
                    35          $  4,131          1.24%        --
  2005              --                --            --      6.21%
                    --                --            --      8.09%
                    18          $  1,877          0.93%        --

EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --            --      0.07%
                    --                --            --    (0.89)%
                   231          $ 28,442          0.59%        --
  2006              --                --            --     11.87%
                    --                --            --     10.80%
                   140          $ 17,357          1.16%        --
  2005              --                --            --     12.11%
                    --                --            --     11.40%
                    94          $ 10,450          1.72%        --

EQ/Marsico Focus
----------------
  2007              --                --            --     13.47%
                    --                --            --     12.39%
                 2,374          $411,149          0.18%        --
  2006              --                --            --      8.78%
                    --                --            --      7.74%
                 2,089          $321,846          0.74%        --
  2005              --                --            --     10.15%
                    --                --            --      9.10%
                 1,655          $236,310            --         --
  2004              --                --            --      9.96%
                    --                --            --      8.91%
                 1,280          $167,297            --         --
  2003              --                --            --     30.48%
                    --                --            --     29.24%
                 1,027          $122,876            --         --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                          Years Ended December 31,
                                          ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
  2004   Lowest contract charge 0.74% Class A          $  42.43
         Highest contract charge 1.49% Class A         $  33.69
         All contract charges                                --
  2003   Lowest contract charge 0.74% Class A          $  42.25
         Highest contract charge 1.49% Class A         $  33.81
         All contract charges                                --

EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (j)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 105.58
         Highest contract charge 1.20% Class B         $ 111.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 105.29
         Highest contract charge 1.20% Class B         $ 112.05
         All contract charges                                --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 141.99
         Highest contract charge 1.45% Class B (e)     $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 118.12
         Highest contract charge 1.45% Class B (e)     $ 115.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 109.97
         Highest contract charge 1.45% Class B (e)     $ 108.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 104.85
         Highest contract charge 1.45% Class B (e)     $ 104.63
         All contract charges                                --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.61
         Highest contract charge 1.45% Class B (h)     $ 107.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --                --            --      4.46%
                    --                --            --      3.62%
                 3,066          $147,228          4.79%        --
  2006              --                --            --      0.76%
                    --                --            --      3.35%
                 2,357          $111,741          4.59%        --
  2005              --                --            --      2.25%
                    --                --            --      1.48%
                 1,710          $ 61,840          2.80%        --
  2004              --                --            --      0.41%
                    --                --            --    (0.36)%
                 1,808          $ 79,290          0.97%        --
  2003              --                --            --      0.20%
                    --                --            --    (0.56)%
                 2,080          $105,282          0.71%        --

EQ/Money Market
---------------
  2007              --                --            --      4.18%
                    --                --            --      3.35%
                   368          $ 44,041          4.79%        --
  2006              --                --            --      3.96%
                    --                --            --      0.60%
                   293          $ 33,856          4.59%        --
  2005              --                --            --      2.11%
                    --                --            --      1.40%
                   229          $ 47,898          2.80%        --
  2004              --                --            --      0.27%
                    --                --            --    (0.43)%
                   253          $ 36,399          0.97%        --
  2003              --                --            --      0.07%
                    --                --            --    (0.64)%
                   316          $ 34,814          0.71%        --

EQ/Montag & Caldwell Growth
---------------------------
  2007              --                --            --     20.21%
                    --                --            --     19.06%
                   106          $ 14,637          0.46%        --
  2006              --                --            --      7.41%
                    --                --            --      6.39%
                    32          $  3,686          0.21%        --
  2005              --                --            --      4.88%
                    --                --            --      3.88%
                    26          $  2,846          0.44%        --
  2004              --                --            --      7.93%
                    --                --            --      7.74%
                     2          $    224          0.27%        --

EQ/Mutual Shares
----------------
  2007              --                --            --      1.15%
                    --                --            --      0.17%
                   337          $ 36,145            --         --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                Years Ended December 31,
                                                ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Mutual Shares (Continued)
----------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 107.38
         Highest contract charge 1.45% Class B (h)     $ 107.07
         All contract charges                                --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 116.99
         Highest contract charge 1.45% Class B (h)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.23
         Highest contract charge 1.45% Class B (h)     $ 110.91
         All contract charges                                --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)      $  95.69
         Highest contract charge 1.45% Class B (l)     $  95.12
         All contract charges                                --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.77
         Highest contract charge 1.45% Class B (h)     $ 107.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.28
         Highest contract charge 1.45% Class B (h)     $ 110.95
         All contract charges                                --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 110.69
         Highest contract charge 1.45% Class B (f)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $  99.80
         Highest contract charge 1.45% Class B (f)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $  99.91
         Highest contract charge 1.45% Class B (f)     $  99.28
         All contract charges                                --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 108.78
         Highest contract charge 1.45% Class B (f)     $ 106.04
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 103.81
         Highest contract charge 1.45% Class B (f)     $ 102.17
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 100.36
         Highest contract charge 1.45% Class B (f)     $  99.72
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Mutual Shares (Continued)
----------------------------
  2006              --                --            --      7.38%
                    --                --            --      7.07%
                    44          $  4,705          0.43%        --
EQ/Oppenheimer Global
---------------------
  2007              --                --            --      5.18%
                    --                --            --      4.17%
                   114          $ 13,151          0.37%        --
  2006              --                --            --     11.23%
                    --                --            --     10.91%
                    21          $  2,340          0.05%        --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --                --            --    (4.31)%
                    --                --            --    (4.88)%
                    16          $  1,547          0.75%        --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --                --            --    (2.26)%
                    --                --            --    (3.20)%
                    74          $  7,887            --         --
  2006              --                --            --     11.28%
                    --                --            --     10.95%
                    13          $  1,493          1.28%        --

EQ/PIMCO Real Return
--------------------
  2007              --                --            --     10.91%
                    --                --            --      9.86%
                   448          $ 48,682          3.10%        --
  2006              --                --            --    (0.11)%
                    --                --            --    (1.06)%
                   303          $ 29,905          4.95%        --
  2005              --                --            --    (0.09)%
                    --                --            --    (0.72)%
                   149          $ 14,808          5.53%        --

EQ/Short Duration Bond
----------------------
  2007              --                --            --      4.79%
                    --                --            --      3.79%
                   111          $ 11,897          4.93%        --
  2006              --                --            --      3.44%
                    --                --            --      2.46%
                    72          $  7,341          4.64%     0.36%
  2005              --                --            --     (0.28)%
                    --                --            --         --
                    22          $  2,204          2.87%        --

EQ/Small Company Index
----------------------
  2007              --                --            --    (2.33)%
                    --                --            --    (3.26)%
                 1,028          $162,622          1.40%        --
  2006              --                --            --     17.12%
                    --                --            --     16.01%
                   903          $147,411          1.37%        --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended  December 31,
                                              --------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 139.82
         Highest contract charge 1.45% Class B         $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 119.41
         Highest contract charge 1.45% Class B         $ 117.06
         All contract charges                                --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.48
         Highest contract charge 1.45% Class B (e)     $ 113.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.11
         Highest contract charge 1.45% Class B (e)     $ 107.80
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 115.29
         Highest contract charge 1.45% Class B (e)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 111.43
         Highest contract charge 1.45% Class B (e)     $ 111.19
         All contract charges                                --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 109.56
         Highest contract charge 1.45% Class B (g)     $ 108.19
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 107.86
         Highest contract charge 1.45% Class B (g)     $ 107.54
         All contract charges                                --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 135.71
         Highest contract charge 1.45% Class B (e)     $ 131.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.82
         Highest contract charge 1.45% Class B (e)     $ 131.98
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 118.70
         Highest contract charge 1.45% Class B (e)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 109.44
         Highest contract charge 1.45% Class B (e)     $ 109.21
         All contract charges                                --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 117.33
         Highest contract charge 1.45% Class B (f)     $ 114.37
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 120.95
         Highest contract charge 1.45% Class B (f)     $ 119.04
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005             --                 --            --      3.73%
                   --                 --            --      2.75%
                  723           $101,473          1.21%        --
  2004             --                 --            --     17.08%
                   --                 --            --     15.97%
                  597           $ 81,729          2.73%        --
  2003             --                 --            --     45.13%
                   --                 --            --     43.76%
                  344           $ 40,364          0.42%        --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
  2007             --                 --            --      6.69%
                   --                 --            --      5.67%
                  750           $ 86,072          0.14%        --
  2006             --                 --            --    (4.49)%
                   --                 --            --    (5.40)%
                   80           $  8,636            --         --
  2005             --                 --            --      3.47%
                   --                 --            --      2.48%
                   70           $  7,961            --         --
  2004             --                 --            --     12.32%
                   --                 --            --     12.12%
                    9           $    969            --         --

EQ/Templeton Growth
-------------------
  2007             --                 --            --      1.58%
                   --                 --            --      0.60%
                  276           $ 29,896          0.67%        --
  2006             --                 --            --      7.86%
                   --                 --            --      7.54%
                   45           $  4,856          0.45%        --

EQ/UBS Growth and Income
------------------------
  2007             --                 --            --      0.66%
                   --                 --            --    (0.30)%
                  204           $ 27,120          0.92%        --
  2006             --                 --            --     13.58%
                   --                 --            --     12.50%
                  148           $ 19,665          0.98%        --
  2005             --                 --            --      8.46%
                   --                 --            --      7.43%
                   67           $  7,918          1.35%        --
  2004             --                 --            --     11.67%
                   --                 --            --     11.48%
                    1           $    220          2.62%        --

EQ/Van Kampen Comstock
----------------------
  2007             --                 --            --    (2.99)%
                   --                 --            --    (3.92)%
                  199           $ 22,805          1.69%        --
  2006             --                 --            --     15.33%
                   --                 --            --     14.23%
                  152           $ 18,187          3.08%        --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B (f)      $ 104.88
         Highest contract charge 1.45% Class B (f)     $ 104.21
         All contract charges                                --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 2.75%*
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 134.82
         Highest contract charge 1.45% Class B         $ 150.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 164.77
         Highest contract charge 1.45% Class B (f)     $ 160.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 135.28
         Highest contract charge 1.45% Class B (f)     $ 133.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 124.44
         Highest contract charge 1.45% Class B (f)     $ 123.65
         All contract charges                                --

EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (r)      $  83.23
         Highest contract charge 1.45% Class B (r)     $  82.82
         All contract charges                                --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  91.97
         Highest contract charge 1.45% Class B         $ 122.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  81.36
         Highest contract charge 1.45% Class B         $ 109.47
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005              --                --            --      4.88%
                    --                --            --      4.21%
                    64          $  6,674          2.03%        --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --            --      41.30%
                    --                --            --      39.95%
                 2,232          $634,802            --          --
  2006              --                --            --      36.37%
                    --                --            --      35.07%
                 2,029          $410,513          0.43%         --
  2005              --                --            --      32.12%
                    --                --            --      30.86%
                 1,693          $250,448          0.59%         --
  2004              --                --            --      23.06%
                    --                --            --      21.88%
                 1,293          $146,341          0.68%         --
  2003              --                --            --      55.14%
                    --                --            --      53.67%
                 1,107          $101,661          0.84%         --

EQ/Van Kampen Mid Cap Growth
----------------------------
  2007              --                --            --      21.80%
                    --                --            --      20.63%
                   286          $ 45,962          0.34%         --
  2006              --                --            --       8.71%
                    --                --            --       7.68%
                   116          $ 15,516          0.47%         --
  2005              --                --            --      24.44%
                    --                --            --      23.65%
                    39          $  4,864            --          --

EQ/Van Kampen Real Estate (p)
-----------------------------
  2007              --                --            --    (16.77)%
                    --                --            --    (17.18)%
                 1,582          $131,033          0.76%         --

MarketPLUS International Core
-----------------------------
  2007              --                --            --      14.65%
                    --                --            --      13.54%
                   748          $117,043          0.41%         --
  2006              --                --            --      18.65%
                    --                --            --      17.52%
                   714          $ 98,514          1.40%         --
  2005              --                --            --      16.54%
                    --                --            --      15.43%
                   588          $ 69,010          1.61%         --
  2004              --                --            --      13.04%
                    --                --            --      11.97%
                   436          $ 44,312          1.74%         --
  2003              --                --            --      31.97%
                    --                --            --      30.70%
                   230          $ 20,780          1.64%         --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 106.78              --                --            --      3.37%
         Highest contract charge 1.45% Class B     $ 104.71              --                --            --      2.37%
         All contract charges                            --             146          $ 15,557          1.23%        --
  2006   Lowest contract charge 0.50% Class B      $ 103.30              --                --            --     12.38%
         Highest contract charge 1.45% Class B     $ 102.29              --                --            --     11.31%
         All contract charges                            --             158          $ 16,368          0.83%        --
  2005   Lowest contract charge 0.50% Class B      $  91.93              --                --            --      6.65%
         Highest contract charge 1.45% Class B     $  91.89              --                --            --      5.64%
         All contract charges                            --             181          $ 16,799          0.49%        --
  2004   Lowest contract charge 0.50% Class B      $  86.19              --                --            --     10.84%
         Highest contract charge 1.45% Class B     $  86.99              --                --            --      9.78%
         All contract charges                            --             196          $ 17,208          0.55%        --
  2003   Lowest contract charge 0.50% Class B      $  77.76              --                --            --     21.44%
         Highest contract charge 1.45% Class B     $  79.23              --                --            --     20.27%
         All contract charges                            --             217          $ 17,350          0.70%        --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $  69.45              --                --            --     15.04%
         Highest contract charge 1.45% Class B     $ 109.53              --                --            --     13.94%
         All contract charges                            --           1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B      $  60.37              --                --            --      7.24%
         Highest contract charge 1.45% Class B     $  96.13              --                --            --      6.22%
         All contract charges                            --           2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B      $  56.29              --                --            --      8.48%
         Highest contract charge 1.45% Class B     $  90.50              --                --            --      7.45%
         All contract charges                            --           2,567          $342,058            --         --
  2004   Lowest contract charge 0.50% Class B      $  51.89              --                --            --     12.06%
         Highest contract charge 1.45% Class B     $  84.23              --                --            --     10.99%
         All contract charges                            --           2,943          $364,786            --         --
  2003   Lowest contract charge 0.50% Class B      $  46.31              --                --            --     28.66%
         Highest contract charge 1.45% Class B     $  75.89              --                --            --     27.44%
         All contract charges                            --           3,251          $364,052            --         --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 179.75              --                --            --    (2.09)%
         Highest contract charge 1.45% Class B     $ 133.36              --                --            --    (3.03)%
         All contract charges                            --           2,763          $458,308          1.01%        --
  2006   Lowest contract charge 0.50% Class B      $ 183.59              --                --            --     11.92%
         Highest contract charge 1.45% Class B     $ 137.53              --                --            --     10.86%
         All contract charges                            --           2,889          $493,560          0.31%        --
  2005   Lowest contract charge 0.50% Class B      $ 164.04              --                --            --     10.77%
         Highest contract charge 1.45% Class B     $ 124.06              --                --            --      9.71%
         All contract charges                            --           2,900          $446,196          4.74%        --
  2004   Lowest contract charge 0.50% Class B      $ 148.09              --                --            --     17.26%
         Highest contract charge 1.45% Class B     $ 113.08              --                --            --     16.14%
         All contract charges                            --           2,707          $379,449          2.57%        --
  2003   Lowest contract charge 0.50% Class B      $ 126.30              --                --            --     32.60%
         Highest contract charge 1.45% Class B     $  97.37              --                --            --     31.33%
         All contract charges                            --           2,510          $303,154          0.40%        --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 116.93              --                 --           --      11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --      10.03%
         All contract charges                                --           8,900         $  867,396         0.10%         --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.24              --                 --           --       5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --       3.85%
         All contract charges                                --          10,463         $  923,899         0.17%         --
  2005   Lowest contract charge 0.90% Class A (c)      $ 103.39              --                 --           --       7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --       6.90%
         All contract charges                                --          12,174         $1,031,638           --          --
  2004   Lowest contract charge 0.90% Class A (c)      $  96.18              --                 --           --      11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --      10.75%
         All contract charges                                --          13,893         $1,098,403           --          --
  2003   Lowest contract charge 0.90% Class A (c)      $  86.37              --                 --           --      36.83%
         Highest contract charge 1.45% Class A         $  63.87              --                 --           --      35.87%
         All contract charges                                --          15,363         $1,094,790           --          --

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $  88.52              --                 --           --      10.83%
         Highest contract charge 1.30% Class B (j)     $ 115.50              --                 --           --       9.95%
         All contract charges                                --             159         $   13,842         0.10%         --
  2006   Lowest contract charge 0.50% Class B          $  79.87              --                 --           --       4.59%
         Highest contract charge 1.30% Class B (j)     $ 105.05              --                 --           --       5.05%
         All contract charges                                --             190         $   14,885         0.17%         --
  2005   Lowest contract charge 0.50% Class B          $  76.37              --                 --           --       7.67%
         Highest contract charge 1.20% Class B         $  75.63              --                 --           --       6.91%
         All contract charges                                --             203         $   15,262           --          --
  2004   Lowest contract charge 0.50% Class B          $  70.93              --                 --           --      11.54%
         Highest contract charge 1.20% Class B         $  70.75              --                 --           --      10.75%
         All contract charges                                --             205         $   14,345           --          --
  2003   Lowest contract charge 0.50% Class B          $  63.60              --                 --           --      36.83%
         Highest contract charge 1.20% Class B         $  63.88              --                 --           --      35.88%
         All contract charges                                --             187         $   11,762           --          --

Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 106.02              --                 --         4.09%      6.02%

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.94              --                 --           --       5.73%
         Highest contract charge 1.45% Class B         $ 119.83              --                 --           --       4.71%
         All contract charges                                --             594         $   72,099         4.09%         --
  2006   Lowest contract charge 0.50% Class B          $ 120.06              --                 --           --       3.25%
         Highest contract charge 1.45% Class B         $ 114.44              --                 --           --       2.27%
         All contract charges                                --             591         $   68,372         4.11%         --
  2005   Lowest contract charge 0.50% Class B          $ 116.28              --                 --           --       1.24%
         Highest contract charge 1.45% Class B         $ 111.90              --                 --           --       0.28%
         All contract charges                                --             605         $   68,268         3.47%         --
  2004   Lowest contract charge 0.50% Class B          $ 114.85              --                 --           --       3.37%
         Highest contract charge 1.45% Class B         $ 111.59              --                 --           --       2.38%
         All contract charges                                --             575         $   64,676         3.24%         --
  2003   Lowest contract charge 0.50% Class B          $ 111.11              --                 --           --       3.22%
         Highest contract charge 1.45% Class B         $ 109.00              --                 --           --       2.24%
         All contract charges                                --             504         $   55,167         3.30%         --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 101.64             --           $     31            --      1.64%

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 136.76             --                 --            --      8.42%
         Highest contract charge 1.45% Class B         $ 129.11             --                 --            --      7.38%
         All contract charges                                --            396           $ 51,597            --         --
  2006   Lowest contract charge 0.50% Class B          $ 126.14             --                 --            --      4.61%
         Highest contract charge 1.45% Class B         $ 120.24             --                 --            --      3.61%
         All contract charges                                --            387           $ 47,061          1.05%        --
  2005   Lowest contract charge 0.50% Class B          $ 120.59             --                 --            --      6.43%
         Highest contract charge 1.45% Class B         $ 116.05             --                 --            --      5.41%
         All contract charges                                --            361           $ 42,208          2.61%        --
  2004   Lowest contract charge 0.50% Class B          $ 113.31             --                 --            --     11.57%
         Highest contract charge 1.45% Class B         $ 110.09             --                 --            --     10.50%
         All contract charges                                --            318           $ 35,180          3.73%        --
  2003   Lowest contract charge 0.50% Class B          $ 101.56             --                 --            --     27.49%
         Highest contract charge 1.45% Class B         $  99.63             --                 --            --     26.13%
         All contract charges                                --            234           $ 23,369          1.20%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.59             --                 --            --      2.88%
         Highest contract charge 1.45% Class A         $ 106.88             --                 --            --      1.90%
         All contract charges                                --            749           $136,313          7.58%        --
  2006   Lowest contract charge 0.50% Class A (j)      $ 102.63             --                 --            --      2.63%
         Highest contract charge 1.45% Class A         $ 104.89             --                 --            --      8.61%
         All contract charges                                --            767           $137,007          7.11%        --
  2005   Lowest contract charge 0.90% Class A (c)      $ 144.66             --                 --            --      2.39%
         Highest contract charge 1.45% Class A         $  96.58             --                 --            --      1.82%
         All contract charges                                --            799           $131,305          7.88%        --
  2004   Lowest contract charge 0.90% Class A (c)      $ 141.28             --                 --            --      7.96%
         Highest contract charge 1.45% Class A         $  94.85             --                 --            --      7.36%
         All contract charges                                --            827           $133,524          6.69%        --
  2003   Lowest contract charge 0.90% Class A (c)      $ 130.87             --                 --            --     21.77%
         Highest contract charge 1.45% Class A         $  88.34             --                 --            --     21.09%
         All contract charges                                --            837           $125,598          5.83%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 138.16             --                 --            --      2.62%
         Highest contract charge 1.30% Class B (j)     $ 104.30             --                 --            --      1.81%
         All contract charges                                --            384           $ 44,436          7.58%        --
  2006   Lowest contract charge 0.50% Class B          $ 134.63             --                 --            --      9.38%
         Highest contract charge 1.30% Class B (j)     $ 102.45             --                 --            --      2.45%
         All contract charges                                --            379           $ 42,859          7.11%        --
  2005   Lowest contract charge 0.50% Class B          $ 123.08             --                 --            --      2.54%
         Highest contract charge 1.20% Class B         $  96.58             --                 --            --      1.83%
         All contract charges                                --            379           $ 39,438          7.88%        --
  2004   Lowest contract charge 0.50% Class B          $ 120.03             --                 --            --      8.13%
         Highest contract charge 1.20% Class B         $  94.85             --                 --            --      7.37%
         All contract charges                                --            319           $ 32,690          6.69%        --
  2003   Lowest contract charge 0.50% Class B          $ 111.01             --                 --            --     21.94%
         Highest contract charge 1.20% Class B         $  88.34             --                 --            --     21.08%
         All contract charges                                --            243           $ 23,248          5.83%        --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,

                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 100.71             --           $      7          0.72%     0.71%

Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 197.82             --                 --            --      11.87%
         Highest contract charge 1.45% Class B     $ 186.75             --                 --            --      10.79%
         All contract charges                            --            644           $121,692          0.72%         --
  2006   Lowest contract charge 0.50% Class B      $ 176.83             --                 --            --      24.69%
         Highest contract charge 1.45% Class B     $ 168.56             --                 --            --      23.50%
         All contract charges                            --            615           $104,906          2.18%         --
  2005   Lowest contract charge 0.50% Class B      $ 141.82             --                 --            --      14.87%
         Highest contract charge 1.45% Class B     $ 136.48             --                 --            --      13.77%
         All contract charges                            --            472           $ 65,031          4.04%         --
  2004   Lowest contract charge 0.50% Class B      $ 123.46             --                 --            --      17.32%
         Highest contract charge 1.45% Class B     $ 119.96             --                 --            --      16.20%
         All contract charges                            --            402           $ 48,558          2.20%         --
  2003   Lowest contract charge 0.50% Class B      $ 105.24             --                 --            --      33.65%
         Highest contract charge 1.45% Class B     $ 103.24             --                 --            --      32.39%
         All contract charges                            --            225           $ 23,340          0.68%         --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $  95.23             --                 --          0.43%    (4.77)%

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 134.47             --                 --            --       4.48%
         Highest contract charge 1.45% Class B     $ 126.94             --                 --            --       3.47%
         All contract charges                            --            173           $ 22,281          0.43%         --
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162           $ 20,110          0.60%         --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175           $ 19,342          0.80%         --
  2004   Lowest contract charge 0.50% Class B      $ 107.24             --                 --            --       9.13%
         Highest contract charge 1.45% Class B     $ 104.20             --                 --            --       8.08%
         All contract charges                            --            178           $ 18,705          2.30%         --
  2003   Lowest contract charge 0.50% Class B      $  98.27             --                 --            --      27.49%
         Highest contract charge 1.45% Class B     $  96.40             --                 --            --      26.28%
         All contract charges                            --            168           $ 16,352          0.16%         --

Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 102.03             --                 --            --       2.03%

Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386           $ 41,221            --          --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --     (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --     (1.34)%
         All contract charges                            --            383           $ 37,071            --          --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388           $ 38,002            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --      6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --      5.12%
         All contract charges                           --             379            $35,019            --         --
  2003   Lowest contract charge 0.50% Class B     $  88.96              --                 --            --     29.97%
         Highest contract charge 1.45% Class B    $  87.27              --                 --            --     28.74%
         All contract charges                           --             320            $28,129            --         --

Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  94.15               1            $    55          1.12%   (5.85)%

Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --      3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --      2.13%
         All contract charges                           --             501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B     $ 149.85              --                 --            --     18.73%
         Highest contract charge 1.45% Class B    $ 142.84              --                 --            --     17.60%
         All contract charges                           --             457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B     $ 126.22              --                 --            --      6.56%
         Highest contract charge 1.45% Class B    $ 121.47              --                 --            --      5.55%
         All contract charges                           --             371            $45,368          3.03%        --
  2004   Lowest contract charge 0.50% Class B     $ 118.45              --                 --            --     13.85%
         Highest contract charge 1.45% Class B    $ 115.08              --                 --            --     12.77%
         All contract charges                           --             295            $34,179          5.97%        --
  2003   Lowest contract charge 0.50% Class B     $ 104.03              --                 --            --     30.43%
         Highest contract charge 1.45% Class B    $ 102.05              --                 --            --     29.18%
         All contract charges                           --             235            $24,068          2.33%        --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  98.14              --                 --            --    (1.86)%

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 127.03              --                 --            --      11.34%
         Highest contract charge 1.45% Class B    $ 119.92              --                 --            --      10.27%
         All contract charges                           --             730            $88,998            --          --
  2006   Lowest contract charge 0.50% Class B     $ 114.09              --                 --            --       9.07%
         Highest contract charge 1.45% Class B    $ 108.75              --                 --            --       8.03%
         All contract charges                           --             753            $82,924          0.51%         --
  2005   Lowest contract charge 0.50% Class B     $ 104.60              --                 --            --       7.85%
         Highest contract charge 1.45% Class B    $ 100.66              --                 --            --       6.81%
         All contract charges                           --             768            $78,075          1.61%         --
  2004   Lowest contract charge 0.50% Class B     $  96.99              --                 --            --      11.17%
         Highest contract charge 1.45% Class B    $  94.24              --                 --            --      10.11%
         All contract charges                           --             753            $71,596          1.57%         --
  2003   Lowest contract charge 0.50% Class B     $  87.24              --                 --            --      39.52%
         Highest contract charge 1.45% Class B    $  85.59              --                 --            --      38.20%
         All contract charges                           --             592            $50,875          1.63%         --

Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  88.13              --                 --            --    (11.87)%

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 144.72              --                 --            --    ( 0.41)%
         Highest contract charge 1.45% Class B    $ 136.63              --                 --            --    ( 1.36)%
         All contract charges                           --             514            $71,135            --          --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 119.18
         Highest contract charge 1.45% Class B         $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 103.99
         Highest contract charge 1.45% Class B         $ 102.01
         All contract charges                                --

Multimanager Small Cap Growth (o)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 138.89
         Highest contract charge 1.45% Class B (e)     $ 134.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.64
         Highest contract charge 1.45% Class B (e)     $ 131.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 122.78
         Highest contract charge 1.45% Class B (e)     $ 121.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 114.80
         Highest contract charge 1.45% Class B (e)     $ 114.56
         All contract charges                                --

Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $  84.78

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 187.01
         Highest contract charge 1.45% Class B         $ 143.86
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 208.48
         Highest contract charge 1.45% Class B         $ 161.93
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 180.45
         Highest contract charge 1.45% Class B         $ 141.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 173.24
         Highest contract charge 1.45% Class B         $ 137.16
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 148.68
         Highest contract charge 1.45% Class B         $ 118.84
         All contract charges                                --

Multimanager Technology (d)
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A                                 $ 103.56

Multimanager Technology (d)
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 130.12
         Highest contract charge 1.45% Class B         $ 122.84
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006              --                --            --      14.16%
                    --                --            --      13.07%
                   539          $ 75,665          1.69%         --
  2005              --                --            --       6.81%
                    --                --            --       5.79%
                   544          $ 67,218          6.80%         --
  2004              --                --            --      14.61%
                    --                --            --      13.52%
                   588          $ 68,546          3.78%         --
  2003              --                --            --      39.90%
                    --                --            --      38.56%
                   456          $ 46,680          0.35%         --

Multimanager Small Cap Growth (o)
---------------------------------
  2007              --                --            --       3.16%
                    --                --            --       2.17%
                   439          $ 59,581            --          --
  2006              --                --            --       9.66%
                    --                --            --       8.61%
                   297          $ 39,279          1.47%         --
  2005              --                --            --       6.95%
                    --                --            --       5.93%
                   121          $ 14,674          3.15%         --
  2004              --                --            --      14.09%
                    --                --            --      13.88%
                     4          $    471            --          --

Multimanager Small Cap Value
----------------------------
  2007              --                --          0.31%   (15.22)%

Multimanager Small Cap Value
----------------------------
  2007              --                --            --    (10.30)%
                    --                --            --    (11.16)%
                   957          $174,548          0.31%         --
  2006              --                --            --      15.53%
                    --                --            --      14.43%
                 1,040          $213,071          5.68%         --
  2005              --                --            --       4.16%
                    --                --            --       3.17%
                   973          $173,753          4.61%         --
  2004              --                --            --      16.52%
                    --                --            --      15.41%
                   834          $144,080          6.46%         --
  2003              --                --            --      36.69%
                    --                --            --      35.39%
                   563          $ 84,203          1.12%         --

Multimanager Technology (d)
---------------------------
  2007               1          $     82            --       3.56%

Multimanager Technology (d)
---------------------------
  2007              --                --            --      17.63%
                    --                --            --      16.50%
                 1,044          $129,627            --          --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Technology (d) (Continued)
---------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 110.62              --                --            --      6.76%
         Highest contract charge 1.45% Class B         $ 105.44              --                --            --      5.74%
         All contract charges                                --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --     10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --      9.66%
         All contract charges                                --           1,135          $113,949            --         --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --      4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --      3.47%
         All contract charges                                --           1,266          $115,943          1.03%        --
  2003   Lowest contract charge 0.50% Class B          $  89.59              --                --            --     56.84%
         Highest contract charge 1.45% Class B         $  87.89              --                --            --     55.36%
         All contract charges                                --             268          $ 23,642          4.48%        --

Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 115.88              --                --            --      6.70%
         Highest contract charge 1.45% Class B (h)     $ 114.43              --                --            --      5.68%
         All contract charges                                --              67          $  7,845          5.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.60              --                --            --      8.60%
         Highest contract charge 1.45% Class B (h)     $ 108.28              --                --            --      8.28%
         All contract charges                                --              11          $  1,222         10.42%        --

Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 117.04              --                --            --      6.83%
         Highest contract charge 1.45% Class B (h)     $ 115.57              --                --            --      5.80%
         All contract charges                                --              80          $  9,227          4.20%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 109.56              --                --            --      9.56%
         Highest contract charge 1.45% Class B (h)     $ 109.23              --                --            --      9.23%
         All contract charges                                --               9          $  1,035          8.37%        --

Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 118.01              --                --            --      6.84%
         Highest contract charge 1.45% Class B (h)     $ 116.54              --                --            --      5.83%
         All contract charges                                --              40          $  4,736          4.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 110.45              --                --            --     10.45%
         Highest contract charge 1.45% Class B (h)     $ 110.12              --                --            --     10.12%
         All contract charges                                --               5          $    531          6.64%        --

Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 119.32              --                --            --      7.26%
         Highest contract charge 1.45% Class B (h)     $ 117.82              --                --            --      6.23%
         All contract charges                                --              29          $  3,403          3.33%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.24              --                --            --     11.24%
         Highest contract charge 1.45% Class B (h)     $ 110.91              --                --            --     10.91%
         All contract charges                                --               3          $    380          7.39%        --

----------

(a) A substitution of EQ/AllianceBernstein International Index for EQ/International Equity occurred on May 2, 2003.

(b) Units were made available on October 20, 2003.

(c) Units were made available on June 20, 2003.

(d) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.

(e) Units were made available for sale on October 25, 2004.

(f) Units were made available on May 9, 2005.

(g) Units were made available on October 17, 2005.

(h) Units were made available for sale on September 18, 2006.


                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2007

7. Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long /Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.

(j) Units were made available on November 6, 2006.

(k) Units were made available for sale on May 29, 2007.

(l) Units were made available for sale on May 18, 2007.

(m) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(n) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(o) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(p) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.

(q) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(r) Units were made available for sale on August 17, 2007.

(s) Units were made available for sale on July 15, 2007.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-101

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


                                      PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Registered Public Accounting Firm;
             PricewaterhouseCoopers LLP
            -Statements of Assets and Liabilities for the Year Ended
             December 31, 2007;
            -Statements of Operations for the Year Ended December 31, 2007; -Statements of Changes in Net Assets for the Years Ended
             December 31, 2007 and 2006; and
            -Notes to Financial Statements.

         2. AXA Equitable Life Insurance Company:
            ----------------------------------------------------------
            -Report of Independent Registered Public Accounting Firm;
             PricewaterhouseCoopers LLP
            -Consolidated Balance Sheets as of December 31, 2007 and 2006; -Consolidated Statements of Earnings for Years Ended
             December 31, 2007, 2006 and 2005;
            -Consolidated Statements of Equity for Years Ended
             December 31, 2007, 2006 and 2005;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 2007, 2006 and 2005; and
            -Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:
            -----------------------
            -Report of Independent Registered Public Accounting Firm -
             KPMG LLP
            -Consolidated Statements of Income for the Year Ended
             December 31, 2005;
            -Consolidated Statements of Changes in Partners' Capital and
             Comprehensive Income for the Year Ended December 31, 2005;
            -Consolidated Statements of Cash Flows for the Year Ended
             December 31, 2005;
            -Notes to Consolidated Financial Statements.

         4. AllianceBernstein Holding L.P.:
            -------------------------------
            -Report of Independent Registered Public Accounting Firm -
             KPMG LLP
            -Statements of Income for the Year Ended December 31, 2005; -Statements of Changes in Partners' Capital and Comprehensive
             Income for the Year Ended December 31, 2005;
            -Statements of Cash Flows for the Year Ended December 31, 2005; and -Notes to Financial Statements.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b)of item 24 as to exhibits in Form N-4:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on April 20, 2001.

            (c) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (d) First Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (e) Second Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (f) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (g) Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (h) Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.


            (i)  (i)    Form of Distribution Agreement dated as of January 1,
                        1998 among The Equitable Life Assurance Society of the
                        United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain
                        Separate Accounts, and Equitable Distributors, Inc. (now
                        AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form
                        N-4 (File No. 333-05593), filed on May 1, 1998.

            (j) (ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, incorporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No. 2-30070), filed on December 30, 2004.

            (k) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on
                Form N-4, filed on April 20, 2005.

            (l) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (f) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            (g) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7. Not applicable.

         8. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed
                August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on
                December 5, 2001.

            (c) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-19925 on April 19, 2004.

            (b) (i) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 24, 2007.

            (c) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Associate General Counsel is filed herewith.

        10. (a) (i)     Consent of PricewaterhouseCoopers LLP.

            (a) (ii)    Consent of KPMG LLP.

            (b) Powers of Attorney, incorporated herein by reference
                to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

            (c) Powers of Attorney, previously filed with this registration statement, File No. 333-19925, on April 24, 2007.

            (d) Powers of Attorney are filed herewith.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4 filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27. Number of Contractowners
         ------------------------

         As of February 29, 2008, there were 665 Qualified Contract Owners and 452 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus,
NJ 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2008.



                           SEPARATE ACCOUNT A OF
                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                   (Registrant)

                           By:  AXA Equitable Life Insurance Company
                                (Depositor)


                           By:  /s/ Dodie Kent
                                ------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2008.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life
                                              Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Charlynn Goins                Scott D. Miller
Christopher M. Condron      Anthony J. Hamilton           Joseph H. Moglia
Henri de Castries           Mary R. (Nina) Henderson      Lorie A. Slutsky
Denis Duverne               James F. Higgins              Ezra Suleiman
                                                          Peter J. Tobin







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact
         April 21, 2008

                                  EXHIBIT INDEX
                                  -------------

                Exhibit No.                                   Tag Value
                -----------                                   ---------

9(c)        Opinion and Consent of Counsel                    EX-99.9c

10(a)(i)    Consent of PricewaterhouseCoopers LLP             EX-99.10a

10(a)(ii)   Consent of KPMG LLP                               EX-99.10aii

10(d)       Powers of Attorney                                EX-99.10d